UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Mid-Cap Growth Fund Investor Shares - VMGRX

Selected Value Fund Investor Shares - VASVX

Emerging Markets Government Bond Index Fund ETF Shares - VWOB

Emerging Markets Government Bond Index Fund Admiral™ Shares - VGAVX

Emerging Markets Government Bond Index Fund Institutional Shares - VGIVX

Global Minimum Volatility Fund Admiral™ Shares - VMNVX

Global Minimum Volatility Fund Investor Shares - VMVFX

International Dividend Appreciation Index Fund ETF Shares - VIGI

International Dividend Appreciation Index Fund Admiral™ Shares - VIAAX

International High Dividend Yield Index Fund ETF Shares - VYMI

International High Dividend Yield Index Fund Admiral™ Shares - VIHAX

International Dividend Growth Fund Investor Shares - VIDGX

Vanguard Mid-Cap Growth Fund

Investor Shares (VMGRX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$39	0.33%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell Midcap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  In an environment where money market yields in excess of 5% paled in comparison with substantial stock gains, having even a modest allocation to cash proved a significant drag on the Fund’s relative performance. The Fund’s holdings in consumer discretionary and health care also lagged. On the plus side, its holdings in industrials and consumer staples outperformed.

  The Fund returned about four times as much during the fiscal year as it did on an annualized basis during the past decade. As this disparity suggests, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Russell Midcap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,213	$10,126	$9,956
2015	$10,921	$10,777	$10,473
2015	$11,247	$10,903	$10,610
2015	$10,668	$10,494	$10,440
2016	$9,461	$9,501	$9,701
2016	$10,087	$10,332	$10,444
2016	$10,397	$11,020	$11,076
2016	$10,082	$10,536	$10,880
2017	$10,727	$11,400	$11,809
2017	$11,269	$11,968	$12,383
2017	$11,628	$12,495	$12,862
2017	$12,370	$13,301	$13,486
2018	$13,520	$14,602	$14,780
2018	$13,308	$13,987	$14,000
2018	$14,167	$14,879	$14,976
2018	$13,559	$14,118	$14,371
2019	$13,898	$14,676	$14,437
2019	$15,569	$16,454	$15,762
2019	$15,927	$16,984	$16,010
2019	$15,398	$16,790	$16,296
2020	$16,452	$17,999	$17,378
2020	$14,703	$16,491	$15,575
2020	$17,909	$20,057	$17,738
2020	$18,220	$20,339	$17,923
2021	$21,373	$24,097	$20,948
2021	$23,330	$25,392	$23,521
2021	$24,140	$26,978	$24,643
2021	$25,086	$28,358	$25,823
2022	$20,874	$23,738	$24,823
2022	$18,409	$21,144	$22,730
2022	$18,055	$21,107	$22,725
2022	$17,003	$20,151	$21,447
2023	$18,315	$21,715	$22,733
2023	$17,899	$21,481	$23,020
2023	$20,211	$23,857	$25,594
2023	$17,172	$20,826	$23,247
2024	$20,611	$25,003	$27,086
2024	$21,412	$25,927	$28,181
2024	$22,230	$26,803	$30,995
2024	$23,315	$28,880	$32,080

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	35.77%	8.65%	8.83%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	6.0%
Consumer Discretionary	11.3%
Consumer Staples	2.8%
Energy	3.0%
Financials	11.1%
Health Care	15.7%
Industrials	17.6%
Information Technology	25.6%
Materials	2.3%
Real Estate	1.6%
Other Assets and Liabilities—Net	3.0%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$3,042
Number of Portfolio Holdings	111
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$3,866

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR301

Vanguard Selected Value Fund

Investor Shares (VASVX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Selected Value Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.42%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell Midcap Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  In an environment where money market yields in excess of 5% paled in comparison to substantial stock gains, the Fund’s allocation to cash—5% of assets, on average—proved a significant drag on relative performance. The Fund’s holdings in the information technology and health care sectors also contributed to underperformance. Its holdings in materials helped results the most.

  The Fund’s return for the 12 months was much larger (by a factor of three) than its 10-year annualized return. As this disparity suggests, markets will not always be generous. Long-term shareholders should expect periods of lower or negative returns.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Russell Midcap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,841	$10,108	$9,956
2015	$10,422	$10,383	$10,473
2015	$10,285	$10,282	$10,610
2015	$10,088	$10,047	$10,440
2016	$8,989	$9,225	$9,701
2016	$10,208	$10,365	$10,444
2016	$10,329	$11,081	$11,076
2016	$10,310	$10,834	$10,880
2017	$11,695	$11,914	$11,809
2017	$12,035	$12,180	$12,383
2017	$12,419	$12,487	$12,862
2017	$13,111	$12,689	$13,486
2018	$14,039	$13,585	$14,780
2018	$12,899	$13,012	$14,000
2018	$13,221	$13,620	$14,976
2018	$11,911	$12,710	$14,371
2019	$12,246	$12,847	$14,437
2019	$12,926	$13,761	$15,762
2019	$13,120	$13,862	$16,010
2019	$13,402	$13,990	$16,296
2020	$13,633	$14,512	$17,378
2020	$10,192	$11,457	$15,575
2020	$11,477	$12,696	$17,738
2020	$11,894	$13,020	$17,923
2021	$14,764	$15,499	$20,948
2021	$18,176	$18,412	$23,521
2021	$17,917	$18,671	$24,643
2021	$18,591	$19,347	$25,823
2022	$18,733	$19,086	$24,823
2022	$18,022	$18,411	$22,730
2022	$17,454	$18,139	$22,725
2022	$17,236	$17,379	$21,447
2023	$19,595	$18,955	$22,733
2023	$18,681	$17,771	$23,020
2023	$20,594	$19,260	$25,594
2023	$18,546	$16,759	$23,247
2024	$21,980	$19,414	$27,086
2024	$22,326	$20,275	$28,181
2024	$24,199	$21,915	$30,995
2024	$24,168	$22,463	$32,080

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	30.31%	12.52%	9.23%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	3.4%
Consumer Discretionary	11.4%
Consumer Staples	3.9%
Energy	2.6%
Financials	24.5%
Health Care	9.4%
Industrials	17.3%
Information Technology	7.8%
Materials	8.1%
Real Estate	4.8%
Utilities	1.7%
Other Assets and Liabilities—Net	5.1%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$6,947
Number of Portfolio Holdings	128
Portfolio Turnover Rate	32%
Total Investment Advisory Fees (in thousands)	$17,426

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR934

Vanguard Emerging Markets Government Bond Index Fund

ETF Shares (VWOB) Nasdaq

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$22	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its benchmark, the Bloomberg USD Emerging Markets Government RIC Capped Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Amid these conditions, U.S. dollar-denominated emerging-market debt posted double-digit returns across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index by market value, returns ranged from 8% for bonds issued by South Korea to 120% for those issued by Argentina. Combined, the two countries accounted for more than 8% of the index.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 6.3%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2014	$10,000	$10,000	$10,000
2015	$9,750	$9,745	$9,588
2015	$10,111	$10,098	$9,517
2015	$9,963	$9,952	$9,224
2015	$9,999	$9,992	$9,326
2016	$9,841	$9,839	$9,225
2016	$10,499	$10,496	$10,140
2016	$10,991	$10,998	$10,361
2016	$11,084	$11,096	$9,930
2017	$10,963	$10,982	$9,491
2017	$11,348	$11,371	$9,683
2017	$11,489	$11,517	$10,151
2017	$11,701	$11,733	$10,055
2018	$11,695	$11,732	$10,608
2018	$11,397	$11,444	$10,427
2018	$11,427	$11,474	$10,123
2018	$11,251	$11,299	$9,845
2019	$11,778	$11,835	$10,262
2019	$12,062	$12,124	$10,165
2019	$12,698	$12,762	$10,502
2019	$12,766	$12,819	$10,617
2020	$13,216	$13,275	$10,667
2020	$11,632	$11,705	$10,514
2020	$13,168	$13,238	$11,125
2020	$12,977	$13,026	$11,144
2021	$13,571	$13,619	$11,538
2021	$13,328	$13,381	$11,219
2021	$13,660	$13,728	$11,310
2021	$13,503	$13,573	$10,922
2022	$13,091	$13,168	$10,623
2022	$11,557	$11,552	$9,475
2022	$11,271	$11,253	$9,223
2022	$10,440	$10,440	$8,237
2023	$11,617	$11,613	$9,116
2023	$11,525	$11,522	$9,105
2023	$11,853	$11,857	$8,997
2023	$11,132	$11,144	$8,450
2024	$12,247	$12,268	$9,100
2024	$12,292	$12,316	$8,781
2024	$12,846	$12,873	$9,102
2024	$13,159	$13,202	$9,181

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	18.21%	0.61%	2.78%
ETF Shares Market Price	17.73%	0.47%	2.70%
Bloomberg USD Emerging Markets Government RIC Capped Index	18.47%	0.59%	2.82%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	8.1%
Asia	49.3%
Europe	6.3%
North America	16.5%
Oceania	0.0%
South America	18.0%
Other Assets and Liabilities—Net	1.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$5,841
Number of Portfolio Holdings	735
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$147

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3820

Vanguard Emerging Markets Government Bond Index Fund

Admiral™ Shares (VGAVX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$22	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its benchmark, the Bloomberg USD Emerging Markets Government RIC Capped Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Amid these conditions, U.S. dollar-denominated emerging-market debt posted double-digit returns across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index by market value, returns ranged from 8% for bonds issued by South Korea to 120% for those issued by Argentina. Combined, the two countries accounted for more than 8% of the index.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 6.3%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2014	$9,925	$10,000	$10,000
2015	$9,677	$9,745	$9,588
2015	$10,039	$10,098	$9,517
2015	$9,892	$9,952	$9,224
2015	$9,925	$9,992	$9,326
2016	$9,771	$9,839	$9,225
2016	$10,423	$10,496	$10,140
2016	$10,912	$10,998	$10,361
2016	$11,006	$11,096	$9,930
2017	$10,883	$10,982	$9,491
2017	$11,268	$11,371	$9,683
2017	$11,407	$11,517	$10,151
2017	$11,619	$11,733	$10,055
2018	$11,613	$11,732	$10,608
2018	$11,317	$11,444	$10,427
2018	$11,349	$11,474	$10,123
2018	$11,177	$11,299	$9,845
2019	$11,695	$11,835	$10,262
2019	$11,983	$12,124	$10,165
2019	$12,614	$12,762	$10,502
2019	$12,682	$12,819	$10,617
2020	$13,129	$13,275	$10,667
2020	$11,558	$11,705	$10,514
2020	$13,082	$13,238	$11,125
2020	$12,892	$13,026	$11,144
2021	$13,482	$13,619	$11,538
2021	$13,241	$13,381	$11,219
2021	$13,569	$13,728	$11,310
2021	$13,413	$13,573	$10,922
2022	$13,006	$13,168	$10,623
2022	$11,479	$11,552	$9,475
2022	$11,199	$11,253	$9,223
2022	$10,372	$10,440	$8,237
2023	$11,539	$11,613	$9,116
2023	$11,450	$11,522	$9,105
2023	$11,774	$11,857	$8,997
2023	$11,062	$11,144	$8,450
2024	$12,172	$12,268	$9,100
2024	$12,214	$12,316	$8,781
2024	$12,761	$12,873	$9,102
2024	$13,071	$13,202	$9,181

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral SharesFootnote Reference1	17.27%	0.45%	2.71%
Bloomberg USD Emerging Markets Government RIC Capped Index	18.47%	0.59%	2.82%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.75% fee on purchases of fund shares.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	8.1%
Asia	49.3%
Europe	6.3%
North America	16.5%
Oceania	0.0%
South America	18.0%
Other Assets and Liabilities—Net	1.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$5,841
Number of Portfolio Holdings	735
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$147

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR520

Vanguard Emerging Markets Government Bond Index Fund

Institutional Shares (VGIVX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.18%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its benchmark, the Bloomberg USD Emerging Markets Government RIC Capped Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Amid these conditions, U.S. dollar-denominated emerging-market debt posted double-digit returns across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index by market value, returns ranged from 8% for bonds issued by South Korea to 120% for those issued by Argentina. Combined, the two countries accounted for more than 8% of the index.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 6.3%.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 11, 2015, Through October 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2/11/15	$4,962,500	$5,000,000	$5,000,000
4/30/15	$5,157,852	$5,195,002	$5,025,870
7/31/15	$5,084,153	$5,119,483	$4,871,354
10/31/15	$5,102,603	$5,140,260	$4,925,234
1/31/16	$5,021,863	$5,061,662	$4,871,831
4/30/16	$5,358,944	$5,399,343	$5,354,956
7/31/16	$5,609,742	$5,657,774	$5,471,375
10/31/16	$5,658,329	$5,708,092	$5,243,835
1/31/17	$5,597,212	$5,649,574	$5,012,162
4/30/17	$5,794,351	$5,849,830	$5,113,627
7/31/17	$5,866,142	$5,924,837	$5,360,700
10/31/17	$5,974,620	$6,035,881	$5,309,834
1/31/18	$5,971,954	$6,035,191	$5,602,050
4/30/18	$5,821,581	$5,887,432	$5,506,326
7/31/18	$5,835,356	$5,902,878	$5,346,102
10/31/18	$5,746,585	$5,812,767	$5,199,123
1/31/19	$6,014,308	$6,088,092	$5,419,545
4/30/19	$6,160,378	$6,237,037	$5,368,211
7/31/19	$6,484,976	$6,565,226	$5,545,864
10/31/19	$6,520,083	$6,594,533	$5,606,848
1/31/20	$6,749,757	$6,829,215	$5,633,385
4/30/20	$5,942,705	$6,021,517	$5,552,309
7/31/20	$6,727,218	$6,810,070	$5,875,241
10/31/20	$6,629,320	$6,700,941	$5,884,927
1/31/21	$6,932,565	$7,005,879	$6,092,986
4/30/21	$6,810,655	$6,883,797	$5,924,726
7/31/21	$6,980,575	$7,062,147	$5,972,679
10/31/21	$6,900,820	$6,982,620	$5,767,808
1/31/22	$6,691,438	$6,773,937	$5,610,161
4/30/22	$5,905,657	$5,942,562	$5,003,546
7/31/22	$5,760,214	$5,788,976	$4,870,495
10/31/22	$5,337,269	$5,370,737	$4,349,707
1/31/23	$5,937,417	$5,974,047	$4,814,401
4/30/23	$5,890,995	$5,927,137	$4,808,425
7/31/23	$6,060,950	$6,099,522	$4,751,097
10/31/23	$5,691,843	$5,732,739	$4,462,344
1/31/24	$6,261,343	$6,310,911	$4,805,841
4/30/24	$6,285,472	$6,335,823	$4,637,239
7/31/24	$6,569,463	$6,622,286	$4,806,911
10/31/24	$6,730,600	$6,791,533	$4,848,330

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/11/15
Institutional SharesFootnote Reference1	17.36%	0.49%	3.11%
Bloomberg USD Emerging Markets Government RIC Capped Index	18.47%	0.59%	3.20%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.32%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.75% fee on purchases of fund shares.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	8.1%
Asia	49.3%
Europe	6.3%
North America	16.5%
Oceania	0.0%
South America	18.0%
Other Assets and Liabilities—Net	1.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$5,841
Number of Portfolio Holdings	735
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$147

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR2020

Vanguard Global Minimum Volatility Fund

Admiral™ Shares (VMNVX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark, the FTSE Global All Cap Index (USD Hedged).

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  All major regions detracted from the Fund’s relative performance. The Fund’s U.S. holdings, which account for more than 50% of its assets, detracted most.

  Just three of the Fund’s 11 sectors contributed positively to relative performance: energy, materials, and consumer discretionary. Strong selection in energy helped most. Information technology and industrials detracted most, mainly because of weak selection.

  The Fund seeks to provide long-term capital appreciation with lower volatility relative to the global equity market. The Fund’s average volatility for the 12 months was about 25% less than that of its benchmark.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $50,000

	Admiral Shares	FTSE Global All Cap Index (USD Hedged)	FTSE Global All Cap Index
2014	$50,000	$50,000	$50,000
2015	$52,115	$50,643	$49,196
2015	$53,885	$54,204	$52,697
2015	$55,468	$54,034	$51,908
2015	$55,002	$52,396	$50,222
2016	$53,208	$48,726	$45,973
2016	$55,133	$51,369	$50,011
2016	$59,080	$53,826	$52,037
2016	$57,419	$54,016	$51,600
2017	$59,555	$57,640	$54,783
2017	$63,192	$60,798	$57,917
2017	$64,800	$62,984	$61,040
2017	$67,176	$66,447	$63,867
2018	$69,766	$70,988	$69,830
2018	$68,576	$68,473	$66,318
2018	$72,196	$71,300	$68,049
2018	$69,816	$67,362	$63,474
2019	$71,144	$68,071	$64,644
2019	$75,679	$73,936	$69,440
2019	$78,259	$74,481	$69,792
2019	$79,969	$76,259	$71,490
2020	$83,453	$80,106	$74,938
2020	$70,297	$71,037	$65,542
2020	$74,673	$79,358	$74,463
2020	$72,627	$79,810	$74,844
2021	$79,081	$92,974	$88,271
2021	$83,117	$102,571	$97,080
2021	$86,078	$106,311	$100,260
2021	$86,136	$110,353	$103,477
2022	$85,822	$107,026	$99,469
2022	$84,679	$100,377	$91,412
2022	$84,379	$99,444	$89,618
2022	$82,485	$94,270	$82,925
2023	$86,417	$102,048	$92,234
2023	$87,774	$103,717	$93,209
2023	$88,436	$112,828	$101,222
2023	$85,912	$103,807	$91,274
2024	$94,273	$118,519	$105,182
2024	$96,942	$124,845	$109,334
2024	$103,062	$134,539	$118,223
2024	$104,299	$137,951	$121,041

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	21.40%	5.46%	7.63%
FTSE Global All Cap Index (USD Hedged)	32.89%	12.59%	10.68%
FTSE Global All Cap IndexFootnote Reference*	32.61%	11.11%	9.24%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The FTSE Global All Cap Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	19.5%
Europe	12.7%
North America	62.2%
Oceania	3.4%
South America	1.2%
Other Assets and Liabilities—Net	1.0%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$2,060
Number of Portfolio Holdings	286
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$555

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR594

Vanguard Global Minimum Volatility Fund

Investor Shares (VMVFX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.21%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark, the FTSE Global All Cap Index (USD Hedged).

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  All major regions detracted from the Fund’s relative performance. The Fund’s U.S. holdings, which account for more than 50% of its assets, detracted most.

  Just three of the Fund’s 11 sectors contributed positively to relative performance: energy, materials, and consumer discretionary. Strong selection in energy helped most. Information technology and industrials detracted most, mainly because of weak selection.

  The Fund seeks to provide long-term capital appreciation with lower volatility relative to the global equity market. The Fund’s average volatility for the 12 months was about 25% less than that of its benchmark.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	FTSE Global All Cap Index (USD Hedged)	FTSE Global All Cap Index
2014	$10,000	$10,000	$10,000
2015	$10,416	$10,129	$9,839
2015	$10,770	$10,841	$10,539
2015	$11,077	$10,807	$10,382
2015	$10,993	$10,479	$10,044
2016	$10,632	$9,745	$9,195
2016	$11,006	$10,274	$10,002
2016	$11,795	$10,765	$10,407
2016	$11,458	$10,803	$10,320
2017	$11,887	$11,528	$10,957
2017	$12,608	$12,160	$11,583
2017	$12,924	$12,597	$12,208
2017	$13,398	$13,289	$12,773
2018	$13,919	$14,198	$13,966
2018	$13,666	$13,695	$13,264
2018	$14,393	$14,260	$13,610
2018	$13,919	$13,472	$12,695
2019	$14,181	$13,614	$12,929
2019	$15,080	$14,787	$13,888
2019	$15,588	$14,896	$13,958
2019	$15,924	$15,252	$14,298
2020	$16,619	$16,021	$14,988
2020	$13,992	$14,207	$13,108
2020	$14,864	$15,872	$14,893
2020	$14,456	$15,962	$14,969
2021	$15,734	$18,595	$17,654
2021	$16,543	$20,514	$19,416
2021	$17,120	$21,262	$20,052
2021	$17,132	$22,071	$20,695
2022	$17,068	$21,405	$19,894
2022	$16,841	$20,075	$18,282
2022	$16,770	$19,889	$17,924
2022	$16,399	$18,854	$16,585
2023	$17,176	$20,410	$18,447
2023	$17,439	$20,743	$18,642
2023	$17,564	$22,566	$20,244
2023	$17,063	$20,761	$18,255
2024	$18,716	$23,704	$21,036
2024	$19,246	$24,969	$21,867
2024	$20,461	$26,908	$23,645
2024	$20,706	$27,590	$24,208

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	21.35%	5.39%	7.55%
FTSE Global All Cap Index (USD Hedged)	32.89%	12.59%	10.68%
FTSE Global All Cap IndexFootnote Reference*	32.61%	11.11%	9.24%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The FTSE Global All Cap Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	19.5%
Europe	12.7%
North America	62.2%
Oceania	3.4%
South America	1.2%
Other Assets and Liabilities—Net	1.0%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$2,060
Number of Portfolio Holdings	286
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$555

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1194

Vanguard International Dividend Appreciation Index Fund

ETF Shares (VIGI) Nasdaq

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$17	0.15%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P Global Ex-U.S. Dividend Growers Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  In the Fund’s benchmark, Europe—which accounts for almost half the index’s weighting—contributed most to the index’s performance, followed by the Pacific region and North America. By sector, health care, industrials, technology, and financials contributed most to returns.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 25, 2016, Through October 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Spliced S&P Global Ex-U.S. Dividend Growers Index	S&P Global Ex-U.S. BMI (USD)
2/25/16	$10,000	$10,000	$10,000
4/30/16	$10,917	$11,036	$11,036
7/31/16	$11,501	$11,589	$11,138
10/31/16	$10,964	$11,047	$11,115
1/31/17	$11,007	$11,086	$11,476
4/30/17	$11,989	$12,080	$12,141
7/31/17	$12,906	$13,006	$12,924
10/31/17	$13,177	$13,278	$13,432
1/31/18	$14,146	$14,297	$14,597
4/30/18	$13,489	$13,651	$13,793
7/31/18	$13,810	$13,956	$13,406
10/31/18	$12,249	$12,381	$12,006
1/31/19	$12,859	$12,992	$12,382
4/30/19	$13,975	$14,105	$12,913
7/31/19	$14,067	$14,340	$12,674
10/31/19	$14,572	$14,770	$12,981
1/31/20	$15,070	$15,334	$13,270
4/30/20	$13,398	$13,609	$11,130
7/31/20	$14,986	$15,185	$12,507
10/31/20	$15,116	$15,305	$12,478
1/31/21	$17,456	$17,730	$14,939
4/30/21	$18,351	$18,660	$15,844
7/31/21	$19,177	$19,463	$15,912
10/31/21	$19,640	$20,003	$15,979
1/31/22	$18,686	$18,836	$15,142
4/30/22	$17,459	$17,946	$13,807
7/31/22	$16,835	$17,087	$13,015
10/31/22	$15,143	$15,427	$11,605
1/31/23	$17,586	$17,814	$13,788
4/30/23	$18,086	$18,407	$13,706
7/31/23	$18,381	$18,717	$14,283
10/31/23	$16,799	$17,000	$12,600
1/31/24	$19,191	$19,689	$14,239
4/30/24	$19,108	$19,523	$14,653
7/31/24	$20,790	$21,181	$15,297
10/31/24	$20,576	$20,974	$15,349

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/25/16
ETF Shares Net Asset Value	22.48%	7.14%	8.67%
ETF Shares Market Price	22.35%	7.15%	8.69%
Spliced S&P Global Ex-U.S. Dividend Growers Index	23.38%	7.27%	8.91%
S&P Global Ex-U.S. BMI (USD)Footnote Reference*	21.32%	3.32%	5.06%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The broad-based benchmark is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	36.7%
Europe	47.9%
North America	13.0%
Oceania	1.9%
South America	0.1%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$7,593
Number of Portfolio Holdings	350
Portfolio Turnover Rate	18%
Total Investment Advisory Fees (in thousands)	$407

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4415

Vanguard International Dividend Appreciation Index Fund

Admiral™ Shares (VIAAX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.16%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P Global Ex-U.S. Dividend Growers Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  In the Fund’s benchmark, Europe—which accounts for almost half the index’s weighting—contributed most to the index’s performance, followed by the Pacific region and North America. By sector, health care, industrials, technology, and financials contributed most to returns.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 2, 2016, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	Spliced S&P Global Ex-U.S. Dividend Growers Index	S&P Global Ex-U.S. BMI (USD)
3/2/16	$9,975	$10,000	$10,000
4/30/16	$10,582	$10,712	$10,712
7/31/16	$11,150	$11,250	$10,812
10/31/16	$10,628	$10,723	$10,789
1/31/17	$10,667	$10,762	$11,140
4/30/17	$11,621	$11,726	$11,786
7/31/17	$12,512	$12,625	$12,545
10/31/17	$12,773	$12,889	$13,038
1/31/18	$13,710	$13,878	$14,169
4/30/18	$13,077	$13,251	$13,389
7/31/18	$13,386	$13,547	$13,013
10/31/18	$11,875	$12,018	$11,654
1/31/19	$12,468	$12,611	$12,019
4/30/19	$13,549	$13,692	$12,534
7/31/19	$13,635	$13,920	$12,302
10/31/19	$14,127	$14,338	$12,601
1/31/20	$14,607	$14,885	$12,881
4/30/20	$12,986	$13,210	$10,804
7/31/20	$14,528	$14,740	$12,140
10/31/20	$14,652	$14,856	$12,112
1/31/21	$16,920	$17,210	$14,501
4/30/21	$17,792	$18,113	$15,379
7/31/21	$18,592	$18,893	$15,446
10/31/21	$19,042	$19,417	$15,511
1/31/22	$18,116	$18,284	$14,698
4/30/22	$16,926	$17,420	$13,402
7/31/22	$16,328	$16,586	$12,634
10/31/22	$14,691	$14,975	$11,265
1/31/23	$17,066	$17,292	$13,384
4/30/23	$17,539	$17,868	$13,304
7/31/23	$17,824	$18,169	$13,864
10/31/23	$16,290	$16,502	$12,231
1/31/24	$18,606	$19,112	$13,822
4/30/24	$18,525	$18,951	$14,224
7/31/24	$20,160	$20,561	$14,849
10/31/24	$19,906	$20,359	$14,900

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/2/16
Admiral SharesFootnote Reference1	21.84%	7.04%	8.27%
Spliced S&P Global Ex-U.S. Dividend Growers Index	23.38%	7.27%	8.55%
S&P Global Ex-U.S. BMI (USD)Footnote Reference*	21.32%	3.32%	4.71%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares.
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The broad-based benchmark is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	36.7%
Europe	47.9%
North America	13.0%
Oceania	1.9%
South America	0.1%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$7,593
Number of Portfolio Holdings	350
Portfolio Turnover Rate	18%
Total Investment Advisory Fees (in thousands)	$407

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR515

Vanguard International High Dividend Yield Index Fund

ETF Shares (VYMI) Nasdaq

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$25	0.22%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the FTSE All-World ex-US High Dividend Yield Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Although other regions had higher returns in the fund’s benchmark index, Europe contributed the most to performance because of its larger weighting. By sector, financials accounted for roughly half the index’s returns.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 25, 2016, Through October 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	FTSE All-World ex US High Dividend Yield Index	FTSE Global All Cap ex US Index
2/25/16	$10,000	$10,000	$10,000
4/30/16	$11,117	$11,245	$11,159
7/31/16	$11,165	$11,288	$11,362
10/31/16	$11,337	$11,471	$11,388
1/31/17	$11,983	$12,115	$11,809
4/30/17	$12,626	$12,785	$12,591
7/31/17	$13,470	$13,636	$13,478
10/31/17	$13,834	$14,010	$14,066
1/31/18	$15,005	$15,256	$15,326
4/30/18	$14,183	$14,458	$14,604
7/31/18	$13,986	$14,217	$14,320
10/31/18	$12,861	$13,106	$12,900
1/31/19	$13,274	$13,500	$13,346
4/30/19	$13,873	$14,106	$14,037
7/31/19	$13,468	$13,830	$13,913
10/31/19	$14,002	$14,280	$14,342
1/31/20	$14,047	$14,401	$14,703
4/30/20	$11,211	$11,493	$12,426
7/31/20	$12,314	$12,559	$14,055
10/31/20	$11,964	$12,178	$14,041
1/31/21	$14,562	$14,902	$16,852
4/30/21	$16,082	$16,465	$18,021
7/31/21	$16,397	$16,762	$18,216
10/31/21	$16,697	$17,072	$18,388
1/31/22	$17,124	$17,398	$17,586
4/30/22	$16,024	$16,564	$16,260
7/31/22	$15,255	$15,551	$15,442
10/31/22	$14,166	$14,526	$13,855
1/31/23	$16,791	$17,157	$16,574
4/30/23	$16,837	$17,261	$16,630
7/31/23	$17,650	$18,145	$17,468
10/31/23	$16,223	$16,606	$15,508
1/31/24	$18,018	$18,708	$17,587
4/30/24	$18,792	$19,453	$18,253
7/31/24	$19,877	$20,470	$19,211
10/31/24	$20,018	$20,648	$19,300

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/25/16
ETF Shares Net Asset Value	23.39%	7.41%	8.32%
ETF Shares Market Price	23.44%	7.44%	8.36%
FTSE All-World ex US High Dividend Yield Index	24.34%	7.65%	8.71%
FTSE Global All Cap ex US IndexFootnote Reference*	24.45%	6.12%	7.87%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The broad-based benchmark is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.1%
Asia	35.1%
Europe	44.3%
North America	9.0%
Oceania	7.7%
South America	2.3%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$8,382
Number of Portfolio Holdings	1,531
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$462

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4430

Vanguard International High Dividend Yield Index Fund

Admiral™ Shares (VIHAX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$25	0.22%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the FTSE All-World ex-US High Dividend Yield Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Although other regions had higher returns in the fund’s benchmark index, Europe contributed the most to performance because of its larger weighting. By sector, financials accounted for roughly half the index’s returns.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 2, 2016, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	FTSE All-World ex US High Dividend Yield Index	FTSE Global All Cap ex US Index
3/2/16	$9,975	$10,000	$10,000
4/30/16	$10,738	$10,869	$10,828
7/31/16	$10,784	$10,910	$11,025
10/31/16	$10,945	$11,087	$11,050
1/31/17	$11,568	$11,710	$11,459
4/30/17	$12,191	$12,357	$12,217
7/31/17	$13,007	$13,180	$13,078
10/31/17	$13,358	$13,541	$13,648
1/31/18	$14,489	$14,745	$14,871
4/30/18	$13,699	$13,974	$14,171
7/31/18	$13,506	$13,741	$13,895
10/31/18	$12,423	$12,667	$12,517
1/31/19	$12,823	$13,048	$12,950
4/30/19	$13,399	$13,633	$13,621
7/31/19	$13,003	$13,367	$13,500
10/31/19	$13,520	$13,802	$13,917
1/31/20	$13,562	$13,919	$14,267
4/30/20	$10,820	$11,108	$12,058
7/31/20	$11,887	$12,139	$13,638
10/31/20	$11,547	$11,770	$13,624
1/31/21	$14,053	$14,404	$16,352
4/30/21	$15,525	$15,914	$17,486
7/31/21	$15,832	$16,201	$17,675
10/31/21	$16,119	$16,501	$17,842
1/31/22	$16,536	$16,815	$17,064
4/30/22	$15,472	$16,010	$15,777
7/31/22	$14,732	$15,031	$14,984
10/31/22	$13,683	$14,040	$13,444
1/31/23	$16,224	$16,583	$16,082
4/30/23	$16,258	$16,683	$16,137
7/31/23	$17,042	$17,538	$16,949
10/31/23	$15,663	$16,050	$15,048
1/31/24	$17,401	$18,082	$17,065
4/30/24	$18,145	$18,802	$17,711
7/31/24	$19,193	$19,785	$18,641
10/31/24	$19,300	$19,957	$18,727

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/2/16
Admiral SharesFootnote Reference1	22.83%	7.32%	7.88%
FTSE All-World ex US High Dividend Yield Index	24.34%	7.65%	8.30%
FTSE Global All Cap ex US IndexFootnote Reference*	24.45%	6.12%	7.51%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares.
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The broad-based benchmark is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.1%
Asia	35.1%
Europe	44.3%
North America	9.0%
Oceania	7.7%
South America	2.3%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$8,382
Number of Portfolio Holdings	1,531
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$462

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR530

Vanguard International Dividend Growth Fund

Investor Shares (VIDGX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard International Dividend Growth Fund (the "Fund") for the period of November 15, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$56	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

How did the Fund perform during the reporting period?

  For the period from its inception on November 15, 2023, through the end of its first fiscal year on October 31, 2024, the Fund underperformed its benchmark, the S&P International Developed Dividend Growers Index NTR.

  For the 12 months ended October 31, global economic growth appeared relatively stable at around 3%, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  In absolute terms, the Fund’s returns for the near-fiscal-year period were solid across regions and most industrial sectors. However, its stock selection in Europe lagged that of the benchmark, severely hampering relative returns. By sector, selection in financials and information technology were the biggest detractors from relative performance.

  The Fund, which is actively managed, primarily seeks a growing dividend income stream from international stocks. Its investment mandate is similar to that of Vanguard Dividend Growth Fund, which focuses on domestic stocks.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 15, 2023, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	S&P International Developed Dividend Growers Index NTR	MSCI All Country World Index ex USA
11/15/23	$10,000	$10,000	$10,000
2024	$11,080	$11,448	$11,626

Average Annual Total Returns

Since Inception 11/15/23
Investor Shares	10.80%
S&P International Developed Dividend Growers Index NTR	14.48%
MSCI All Country World Index ex USAFootnote Reference*	16.25%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The MSCI All Country World Index ex USA is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	17.6%
Europe	69.3%
North America	10.0%
Other Assets and Liabilities—Net	3.1%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$113
Number of Portfolio Holdings	38
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$211

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV021

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a) Audit Fees.	$484,000	$433,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$484,000	$433,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard Mid-Cap Growth Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

Mid-Cap Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.0%)
Communication Services (6.0%)
*	Pinterest Inc. Class A	1,623,548	51,613
*	Trade Desk Inc. Class A	344,510	41,414
*	Take-Two Interactive Software Inc.	221,631	35,842
*	Liberty Media Corp.-Liberty Formula One Class C	424,780	33,914
*	Match Group Inc.	517,183	18,634
			181,417
Consumer Discretionary (11.3%)
	Ross Stores Inc.	418,738	58,506
*	DraftKings Inc. Class A	1,448,792	51,171
*	O'Reilly Automotive Inc.	28,804	33,215
*	On Holding AG Class A	626,751	29,721
*	Burlington Stores Inc.	115,644	28,653
*	Mattel Inc.	1,238,445	25,240
*	Bright Horizons Family Solutions Inc.	188,796	25,199
*	Modine Manufacturing Co.	144,288	16,993
	Lithia Motors Inc.	49,030	16,296
*	Caesars Entertainment Inc.	345,570	13,840
	Domino's Pizza Inc.	31,297	12,948
	BorgWarner Inc. (XNYS)	384,372	12,926
*	Chipotle Mexican Grill Inc.	195,872	10,924
*,1	Mobileye Global Inc. Class A	418,978	5,702
	Tractor Supply Co.	10,242	2,719
			344,053
Consumer Staples (2.8%)
	Casey's General Stores Inc.	72,418	28,534
*	Freshpet Inc.	195,130	25,863
*	e.l.f. Beauty Inc.	146,892	15,460
	Lamb Weston Holdings Inc.	187,638	14,578
			84,435
Energy (3.0%)
	Cheniere Energy Inc.	286,843	54,896
	Permian Resources Corp.	1,469,608	20,031
	Coterra Energy Inc.	640,215	15,314
			90,241
Financials (11.1%)
	Ares Management Corp. Class A	336,392	56,406
	Tradeweb Markets Inc. Class A	393,432	49,966
	Nasdaq Inc.	623,462	46,086
	KKR & Co. Inc.	291,243	40,261
	Apollo Global Management Inc.	238,747	34,203
*	Block Inc. (XNYS)	435,267	31,479
	Aon plc Class A (XNYS)	64,930	23,821
	Carlyle Group Inc.	398,891	19,957
	MSCI Inc.	33,864	19,343
*	Coinbase Global Inc. Class A	93,553	16,769
			338,291
Health Care (15.7%)
*	Veeva Systems Inc. Class A	352,372	73,586
*	Natera Inc.	537,478	65,013
*	Align Technology Inc.	216,591	44,408
*	Alnylam Pharmaceuticals Inc.	144,126	38,423
*	Exact Sciences Corp.	435,627	30,028
*	Inspire Medical Systems Inc.	117,921	22,999
	Alcon Inc.	246,951	22,707
*	Hologic Inc.	264,987	21,430
	STERIS plc	95,458	21,177
*	DexCom Inc.	296,577	20,903
*	ICON plc	93,874	20,850
1

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
*	Mettler-Toledo International Inc.	15,997	20,664
	ResMed Inc.	69,202	16,779
*	IDEXX Laboratories Inc.	40,611	16,526
	Agilent Technologies Inc.	125,204	16,315
	GE HealthCare Technologies Inc.	132,630	11,585
*	Avantor Inc.	354,922	7,940
	Teleflex Inc.	31,922	6,418
			477,751
Industrials (17.6%)
	FTAI Aviation Ltd.	429,024	57,678
	BWX Technologies Inc.	445,580	54,249
*	Clean Harbors Inc.	212,702	49,190
*	XPO Inc.	337,572	44,063
*	Axon Enterprise Inc.	85,867	36,365
	L3Harris Technologies Inc.	126,939	31,414
*	GE Vernova Inc.	97,572	29,434
	Quanta Services Inc.	92,144	27,793
	TransUnion	270,448	27,396
*	Builders FirstSource Inc.	154,039	26,402
	KBR Inc.	332,111	22,255
*	Beacon Roofing Supply Inc.	205,090	18,883
	Cintas Corp.	82,400	16,959
	JB Hunt Transport Services Inc.	88,741	16,028
	Equifax Inc.	59,144	15,674
	Waste Connections Inc. (XTSE)	83,555	14,768
	Rollins Inc.	306,061	14,428
	Knight-Swift Transportation Holdings Inc.	273,884	14,264
	Stanley Black & Decker Inc.	100,331	9,325
*	Trex Co. Inc.	128,570	9,109
			535,677
Information Technology (25.6%)
	Monolithic Power Systems Inc.	84,937	64,493
*	HubSpot Inc.	105,239	58,385
*	Gartner Inc.	107,701	54,120
	Marvell Technology Inc.	658,007	52,713
	CDW Corp.	267,124	50,281
*	Fair Isaac Corp.	22,869	45,580
*	Palantir Technologies Inc. Class A	1,011,396	42,034
*	MongoDB Inc.	148,927	40,270
*	Guidewire Software Inc.	185,701	34,589
*	Arista Networks Inc.	88,203	34,085
*	PTC Inc.	171,139	31,717
*	Coherent Corp.	292,077	27,000
*	Aspen Technology Inc.	109,582	25,722
*	Silicon Laboratories Inc.	225,536	23,424
	Cognizant Technology Solutions Corp. Class A	310,177	23,136
*	Twilio Inc. Class A	286,018	23,067
*	Fortinet Inc.	270,574	21,283
*	EPAM Systems Inc.	105,180	19,842
	Amphenol Corp. Class A	251,400	16,849
*	Zscaler Inc.	84,876	15,345
	KLA Corp.	22,803	15,192
*	Datadog Inc. Class A	119,795	15,027
*	Bill Holdings Inc.	253,499	14,794
*	Lattice Semiconductor Corp.	229,563	11,630
*	Crowdstrike Holdings Inc. Class A	38,322	11,377
	Cognex Corp.	104,487	4,203
	Entegris Inc.	31,523	3,301
			779,459
Materials (2.3%)
	Eagle Materials Inc.	115,566	32,989
*	ATI Inc.	415,634	21,908
*	Summit Materials Inc. Class A	352,411	16,708
			71,605
Real Estate (1.6%)
	SBA Communications Corp.	105,287	24,160
	First Industrial Realty Trust Inc.	273,676	14,366
2

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
*	CoStar Group Inc.	143,057	10,413
			48,939
Total Common Stocks (Cost $2,165,556)			2,951,868
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[2,3]	Vanguard Market Liquidity Fund, 4.834% (Cost $80,186)	802,011	80,193
Total Investments (99.7%) (Cost $2,245,742)			3,032,061
Other Assets and Liabilities—Net (0.3%)			10,302
Net Assets (100%)			3,042,363
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $212,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $203,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	236	67,714	(549)

See accompanying Notes, which are an integral part of the Financial Statements.
3

Mid-Cap Growth Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,165,556)	2,951,868
Affiliated Issuers (Cost $80,186)	80,193
Total Investments in Securities	3,032,061
Investment in Vanguard	84
Cash Collateral Pledged—Futures Contracts	3,448
Receivables for Investment Securities Sold	15,482
Receivables for Accrued Income	509
Receivables for Capital Shares Issued	3,084
Total Assets	3,054,668
Liabilities
Due to Custodian	54
Payables for Investment Securities Purchased	8,290
Collateral for Securities on Loan	203
Payables to Investment Advisor	898
Payables for Capital Shares Redeemed	1,238
Payables to Vanguard	274
Variation Margin Payable—Futures Contracts	1,339
Other Liabilities	9
Total Liabilities	12,305
Net Assets	3,042,363
1 Includes $212,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	2,381,799
Total Distributable Earnings (Loss)	660,564
Net Assets	3,042,363

Net Assets
Applicable to 116,090,352 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,042,363
Net Asset Value Per Share	$26.21

See accompanying Notes, which are an integral part of the Financial Statements.
4

Mid-Cap Growth Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	14,562
Interest[2]	6,289
Securities Lending—Net	30
Total Income	20,881
Expenses
Investment Advisory Fees—Note B
Basic Fee	5,928
Performance Adjustment	(2,062)
The Vanguard Group—Note C
Management and Administrative	5,700
Marketing and Distribution	138
Custodian Fees	21
Auditing Fees	35
Shareholders’ Reports	73
Trustees’ Fees and Expenses	2
Other Expenses	17
Total Expenses	9,852
Expenses Paid Indirectly	(76)
Net Expenses	9,776
Net Investment Income	11,105
Realized Net Gain (Loss)
Investment Securities Sold[2]	239,632
Futures Contracts	12,873
Realized Net Gain (Loss)	252,505
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	608,244
Futures Contracts	1,231
Change in Unrealized Appreciation (Depreciation)	609,475
Net Increase (Decrease) in Net Assets Resulting from Operations	873,085
1	Dividends are net of foreign withholding taxes of $35,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,144,000, $3,000, $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Mid-Cap Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,105	10,932
Realized Net Gain (Loss)	252,505	(95,960)
Change in Unrealized Appreciation (Depreciation)	609,475	150,835
Net Increase (Decrease) in Net Assets Resulting from Operations	873,085	65,807
Distributions
Total Distributions	(11,688)	(7,421)
Capital Share Transactions
Issued	217,184	265,163
Issued in Lieu of Cash Distributions	11,042	7,034
Redeemed	(576,889)	(756,906)
Net Increase (Decrease) from Capital Share Transactions	(348,663)	(484,709)
Total Increase (Decrease)	512,734	(426,323)
Net Assets
Beginning of Period	2,529,629	2,955,952
End of Period	3,042,363	2,529,629

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.38	$19.24	$38.72	$29.89	$27.93
Investment Operations
Net Investment Income (Loss)[1]	.090	.076	.031	(.013)	.068
Net Realized and Unrealized Gain (Loss) on Investments	6.831	.113	(10.190)	10.957	4.680
Total from Investment Operations	6.921	.189	(10.159)	10.944	4.748
Distributions
Dividends from Net Investment Income	(.091)	(.049)	(.005)	(.051)	(.067)
Distributions from Realized Capital Gains	—	—	(9.316)	(2.063)	(2.721)
Total Distributions	(.091)	(.049)	(9.321)	(2.114)	(2.788)
Net Asset Value, End of Period	$26.21	$19.38	$19.24	$38.72	$29.89
Total Return[2]	35.77%	0.99%	-32.22%	37.68%	18.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,042	$2,530	$2,956	$5,290	$4,414
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.37%[4]	0.35%[4]	0.33%	0.34%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%	0.37%	0.14%	(0.04)%	0.25%
Portfolio Turnover Rate	69%	87%	71%	98%	74%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.02%), (0.05%), (0.06%), and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.37%, and 0.35%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Growth Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
8

Mid-Cap Growth Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Frontier Capital Management Co., LLC, and Wellington Management Company llp each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Frontier Capital Management Co., LLC, and Wellington Management Company llp are subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.20% of the fund’s average net assets, before a net decrease of $2,062,000 (0.07%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $84,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2024, these arrangements reduced the fund’s expenses by $76,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for passive foreign investment companies were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses
9

Mid-Cap Growth Fund
from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	53,534
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	723,733
Capital Loss Carryforwards	(116,703)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	660,564
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	11,688	7,421
Long-Term Capital Gains	—	—
Total	11,688	7,421
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,308,328
Gross Unrealized Appreciation	823,315
Gross Unrealized Depreciation	(99,582)
Net Unrealized Appreciation (Depreciation)	723,733
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $344,880,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the year ended October 31, 2024, the fund purchased $1,976,539,000 of investment securities and sold $2,297,020,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	8,967	12,850
Issued in Lieu of Cash Distributions	478	376
Redeemed	(23,897)	(36,282)
Net Increase (Decrease) in Shares Outstanding	(14,452)	(23,056)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
10

Mid-Cap Growth Fund
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Mid-Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Mid-Cap Growth Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 22.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $15,243,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $2,133,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Q3010 122024
13

Financial Statements
For the year ended October 31, 2024
Vanguard Selected Value Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	11
Tax information	12

Selected Value Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.9%)
Communication Services (3.4%)
	Omnicom Group Inc.	773,300	78,103
*	Charter Communications Inc. Class A	194,493	63,718
	Warner Music Group Corp. Class A	1,963,130	62,741
*	Live Nation Entertainment Inc.	273,960	32,092
			236,654
Consumer Discretionary (11.4%)
	Gildan Activewear Inc.	2,637,608	128,979
*	Taylor Morrison Home Corp.	1,086,243	74,408
*	M/I Homes Inc.	444,370	67,362
[1]	Magna International Inc.	1,625,479	64,158
	Gentex Corp.	1,758,604	53,303
	Lear Corp.	545,377	52,225
	American Eagle Outfitters Inc.	2,648,660	51,887
	LKQ Corp.	1,312,440	48,285
	Advance Auto Parts Inc.	1,317,144	47,009
*	CarMax Inc.	609,070	44,084
	PVH Corp.	432,574	42,591
	Hasbro Inc.	589,266	38,674
	Newell Brands Inc.	4,134,510	36,384
*	Hanesbrands Inc.	3,788,100	26,327
	Gap Inc.	718,961	14,933
			790,609
Consumer Staples (3.9%)
	Flowers Foods Inc.	2,296,550	51,052
	Tyson Foods Inc. Class A	870,421	50,998
	Dollar General Corp.	621,364	49,734
	Kraft Heinz Co.	1,303,280	43,608
	Spectrum Brands Holdings Inc.	480,073	43,024
	Ingredion Inc.	264,400	35,102
			273,518
Energy (2.6%)
	Golar LNG Ltd.	1,448,900	52,537
	Civitas Resources Inc.	1,031,959	50,350
	NOV Inc.	2,754,742	42,726
	Occidental Petroleum Corp.	756,920	37,929
			183,542
Financials (24.5%)
	Corebridge Financial Inc.	4,272,584	135,740
	Unum Group	1,581,148	101,478
	Fidelity National Financial Inc.	1,678,413	100,990
	Glacier Bancorp Inc.	1,724,551	89,935
	RenaissanceRe Holdings Ltd.	294,880	77,377
	Voya Financial Inc.	921,202	73,973
	Equitable Holdings Inc.	1,573,605	71,347
	Global Payments Inc.	679,473	70,468
	State Street Corp.	724,440	67,228
	Globe Life Inc.	593,678	62,692
	Jackson Financial Inc. Class A	618,427	61,812
*	Genworth Financial Inc.	9,152,100	61,685
*	Markel Group Inc.	37,620	58,010
	Brookfield Asset Management Ltd. Class A	1,072,860	56,904
	M&T Bank Corp.	285,800	55,640
	Regions Financial Corp.	1,899,145	45,333
	Radian Group Inc.	1,271,525	44,389
	Capital One Financial Corp.	260,835	42,461
	Fifth Third Bancorp	945,751	41,310
	CNO Financial Group Inc.	1,157,997	39,835
	Discover Financial Services	268,159	39,803
1

Selected Value Fund
		Shares	Market Value• ($000)
	Essent Group Ltd.	644,630	38,684
	Ally Financial Inc.	1,043,500	36,575
	Webster Financial Corp.	597,114	30,930
	MetLife Inc.	385,173	30,205
	Navient Corp.	1,938,701	27,588
	Axis Capital Holdings Ltd.	344,463	26,958
	KeyCorp.	1,492,763	25,750
	CNA Financial Corp.	513,249	24,590
	Comerica Inc.	370,173	23,584
	Nomura Holdings Inc.	4,501,660	23,319
*	SiriusPoint Ltd.	1,182,966	15,544
			1,702,137
Health Care (9.4%)
	Baxter International Inc.	2,983,210	106,501
	Humana Inc.	294,940	76,044
	Teleflex Inc.	372,640	74,923
	Universal Health Services Inc. Class B	341,038	69,678
	Labcorp Holdings Inc.	295,520	67,458
	Fresenius Medical Care AG & Co. KGaA ADR	3,285,843	64,205
*	Henry Schein Inc.	879,996	61,802
*	Charles River Laboratories International Inc.	301,240	53,796
	Dentsply Sirona Inc.	1,924,540	44,592
	Perrigo Co. plc	1,271,641	32,592
			651,591
Industrials (17.3%)
	AerCap Holdings NV	2,178,481	203,797
	Delta Air Lines Inc.	1,320,294	75,547
	RB Global Inc. (XTSE)	835,539	70,804
	Woodward Inc.	414,025	67,937
	Ashtead Group plc ADR	204,290	61,432
	Robert Half Inc.	856,880	58,362
	Esab Corp.	460,110	56,612
*	API Group Corp.	1,651,275	56,374
	SS&C Technologies Holdings Inc.	790,883	55,306
*	JELD-WEN Holding Inc.	3,404,654	48,210
	MSA Safety Inc.	280,239	46,506
	Stanley Black & Decker Inc.	488,450	45,396
	Genpact Ltd.	1,163,681	44,418
	AMETEK Inc.	239,250	43,864
	WESCO International Inc.	226,007	43,387
	Armstrong World Industries Inc.	260,050	36,290
	MSC Industrial Direct Co. Inc. Class A	457,552	36,179
	Concentrix Corp.	759,560	32,289
*	Gates Industrial Corp. plc	1,508,300	29,186
*	JetBlue Airways Corp.	4,628,829	26,384
	CH Robinson Worldwide Inc.	251,141	25,878
	ManpowerGroup Inc.	351,105	22,067
*	Masterbrand Inc.	572,191	10,276
*	Air France KLM ADR	4,102,756	3,990
			1,200,491
Information Technology (7.8%)
	TE Connectivity plc	700,957	103,335
*	Arrow Electronics Inc.	707,486	83,957
	Cognizant Technology Solutions Corp. Class A	1,002,275	74,760
	Open Text Corp.	2,365,824	70,975
	Avnet Inc.	1,293,003	70,094
	MKS Instruments Inc.	415,065	41,228
	Amdocs Ltd.	410,000	35,975
	Skyworks Solutions Inc.	343,476	30,082
	Micron Technology Inc.	286,749	28,575
			538,981
Materials (8.1%)
	United States Steel Corp.	2,258,900	87,758
*	Eldorado Gold Corp.	4,042,264	70,214
	Olin Corp.	1,687,363	69,233
	Dow Inc.	1,324,763	65,417
*	IAMGOLD Corp. (XTSE)	10,867,080	60,204
	Mosaic Co.	1,524,880	40,806
2

Selected Value Fund
		Shares	Market Value• ($000)
	Ternium SA ADR	1,180,696	40,274
*	Equinox Gold Corp. (XTSE)	5,618,420	31,126
	FMC Corp.	428,135	27,824
	Centerra Gold Inc.	3,807,476	26,957
	Huntsman Corp.	1,204,870	26,507
*	Equinox Gold Corp.	2,671,383	14,773
			561,093
Real Estate (4.8%)
	Crown Castle Inc.	650,560	69,929
	Park Hotels & Resorts Inc.	4,490,015	62,366
*	Howard Hughes Holdings Inc.	738,941	56,189
	DiamondRock Hospitality Co.	6,373,999	54,625
*	CBRE Group Inc. Class A	397,970	52,122
	Healthcare Realty Trust Inc.	2,225,240	38,230
			333,461
Utilities (1.7%)
	Atmos Energy Corp.	386,893	53,693
	Edison International	605,719	49,911
	Entergy Corp.	110,564	17,113
			120,717
Total Common Stocks (Cost $5,466,407)			6,592,794
Temporary Cash Investments (5.4%)
Money Market Fund (5.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.834% (Cost $373,126)	3,732,035	373,166
Total Investments (100.3%) (Cost $5,839,533)			6,965,960
Other Assets and Liabilities—Net (-0.3%)			(19,202)
Net Assets (100%)			6,946,758
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,655,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,982,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	507	145,471	(1,669)

See accompanying Notes, which are an integral part of the Financial Statements.
3

Selected Value Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,466,407)	6,592,794
Affiliated Issuers (Cost $373,126)	373,166
Total Investments in Securities	6,965,960
Investment in Vanguard	194
Cash	1
Cash Collateral Pledged—Futures Contracts	7,464
Foreign Currency, at Value (Cost $26)	23
Receivables for Accrued Income	2,684
Receivables for Capital Shares Issued	3,620
Total Assets	6,979,946
Liabilities
Payables for Investment Securities Purchased	17,651
Collateral for Securities on Loan	3,982
Payables to Investment Advisor	4,085
Payables for Capital Shares Redeemed	4,073
Payables to Vanguard	497
Variation Margin Payable—Futures Contracts	2,900
Total Liabilities	33,188
Net Assets	6,946,758
1 Includes $3,655,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	5,033,635
Total Distributable Earnings (Loss)	1,913,123
Net Assets	6,946,758

Net Assets
Applicable to 220,666,081 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,946,758
Net Asset Value Per Share	$31.48

See accompanying Notes, which are an integral part of the Financial Statements.
4

Selected Value Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	132,155
Interest[2]	18,578
Securities Lending—Net	276
Total Income	151,009
Expenses
Investment Advisory Fees—Note B
Basic Fee	14,748
Performance Adjustment	2,678
The Vanguard Group—Note C
Management and Administrative	10,389
Marketing and Distribution	309
Custodian Fees	36
Auditing Fees	33
Shareholders’ Reports	122
Trustees’ Fees and Expenses	4
Other Expenses	16
Total Expenses	28,335
Expenses Paid Indirectly	(99)
Net Expenses	28,236
Net Investment Income	122,773
Realized Net Gain (Loss)
Investment Securities Sold[2]	714,058
Futures Contracts	32,261
Foreign Currencies	5
Realized Net Gain (Loss)	746,324
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	848,154
Futures Contracts	5,872
Change in Unrealized Appreciation (Depreciation)	854,026
Net Increase (Decrease) in Net Assets Resulting from Operations	1,723,123
1	Dividends are net of foreign withholding taxes of $2,260,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,238,000, $58,000, $2,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Selected Value Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,773	110,535
Realized Net Gain (Loss)	746,324	445,201
Change in Unrealized Appreciation (Depreciation)	854,026	(116,225)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,723,123	439,511
Distributions
Total Distributions	(528,557)	(683,854)
Capital Share Transactions
Issued	599,078	567,689
Issued in Lieu of Cash Distributions	486,741	618,158
Redeemed	(1,111,173)	(950,898)
Net Increase (Decrease) from Capital Share Transactions	(25,354)	234,949
Total Increase (Decrease)	1,169,212	(9,394)
Net Assets
Beginning of Period	5,777,546	5,786,940
End of Period	6,946,758	5,777,546

See accompanying Notes, which are an integral part of the Financial Statements.
6

Selected Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.17	$27.62	$32.26	$22.78	$27.59
Investment Operations
Net Investment Income[1]	.537	.493	.417	.389	.368
Net Realized and Unrealized Gain (Loss) on Investments	7.170	1.358	(2.674)	11.737	(3.163)
Total from Investment Operations	7.707	1.851	(2.257)	12.126	(2.795)
Distributions
Dividends from Net Investment Income	(.494)	(.440)	(.393)	(.360)	(.450)
Distributions from Realized Capital Gains	(1.903)	(2.861)	(1.990)	(2.286)	(1.565)
Total Distributions	(2.397)	(3.301)	(2.383)	(2.646)	(2.015)
Net Asset Value, End of Period	$31.48	$26.17	$27.62	$32.26	$22.78
Total Return[2]	30.31%	7.60%	-7.29%	56.30%	-11.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,947	$5,778	$5,787	$6,800	$5,009
Ratio of Total Expenses to Average Net Assets[3]	0.42%[4]	0.43%[5]	0.38%[5]	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.82%	1.43%	1.30%	1.58%
Portfolio Turnover Rate	32%	27%	26%	30%	85%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.05%, 0.00%, (0.05%), and (0.06%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.42%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.43% and 0.38%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Selected Value Fund
Notes to Financial Statements
Vanguard Selected Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the
8

Selected Value Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Cooke & Bieler, LP, Pzena Investment Management, LLC, and Donald Smith & Co., Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cooke & Bieler, LP, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index since January 31, 2020. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years. The basic fee of Donald Smith & Co., Inc., is subject to quarterly adjustments based on performance relative to the MSCI Investable Market 2500 Index for the preceding five years.
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net increase of $2,678,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $194,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, these arrangements reduced the fund’s management and administrative expenses by $94,000 and custodian fees by $5,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	50,097
Total Distributable Earnings (Loss)	(50,097)
9

Selected Value Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	174,686
Undistributed Long-Term Gains	637,262
Net Unrealized Gains (Losses)	1,101,175
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,913,123
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	146,429	109,877
Long-Term Capital Gains	382,128	573,977
Total	528,557	683,854
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,864,782
Gross Unrealized Appreciation	1,715,253
Gross Unrealized Depreciation	(614,075)
Net Unrealized Appreciation (Depreciation)	1,101,178
G.	During the year ended October 31, 2024, the fund purchased $2,056,644,000 of investment securities and sold $2,512,549,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	20,317	21,052
Issued in Lieu of Cash Distributions	16,924	25,397
Redeemed	(37,313)	(35,259)
Net Increase (Decrease) in Shares Outstanding	(72)	11,190
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
10

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Selected Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Selected Value Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
11

Tax information (unaudited)
For corporate shareholders, 47.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $116,899,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $5,948,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $419,868,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q9340 122024
12

Financial Statements
For the year ended October 31, 2024
Vanguard Emerging Markets Government Bond Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	26
Tax information	27

Emerging Markets Government Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (13.8%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,237	10,409
Chile (0.3%)
	Corp. Nacional del Cobre de Chile	6.440%	1/26/36	7,800	8,105
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	13,895	9,723
					17,828
China (1.4%)
	China Construction Bank Corp.	2.850%	1/21/32	11,940	11,445
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	10,150	10,659
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	9,030	9,043
	Industrial & Commercial Bank of China Ltd.	3.200%	Perpetual	31,710	30,780
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	6,800	6,223
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	12,269	11,987
					80,137
Colombia (0.8%)
	Ecopetrol SA	6.875%	4/29/30	10,330	10,064
	Ecopetrol SA	7.750%	2/1/32	9,023	8,811
	Ecopetrol SA	8.875%	1/13/33	11,859	12,174
	Ecopetrol SA	8.375%	1/19/36	9,521	9,297
	Ecopetrol SA	5.875%	5/28/45	10,293	7,227
					47,573
Indonesia (0.4%)
	Freeport Indonesia PT	5.315%	4/14/32	7,700	7,585
	Pertamina Persero PT	6.450%	5/30/44	7,700	8,231
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	7,642	7,520
					23,336
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	7,848	7,419
Malaysia (0.6%)
	Petronas Capital Ltd.	3.500%	4/21/30	11,695	10,921
	Petronas Capital Ltd.	4.500%	3/18/45	7,975	7,163
	Petronas Capital Ltd.	4.550%	4/21/50	13,825	12,250
	Petronas Capital Ltd.	3.404%	4/28/61	9,300	6,444
					36,778
Mexico (3.9%)
	Mexico City Airport Trust	5.500%	7/31/47	9,787	8,195
	Petroleos Mexicanos	6.875%	8/4/26	12,907	12,896
	Petroleos Mexicanos	6.490%	1/23/27	8,411	8,290
	Petroleos Mexicanos	6.500%	3/13/27	20,701	20,321
	Petroleos Mexicanos	5.350%	2/12/28	10,120	9,423
[2]	Petroleos Mexicanos	8.750%	6/2/29	10,108	10,236
	Petroleos Mexicanos	6.840%	1/23/30	12,110	11,155
	Petroleos Mexicanos	5.950%	1/28/31	19,382	16,656
[2]	Petroleos Mexicanos	6.700%	2/16/32	34,842	30,966
	Petroleos Mexicanos	10.000%	2/7/33	10,173	10,782
	Petroleos Mexicanos	6.625%	6/15/35	14,076	11,497
	Petroleos Mexicanos	6.500%	6/2/41	8,756	6,475
	Petroleos Mexicanos	6.750%	9/21/47	28,605	20,455
	Petroleos Mexicanos	6.350%	2/12/48	8,131	5,564
	Petroleos Mexicanos	7.690%	1/23/50	41,102	31,885
	Petroleos Mexicanos	6.950%	1/28/60	19,442	13,852
					228,648
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	10,319	6,736
1

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Qatar (0.9%)
	Qatar Energy	1.375%	9/12/26	9,815	9,257
	Qatar Energy	2.250%	7/12/31	17,350	14,870
	Qatar Energy	3.125%	7/12/41	18,036	13,570
	Qatar Energy	3.300%	7/12/51	20,500	14,486
					52,183
Saudi Arabia (4.0%)
	Gaci First Investment Co.	5.000%	1/29/29	10,125	10,084
	Gaci First Investment Co.	4.750%	2/14/30	8,880	8,715
	Gaci First Investment Co.	5.250%	10/13/32	8,775	8,770
	Gaci First Investment Co.	5.250%	1/29/34	9,705	9,671
	Gaci First Investment Co.	4.875%	2/14/35	9,550	9,176
	Gaci First Investment Co.	5.125%	2/14/53	9,950	8,594
	Gaci First Investment Co.	5.375%	1/29/54	6,690	6,009
	SA Global Sukuk Ltd.	1.602%	6/17/26	9,625	9,145
[3]	SA Global Sukuk Ltd.	4.250%	10/2/29	7,600	7,394
	SA Global Sukuk Ltd.	2.694%	6/17/31	13,950	12,178
[3]	SA Global Sukuk Ltd.	4.750%	10/2/34	7,600	7,390
	Saudi Arabian Oil Co.	3.500%	4/16/29	15,978	15,062
	Saudi Arabian Oil Co.	2.250%	11/24/30	12,125	10,381
	Saudi Arabian Oil Co.	5.250%	7/17/34	10,200	10,195
	Saudi Arabian Oil Co.	4.250%	4/16/39	14,975	13,171
	Saudi Arabian Oil Co.	4.375%	4/16/49	15,435	12,711
	Saudi Arabian Oil Co.	3.250%	11/24/50	11,583	7,783
	Saudi Arabian Oil Co.	5.750%	7/17/54	10,350	9,978
	Saudi Arabian Oil Co.	5.875%	7/17/64	10,475	10,059
	Saudi Arabian Oil Co.	3.500%	11/24/70	11,100	6,994
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/53	8,370	8,160
	Suci Second Investment Co.	4.375%	9/10/27	7,735	7,630
	Suci Second Investment Co.	6.000%	10/25/28	11,900	12,358
	Suci Second Investment Co.	5.171%	3/5/31	10,261	10,328
					231,936
United Arab Emirates (1.1%)
[2]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	11,350	10,227
[3]	Adnoc Murban Rsc Ltd.	4.500%	9/11/34	7,600	7,243
[3]	Adnoc Murban Rsc Ltd.	5.125%	9/11/54	7,600	7,074
	DP World Crescent Ltd.	5.500%	9/13/33	8,250	8,387
[3]	DP World Ltd.	6.850%	7/2/37	8,870	9,763
	DP World Salaam	6.000%	Perpetual	7,871	7,849
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	8,178	6,178
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	10,350	8,094
					64,815
Total Corporate Bonds (Cost $855,257)					807,798
Sovereign Bonds (84.4%)
Angola (0.7%)
	Republic of Angola	9.500%	11/12/25	4,300	4,366
	Republic of Angola	8.250%	5/9/28	9,067	8,653
	Republic of Angola	8.000%	11/26/29	9,123	8,346
	Republic of Angola	8.750%	4/14/32	9,175	8,319
	Republic of Angola	9.375%	5/8/48	8,750	7,475
	Republic of Angola	9.125%	11/26/49	6,600	5,515
					42,674
Argentina (3.6%)
	Provincia de Buenos Aires	6.625%	9/1/37	31,080	17,645
	Republic of Argentina	1.000%	7/9/29	13,626	9,762
	Republic of Argentina	5.000%	1/9/38	58,820	35,144
[4]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	79,697	53,625
[4]	Republic of Argentina, 4.375% coupon rate effective 7/9/27	4.125%	7/9/46	10,803	6,196
[4]	Republic of Argentina, 4.750% coupon rate effective 7/9/27	4.125%	7/9/35	105,735	58,493
[4]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	54,007	27,726
					208,591
Armenia (0.1%)
	Republic of Armenia	3.950%	9/26/29	2,550	2,262
	Republic of Armenia	3.600%	2/2/31	3,850	3,228
					5,490
2

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Azerbaijan (0.1%)
[2]	Republic of Azerbaijan	3.500%	9/1/32	5,660	4,906
Bahamas (0.1%)
[2]	Commonwealth of Bahamas	6.000%	11/21/28	3,734	3,544
[2]	Commonwealth of Bahamas	8.950%	10/15/32	4,110	4,217
					7,761
Bahrain (1.8%)
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	5,266	5,150
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	5,150	4,939
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	4,943	4,614
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/30	5,375	5,560
	CBB International Sukuk Programme Co. WLL	6.000%	2/12/31	6,400	6,540
	Kingdom of Bahrain	7.000%	1/26/26	7,670	7,759
	Kingdom of Bahrain	4.250%	1/25/28	2,975	2,827
	Kingdom of Bahrain	7.000%	10/12/28	8,225	8,555
	Kingdom of Bahrain	6.750%	9/20/29	6,500	6,679
	Kingdom of Bahrain	7.375%	5/14/30	5,250	5,516
	Kingdom of Bahrain	5.625%	9/30/31	5,445	5,204
	Kingdom of Bahrain	5.450%	9/16/32	5,850	5,456
	Kingdom of Bahrain	5.250%	1/25/33	5,755	5,269
	Kingdom of Bahrain	5.625%	5/18/34	6,450	5,968
	Kingdom of Bahrain	7.750%	4/18/35	5,900	6,268
	Kingdom of Bahrain	7.500%	2/12/36	5,900	6,170
	Kingdom of Bahrain	6.000%	9/19/44	5,825	4,966
	Kingdom of Bahrain	7.500%	9/20/47	4,425	4,400
	Kingdom of Bahrain	6.250%	1/25/51	2,830	2,418
					104,258
Benin (0.1%)
[2]	Republic of Benin	7.960%	2/13/38	3,850	3,787
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	3,060	2,974
	Government of Bermuda	2.375%	8/20/30	3,500	3,014
	Government of Bermuda	5.000%	7/15/32	4,585	4,477
	Government of Bermuda	3.375%	8/20/50	3,480	2,398
					12,863
Bolivia (0.1%)
[2]	Bolivian Government	4.500%	3/20/28	5,166	3,194
	Bolivian Government	7.500%	3/2/30	4,380	2,777
					5,971
Brazil (3.2%)
	Federative Republic of Brazil	6.000%	4/7/26	10,900	11,021
	Federative Republic of Brazil	10.125%	5/15/27	3,325	3,726
	Federative Republic of Brazil	4.625%	1/13/28	16,007	15,841
	Federative Republic of Brazil	4.500%	5/30/29	10,680	10,278
	Federative Republic of Brazil	3.875%	6/12/30	17,950	16,337
	Federative Republic of Brazil	6.250%	3/18/31	10,500	10,692
	Federative Republic of Brazil	3.750%	9/12/31	8,050	7,096
	Federative Republic of Brazil	6.125%	1/22/32	9,760	9,835
	Federative Republic of Brazil	6.000%	10/20/33	11,575	11,495
	Federative Republic of Brazil	8.250%	1/20/34	6,788	7,829
	Federative Republic of Brazil	6.125%	3/15/34	12,000	11,877
	Federative Republic of Brazil	7.125%	1/20/37	8,406	9,022
	Federative Republic of Brazil	5.625%	1/7/41	11,450	10,336
	Federative Republic of Brazil	5.000%	1/27/45	16,977	13,382
	Federative Republic of Brazil	5.625%	2/21/47	14,480	12,320
	Federative Republic of Brazil	4.750%	1/14/50	20,579	15,079
	Federative Republic of Brazil	7.125%	5/13/54	11,580	11,568
					187,734
Bulgaria (0.1%)
	Republic of Bulgaria	5.000%	3/5/37	7,740	7,417
Cameroon (0.1%)
[2]	Republic of Cameroon	9.500%	7/31/31	2,800	2,678
3

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chile (2.1%)
	Republic of Chile	3.125%	1/21/26	3,098	3,033
	Republic of Chile	2.750%	1/31/27	7,544	7,213
	Republic of Chile	3.240%	2/6/28	9,259	8,848
	Republic of Chile	4.850%	1/22/29	8,751	8,772
	Republic of Chile	2.450%	1/31/31	7,972	6,943
	Republic of Chile	2.550%	1/27/32	8,225	7,049
	Republic of Chile	2.550%	7/27/33	10,982	9,088
	Republic of Chile	3.500%	1/31/34	7,900	6,998
	Republic of Chile	4.950%	1/5/36	8,511	8,321
	Republic of Chile	3.100%	5/7/41	13,935	10,347
	Republic of Chile	4.340%	3/7/42	10,265	8,950
	Republic of Chile	3.860%	6/21/47	5,305	4,140
	Republic of Chile	3.500%	1/25/50	11,650	8,446
	Republic of Chile	4.000%	1/31/52	5,150	4,025
	Republic of Chile	3.500%	4/15/53	8,077	5,782
	Republic of Chile	5.330%	1/5/54	7,575	7,303
	Republic of Chile	3.100%	1/22/61	10,350	6,449
	Republic of Chile	3.250%	9/21/71	5,165	3,226
					124,933
China (0.9%)
	China Government Bond	1.250%	10/26/26	6,300	5,960
	China Government Bond	2.625%	11/2/27	5,189	4,997
	China Government Bond	3.500%	10/19/28	4,800	4,705
	China Government Bond	2.125%	12/3/29	9,325	8,539
	China Government Bond	1.200%	10/21/30	10,186	8,692
	China Government Bond	1.750%	10/26/31	4,450	3,809
	China Government Bond	2.750%	12/3/39	2,975	2,448
	China Government Bond	4.000%	10/19/48	2,750	2,551
	China Government Bond	2.250%	10/21/50	2,899	1,904
	China Government Bond	2.500%	10/26/51	2,675	1,848
	Export-Import Bank of China	3.875%	5/16/26	9,100	9,032
					54,485
Colombia (3.0%)
	Republic of Colombia	4.500%	1/28/26	5,247	5,196
	Republic of Colombia	3.875%	4/25/27	8,975	8,598
	Republic of Colombia	4.500%	3/15/29	10,312	9,581
	Republic of Colombia	3.000%	1/30/30	7,955	6,622
	Republic of Colombia	3.125%	4/15/31	13,092	10,443
	Republic of Colombia	3.250%	4/22/32	10,284	7,940
	Republic of Colombia	8.000%	4/20/33	8,548	8,799
	Republic of Colombia	7.500%	2/2/34	11,298	11,204
	Republic of Colombia	8.000%	11/14/35	9,861	9,991
[5]	Republic of Colombia	7.750%	11/7/36	10,400	10,234
	Republic of Colombia	7.375%	9/18/37	9,201	8,808
	Republic of Colombia	6.125%	1/18/41	12,449	10,235
	Republic of Colombia	4.125%	2/22/42	5,760	3,671
	Republic of Colombia	5.625%	2/26/44	12,820	9,649
	Republic of Colombia	5.000%	6/15/45	23,220	15,938
	Republic of Colombia	5.200%	5/15/49	14,440	9,894
	Republic of Colombia	4.125%	5/15/51	7,510	4,387
	Republic of Colombia	8.750%	11/14/53	9,860	10,044
[5]	Republic of Colombia	8.375%	11/7/54	8,500	8,303
	Republic of Colombia	3.875%	2/15/61	6,791	3,616
					173,153
Costa Rica (0.6%)
	Republic of Costa Rica	6.125%	2/19/31	6,213	6,333
[2]	Republic of Costa Rica	6.550%	4/3/34	7,670	7,955
	Republic of Costa Rica	5.625%	4/30/43	2,561	2,316
	Republic of Costa Rica	7.000%	4/4/44	4,830	4,969
	Republic of Costa Rica	7.158%	3/12/45	7,181	7,504
[2]	Republic of Costa Rica	7.300%	11/13/54	7,650	8,094
					37,171
Dominican Republic (2.2%)
	Dominican Republic	6.875%	1/29/26	8,620	8,724
	Dominican Republic	5.950%	1/25/27	8,823	8,849
	Dominican Republic	6.000%	7/19/28	6,621	6,657
4

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominican Republic	5.500%	2/22/29	10,020	9,820
	Dominican Republic	4.500%	1/30/30	10,387	9,621
[3]	Dominican Republic	7.050%	2/3/31	750	783
	Dominican Republic	7.050%	2/3/31	5,380	5,629
	Dominican Republic	4.875%	9/23/32	15,650	14,283
	Dominican Republic	6.000%	2/22/33	9,190	9,049
[3]	Dominican Republic	6.600%	6/1/36	3,650	3,710
	Dominican Republic	6.600%	6/1/36	200	203
	Dominican Republic	5.300%	1/21/41	7,880	6,896
	Dominican Republic	7.450%	4/30/44	7,700	8,354
	Dominican Republic	6.850%	1/27/45	10,305	10,485
	Dominican Republic	6.500%	2/15/48	5,000	4,902
	Dominican Republic	6.400%	6/5/49	8,150	7,873
	Dominican Republic	5.875%	1/30/60	16,135	14,213
					130,051
Ecuador (0.8%)
[2]	Republic of Ecuador	0.000%	7/31/30	5,454	2,972
	Republic of Ecuador	6.900%	7/31/30	18,035	12,182
[4]	Republic of Ecuador, 5.500% coupon rate effective 7/31/26	5.000%	7/31/40	15,374	7,773
[4]	Republic of Ecuador, 6.900% coupon rate effective 7/31/25	5.500%	7/31/35	38,251	21,092
					44,019
Egypt (1.9%)
	Arab Republic of Egypt	3.875%	2/16/26	4,050	3,891
	Arab Republic of Egypt	7.500%	1/31/27	10,245	10,186
	Arab Republic of Egypt	5.800%	9/30/27	5,500	5,186
	Arab Republic of Egypt	6.588%	2/21/28	6,600	6,264
	Arab Republic of Egypt	7.600%	3/1/29	8,745	8,385
	Arab Republic of Egypt	5.875%	2/16/31	7,400	6,132
	Arab Republic of Egypt	7.053%	1/15/32	5,275	4,531
	Arab Republic of Egypt	7.625%	5/29/32	9,369	8,212
	Arab Republic of Egypt	7.300%	9/30/33	5,475	4,620
	Arab Republic of Egypt	6.875%	4/30/40	2,800	2,058
	Arab Republic of Egypt	8.500%	1/31/47	12,421	9,857
	Arab Republic of Egypt	7.903%	2/21/48	7,800	5,873
	Arab Republic of Egypt	8.700%	3/1/49	7,480	6,014
	Arab Republic of Egypt	8.875%	5/29/50	9,990	8,148
	Arab Republic of Egypt	8.750%	9/30/51	4,425	3,574
	Arab Republic of Egypt	8.150%	11/20/59	2,850	2,170
	Arab Republic of Egypt	7.500%	2/16/61	8,425	5,966
	Egyptian Financial Co. for Sovereign Taskeek	10.875%	2/28/26	7,625	7,913
					108,980
El Salvador (0.4%)
	Republic of El Salvador	8.625%	2/28/29	2,579	2,546
[3]	Republic of El Salvador	0.250%	4/17/30	2,700	68
[2,3]	Republic of El Salvador	9.250%	4/17/30	4,570	4,525
[2]	Republic of El Salvador	9.250%	4/17/30	600	595
	Republic of El Salvador	8.250%	4/10/32	2,579	2,405
	Republic of El Salvador	7.650%	6/15/35	4,503	3,921
	Republic of El Salvador	7.625%	2/1/41	2,663	2,212
	Republic of El Salvador	7.125%	1/20/50	3,960	3,028
	Republic of El Salvador	9.500%	7/15/52	4,520	4,289
					23,589
Gabon (0.1%)
[2]	Republic of Gabon	6.625%	2/6/31	4,550	3,638
	Republic of Gabon	7.000%	11/24/31	2,637	2,108
					5,746
Georgia (0.0%)
	Republic of Georgia	2.750%	4/22/26	2,550	2,387
Ghana (0.6%)
	Republic of Ghana	8.125%	1/18/26	100	53
[2,3]	Republic of Ghana	0.000%	7/3/26	501	464
[2,3]	Republic of Ghana	0.000%	1/3/30	3,633	2,750
[2,3]	Republic of Ghana	1.500%	1/3/37	5,815	2,460
[3,4]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/29	14,620	12,554
[3,4]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/35	20,979	14,638
					32,919
5

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guatemala (0.7%)
	Republic of Guatemala	4.500%	5/3/26	3,600	3,532
	Republic of Guatemala	4.375%	6/5/27	2,650	2,555
	Republic of Guatemala	4.875%	2/13/28	3,610	3,503
	Republic of Guatemala	5.250%	8/10/29	2,400	2,328
[2]	Republic of Guatemala	4.900%	6/1/30	2,500	2,387
[3]	Republic of Guatemala	6.050%	8/6/31	2,720	2,709
	Republic of Guatemala	6.050%	8/6/31	401	399
	Republic of Guatemala	5.375%	4/24/32	2,750	2,656
	Republic of Guatemala	7.050%	10/4/32	2,850	3,005
	Republic of Guatemala	3.700%	10/7/33	2,579	2,134
	Republic of Guatemala	6.600%	6/13/36	5,500	5,585
[3]	Republic of Guatemala	6.550%	2/6/37	3,800	3,822
	Republic of Guatemala	4.650%	10/7/41	2,700	2,139
[2]	Republic of Guatemala	6.125%	6/1/50	7,181	6,571
					43,325
Honduras (0.1%)
	Republic of Honduras	6.250%	1/19/27	3,610	3,528
	Republic of Honduras	5.625%	6/24/30	3,100	2,785
					6,313
Hungary (1.4%)
	Republic of Hungary	6.125%	5/22/28	11,048	11,350
	Republic of Hungary	5.250%	6/16/29	8,925	8,843
	Republic of Hungary	2.125%	9/22/31	11,500	9,211
	Republic of Hungary	6.250%	9/22/32	9,200	9,549
	Republic of Hungary	5.500%	6/16/34	6,055	5,921
	Republic of Hungary	5.500%	3/26/36	13,200	12,699
	Republic of Hungary	7.625%	3/29/41	8,430	9,609
	Republic of Hungary	3.125%	9/21/51	9,800	6,045
	Republic of Hungary	6.750%	9/25/52	7,050	7,482
					80,709
Indonesia (6.1%)
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	9,145	9,166
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	5,645	5,376
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	10,635	10,541
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	9,150	9,142
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	8,590	8,527
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/28	5,700	5,836
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	6,660	6,592
[3]	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/29	3,400	3,448
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	5,935	5,340
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	5,022	4,365
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	7,800	7,698
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/33	5,750	6,008
[3]	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/2/34	4,300	4,353
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	3,900	3,055
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	3,800	2,833
[3]	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/54	2,950	3,009
	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/54	200	205
	Republic of Indonesia	4.750%	1/8/26	10,525	10,558
	Republic of Indonesia	4.350%	1/8/27	6,725	6,699
	Republic of Indonesia	3.850%	7/18/27	4,970	4,889
	Republic of Indonesia	4.150%	9/20/27	3,725	3,683
	Republic of Indonesia	3.500%	1/11/28	6,686	6,455
	Republic of Indonesia	4.550%	1/11/28	5,075	5,059
	Republic of Indonesia	4.100%	4/24/28	5,375	5,283
	Republic of Indonesia	4.750%	2/11/29	6,308	6,320
	Republic of Indonesia	4.400%	3/10/29	2,675	2,644
	Republic of Indonesia	3.400%	9/18/29	3,850	3,637
	Republic of Indonesia	2.850%	2/14/30	6,350	5,779
	Republic of Indonesia	3.850%	10/15/30	8,500	8,074
	Republic of Indonesia	1.850%	3/12/31	6,075	5,078
	Republic of Indonesia	2.150%	7/28/31	6,525	5,493
	Republic of Indonesia	3.550%	3/31/32	5,200	4,759
	Republic of Indonesia	4.650%	9/20/32	7,025	6,874
	Republic of Indonesia	4.850%	1/11/33	6,155	6,095
	Republic of Indonesia	4.700%	2/10/34	3,450	3,373
	Republic of Indonesia	4.750%	9/10/34	5,850	5,729
	Republic of Indonesia	8.500%	10/12/35	7,525	9,624
6

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	6.625%	2/17/37	7,612	8,600
	Republic of Indonesia	7.750%	1/17/38	10,200	12,672
	Republic of Indonesia	5.250%	1/17/42	10,975	10,932
	Republic of Indonesia	4.625%	4/15/43	8,785	8,195
	Republic of Indonesia	6.750%	1/15/44	10,485	12,330
	Republic of Indonesia	5.125%	1/15/45	10,676	10,452
	Republic of Indonesia	5.950%	1/8/46	6,516	6,963
	Republic of Indonesia	5.250%	1/8/47	7,700	7,622
	Republic of Indonesia	4.750%	7/18/47	5,100	4,797
	Republic of Indonesia	4.350%	1/11/48	9,150	8,020
	Republic of Indonesia	5.350%	2/11/49	4,923	4,971
	Republic of Indonesia	3.700%	10/30/49	5,305	4,139
	Republic of Indonesia	3.500%	2/14/50	3,827	2,881
	Republic of Indonesia	4.200%	10/15/50	8,425	7,135
	Republic of Indonesia	3.050%	3/12/51	9,900	6,786
	Republic of Indonesia	4.300%	3/31/52	3,925	3,361
	Republic of Indonesia	5.450%	9/20/52	3,075	3,102
	Republic of Indonesia	5.650%	1/11/53	3,980	4,121
	Republic of Indonesia	5.100%	2/10/54	5,050	4,877
	Republic of Indonesia	5.150%	9/10/54	2,425	2,356
	Republic of Indonesia	3.200%	9/23/61	3,250	2,130
	Republic of Indonesia	4.450%	4/15/70	5,310	4,470
	Republic of Indonesia	3.350%	3/12/71	4,050	2,680
					355,191
Iraq (0.1%)
[2]	Republic of Iraq	5.800%	1/15/28	6,090	5,858
Ivory Coast (0.4%)
[2]	Ivory Coast	6.375%	3/3/28	3,825	3,794
[2]	Ivory Coast	7.625%	1/30/33	6,150	6,109
[2]	Ivory Coast	6.125%	6/15/33	5,950	5,399
[2]	Ivory Coast	8.250%	1/30/37	7,900	7,864
					23,166
Jamaica (0.4%)
[2]	Jamaica	6.750%	4/28/28	6,565	6,815
[2]	Jamaica	8.000%	3/15/39	6,305	7,501
	Jamaica	7.875%	7/28/45	9,405	11,209
					25,525
Jordan (0.5%)
	Kingdom of Jordan	6.125%	1/29/26	4,800	4,761
	Kingdom of Jordan	5.750%	1/31/27	5,200	5,107
	Kingdom of Jordan	7.750%	1/15/28	3,760	3,844
	Kingdom of Jordan	7.500%	1/13/29	6,550	6,674
	Kingdom of Jordan	5.850%	7/7/30	6,361	5,993
	Kingdom of Jordan	7.375%	10/10/47	5,025	4,578
					30,957
Kazakhstan (0.4%)
[3]	Republic of Kazakhstan	4.714%	4/9/35	7,850	7,601
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,762
	Republic of Kazakhstan	4.875%	10/14/44	2,100	1,967
	Republic of Kazakhstan	6.500%	7/21/45	7,680	8,581
					20,911
Kenya (0.5%)
	Republic of Kenya	7.000%	5/22/27	4,525	4,473
	Republic of Kenya	7.250%	2/28/28	4,575	4,384
	Republic of Kenya	9.750%	2/16/31	8,575	8,650
	Republic of Kenya	8.000%	5/22/32	5,700	5,246
	Republic of Kenya	6.300%	1/23/34	5,700	4,627
	Republic of Kenya	8.250%	2/28/48	4,975	4,187
					31,567
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	23,190	22,778
Lebanon (0.1%)
[6]	Lebanon Republic	6.600%	11/27/26	8,945	743
[6]	Lebanon Republic	6.850%	3/23/27	4,525	374
[6]	Lebanon Republic	6.750%	11/29/27	6,499	549
7

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Lebanon Republic	6.650%	11/3/28	4,230	350
[6]	Lebanon Republic	6.850%	5/25/29	4,540	378
[6]	Lebanon Republic	6.650%	2/26/30	8,400	699
[6]	Lebanon Republic	7.000%	3/23/32	6,180	521
[6]	Lebanon Republic	7.050%	11/2/35	2,200	182
[6]	Lebanon Republic	7.250%	3/23/37	3,250	274
					4,070
Malaysia (0.3%)
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	2,325	2,166
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	5,200	5,104
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	2,650	2,387
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	4,225	3,648
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	2,450	1,803
					15,108
Maldives (0.0%)
	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	2,590	2,130
Mexico (5.6%)
	United Mexican States	4.125%	1/21/26	10,382	10,297
	United Mexican States	4.150%	3/28/27	12,120	11,914
	United Mexican States	3.750%	1/11/28	9,845	9,450
	United Mexican States	5.400%	2/9/28	6,500	6,520
	United Mexican States	4.500%	4/22/29	15,570	15,040
	United Mexican States	5.000%	5/7/29	5,545	5,439
	United Mexican States	3.250%	4/16/30	11,625	10,347
	United Mexican States	2.659%	5/24/31	17,843	14,819
	United Mexican States	8.300%	8/15/31	5,775	6,778
	United Mexican States	4.750%	4/27/32	12,315	11,452
	United Mexican States	7.500%	4/8/33	3,890	4,326
	United Mexican States	4.875%	5/19/33	11,905	10,954
	United Mexican States	3.500%	2/12/34	14,603	11,872
	United Mexican States	6.750%	9/27/34	8,895	9,260
	United Mexican States	6.350%	2/9/35	14,290	14,349
	United Mexican States	6.000%	5/7/36	20,320	19,734
	United Mexican States	6.050%	1/11/40	14,883	14,312
	United Mexican States	4.280%	8/14/41	13,282	10,232
	United Mexican States	4.750%	3/8/44	18,766	14,908
	United Mexican States	5.550%	1/21/45	13,919	12,572
	United Mexican States	4.600%	1/23/46	12,105	9,194
	United Mexican States	4.350%	1/15/47	6,706	4,915
	United Mexican States	4.600%	2/10/48	9,148	6,884
	United Mexican States	4.500%	1/31/50	10,371	7,685
	United Mexican States	5.000%	4/27/51	12,805	10,099
	United Mexican States	4.400%	2/12/52	12,110	8,641
	United Mexican States	6.338%	5/4/53	14,320	13,304
	United Mexican States	6.400%	5/7/54	13,000	12,203
	United Mexican States	3.771%	5/24/61	15,615	9,390
	United Mexican States	3.750%	4/19/71	15,510	9,020
	United Mexican States	5.750%	10/12/10	13,812	11,034
					326,944
Mongolia (0.2%)
	Mongolia	5.125%	4/7/26	3,043	2,999
	Mongolia	3.500%	7/7/27	2,500	2,329
	Mongolia	8.650%	1/19/28	3,300	3,510
	Mongolia	4.450%	7/7/31	2,700	2,393
					11,231
Montenegro (0.1%)
	Republic of Montenegro	7.250%	3/12/31	3,950	4,095
Morocco (0.5%)
	Kingdom of Morocco	2.375%	12/15/27	4,225	3,864
	Kingdom of Morocco	5.950%	3/8/28	6,525	6,612
	Kingdom of Morocco	3.000%	12/15/32	4,825	3,983
	Kingdom of Morocco	6.500%	9/8/33	6,325	6,640
	Kingdom of Morocco	5.500%	12/11/42	3,785	3,415
	Kingdom of Morocco	4.000%	12/15/50	6,700	4,643
					29,157
8

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mozambique (0.1%)
	Republic of Mozambique	9.000%	9/15/31	4,635	3,874
Nigeria (1.2%)
	Republic of Nigeria	7.625%	11/21/25	5,500	5,486
	Republic of Nigeria	6.500%	11/28/27	7,600	7,177
	Republic of Nigeria	6.125%	9/28/28	6,610	5,975
	Republic of Nigeria	8.375%	3/24/29	6,727	6,489
	Republic of Nigeria	7.143%	2/23/30	6,700	6,049
	Republic of Nigeria	8.747%	1/21/31	4,972	4,768
	Republic of Nigeria	7.875%	2/16/32	7,450	6,699
	Republic of Nigeria	7.375%	9/28/33	7,978	6,725
	Republic of Nigeria	7.696%	2/23/38	6,092	4,948
	Republic of Nigeria	7.625%	11/28/47	7,686	5,870
	Republic of Nigeria	9.248%	1/21/49	4,050	3,673
	Republic of Nigeria	8.250%	9/28/51	6,725	5,365
					69,224
Oman (1.8%)
	Oman Sovereign Sukuk Co.	4.875%	6/15/30	8,608	8,656
	Sultanate of Oman	4.750%	6/15/26	12,500	12,367
	Sultanate of Oman	5.375%	3/8/27	7,943	7,949
	Sultanate of Oman	6.750%	10/28/27	7,629	7,926
	Sultanate of Oman	5.625%	1/17/28	13,375	13,456
	Sultanate of Oman	6.000%	8/1/29	10,722	10,958
	Sultanate of Oman	6.250%	1/25/31	8,850	9,221
	Sultanate of Oman	7.375%	10/28/32	5,087	5,680
	Sultanate of Oman	6.500%	3/8/47	10,015	10,056
	Sultanate of Oman	6.750%	1/17/48	13,900	14,362
	Sultanate of Oman	7.000%	1/25/51	5,600	5,971
					106,602
Pakistan (0.5%)
	Islamic Republic of Pakistan	6.000%	4/8/26	6,675	6,252
	Islamic Republic of Pakistan	6.875%	12/5/27	7,650	6,931
	Islamic Republic of Pakistan	7.375%	4/8/31	7,375	6,237
	Islamic Republic of Pakistan	8.875%	4/8/51	4,145	3,303
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	5,116	4,770
					27,493
Panama (2.3%)
	Republic of Panama	7.125%	1/29/26	5,046	5,143
	Republic of Panama	8.875%	9/30/27	4,949	5,398
	Republic of Panama	3.875%	3/17/28	6,800	6,394
	Republic of Panama	9.375%	4/1/29	4,730	5,347
	Republic of Panama	3.160%	1/23/30	7,692	6,628
	Republic of Panama	7.500%	3/1/31	5,640	5,933
	Republic of Panama	2.252%	9/29/32	13,130	9,621
	Republic of Panama	3.298%	1/19/33	4,755	3,746
	Republic of Panama	6.400%	2/14/35	11,865	11,365
[2]	Republic of Panama	6.700%	1/26/36	10,905	10,715
	Republic of Panama	6.875%	1/31/36	4,900	4,831
	Republic of Panama	8.000%	3/1/38	6,309	6,646
[2]	Republic of Panama	4.500%	5/15/47	6,020	4,156
[2]	Republic of Panama	4.500%	4/16/50	12,920	8,608
[2]	Republic of Panama	4.300%	4/29/53	9,145	5,795
	Republic of Panama	6.853%	3/28/54	7,280	6,693
	Republic of Panama	4.500%	4/1/56	12,749	8,199
	Republic of Panama	7.875%	3/1/57	4,006	4,189
[2]	Republic of Panama	3.870%	7/23/60	15,175	8,562
	Republic of Panama	4.500%	1/19/63	7,638	4,837
					132,806
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	2,600	2,567
Paraguay (0.5%)
	Republic of Paraguay	4.700%	3/27/27	2,797	2,768
[2]	Republic of Paraguay	4.950%	4/28/31	4,980	4,854
	Republic of Paraguay	2.739%	1/29/33	2,900	2,409
	Republic of Paraguay	3.849%	6/28/33	2,700	2,397
	Republic of Paraguay	5.850%	8/21/33	2,564	2,590
9

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Paraguay	6.000%	2/9/36	2,380	2,439
	Republic of Paraguay	6.100%	8/11/44	4,930	4,868
	Republic of Paraguay	5.600%	3/13/48	3,060	2,802
[2]	Republic of Paraguay	5.400%	3/30/50	6,075	5,386
					30,513
Peru (1.8%)
	Republic of Peru	4.125%	8/25/27	3,133	3,072
	Republic of Peru	2.844%	6/20/30	3,480	3,099
	Republic of Peru	2.783%	1/23/31	15,736	13,649
	Republic of Peru	1.862%	12/1/32	5,275	4,089
	Republic of Peru	8.750%	11/21/33	11,355	13,869
	Republic of Peru	3.000%	1/15/34	11,222	9,233
	Republic of Peru	5.375%	2/8/35	6,700	6,599
[2]	Republic of Peru	6.550%	3/14/37	5,901	6,337
	Republic of Peru	3.300%	3/11/41	6,235	4,672
	Republic of Peru	5.625%	11/18/50	13,406	13,096
	Republic of Peru	3.550%	3/10/51	9,244	6,542
	Republic of Peru	5.875%	8/8/54	9,050	8,970
	Republic of Peru	2.780%	12/1/60	9,906	5,542
	Republic of Peru	3.600%	1/15/72	5,101	3,267
	Republic of Peru	3.230%	7/28/21	5,332	2,979
					105,015
Philippines (3.3%)
	Republic of Philippines	5.500%	3/30/26	5,600	5,671
	Republic of Philippines	3.229%	3/29/27	2,900	2,814
	Republic of Philippines	5.170%	10/13/27	2,700	2,747
	Republic of Philippines	3.000%	2/1/28	9,875	9,368
	Republic of Philippines	4.625%	7/17/28	2,225	2,218
	Republic of Philippines	3.750%	1/14/29	7,500	7,240
	Republic of Philippines	9.500%	2/2/30	10,125	12,337
	Republic of Philippines	4.375%	3/5/30	2,500	2,467
	Republic of Philippines	2.457%	5/5/30	5,150	4,590
	Republic of Philippines	7.750%	1/14/31	9,135	10,571
	Republic of Philippines	1.648%	6/10/31	6,225	5,130
	Republic of Philippines	1.950%	1/6/32	4,050	3,341
	Republic of Philippines	6.375%	1/15/32	5,255	5,725
	Republic of Philippines	3.556%	9/29/32	3,975	3,619
	Republic of Philippines	5.609%	4/13/33	3,350	3,497
	Republic of Philippines	5.000%	7/17/33	7,125	7,144
	Republic of Philippines	5.250%	5/14/34	5,900	6,004
	Republic of Philippines	6.375%	10/23/34	9,545	10,543
	Republic of Philippines	4.750%	3/5/35	5,500	5,384
	Republic of Philippines	5.000%	1/13/37	6,905	6,872
	Republic of Philippines	3.950%	1/20/40	10,125	8,755
	Republic of Philippines	3.700%	3/1/41	10,175	8,394
	Republic of Philippines	3.700%	2/2/42	10,170	8,349
	Republic of Philippines	2.950%	5/5/45	7,150	4,987
	Republic of Philippines	2.650%	12/10/45	8,100	5,325
	Republic of Philippines	3.200%	7/6/46	11,325	8,118
	Republic of Philippines	4.200%	3/29/47	4,850	4,091
	Republic of Philippines	5.950%	10/13/47	4,550	4,865
	Republic of Philippines	5.500%	1/17/48	6,800	6,879
	Republic of Philippines	5.600%	5/14/49	5,400	5,527
	Republic of Philippines	5.175%	9/5/49	3,700	3,584
	ROP Sukuk Trust	5.045%	6/6/29	5,090	5,154
					191,310
Poland (2.0%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	9,125	9,081
[3]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	8,700	8,782
[3]	Bank Gospodarstwa Krajowego	6.250%	7/9/54	8,625	8,784
	Bank Gospodarstwa Krajowego	6.250%	7/9/54	550	561
[7]	Republic of Poland	3.250%	4/6/26	8,990	8,827
	Republic of Poland	5.500%	11/16/27	8,330	8,551
	Republic of Poland	4.625%	3/18/29	7,585	7,587
	Republic of Poland	5.750%	11/16/32	8,155	8,502
	Republic of Poland	4.875%	10/4/33	12,655	12,463
	Republic of Poland	5.125%	9/18/34	14,910	14,735
	Republic of Poland	5.500%	4/4/53	13,430	13,015
10

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Poland	5.500%	3/18/54	17,640	17,007
					117,895
Qatar (3.3%)
	State of Qatar	3.250%	6/2/26	17,825	17,497
	State of Qatar	4.500%	4/23/28	15,035	15,124
	State of Qatar	4.000%	3/14/29	21,725	21,372
	State of Qatar	4.625%	5/29/29	3,900	3,939
	State of Qatar	3.750%	4/16/30	17,359	16,719
[3]	State of Qatar	9.750%	6/15/30	5,273	6,674
	State of Qatar	4.750%	5/29/34	7,925	8,006
[3]	State of Qatar	6.400%	1/20/40	4,630	5,350
[3]	State of Qatar	5.750%	1/20/42	5,200	5,616
	State of Qatar	4.625%	6/2/46	10,561	9,829
	State of Qatar	5.103%	4/23/48	31,120	30,712
	State of Qatar	4.817%	3/14/49	31,258	29,602
	State of Qatar	4.400%	4/16/50	25,840	22,944
					193,384
Romania (1.7%)
	Romania	3.000%	2/27/27	6,978	6,617
	Romania	5.250%	11/25/27	4,640	4,610
	Romania	6.625%	2/17/28	9,390	9,682
	Romania	5.875%	1/30/29	10,120	10,173
	Romania	3.000%	2/14/31	6,338	5,360
	Romania	3.625%	3/27/32	5,608	4,808
	Romania	7.125%	1/17/33	8,492	8,948
	Romania	6.375%	1/30/34	10,024	9,992
	Romania	6.000%	5/25/34	5,480	5,333
[3]	Romania	5.750%	3/24/35	9,726	9,164
	Romania	6.125%	1/22/44	5,370	5,054
	Romania	5.125%	6/15/48	6,662	5,460
	Romania	4.000%	2/14/51	9,884	6,659
	Romania	7.625%	1/17/53	6,968	7,539
					99,399
Rwanda (0.0%)
	Republic of Rwanda	5.500%	8/9/31	3,100	2,615
Saudi Arabia (8.2%)
	Kingdom of Saudi Arabia	3.250%	10/26/26	26,203	25,511
	Kingdom of Saudi Arabia	2.500%	2/3/27	6,600	6,296
	Kingdom of Saudi Arabia	4.750%	1/18/28	17,000	17,089
	Kingdom of Saudi Arabia	3.625%	3/4/28	25,372	24,527
	Kingdom of Saudi Arabia	4.375%	4/16/29	20,775	20,459
	Kingdom of Saudi Arabia	4.750%	1/16/30	16,491	16,400
	Kingdom of Saudi Arabia	4.500%	4/17/30	16,092	15,815
	Kingdom of Saudi Arabia	3.250%	10/22/30	8,579	7,844
	Kingdom of Saudi Arabia	2.750%	2/3/32	4,945	4,295
	Kingdom of Saudi Arabia	5.500%	10/25/32	12,700	13,097
	Kingdom of Saudi Arabia	2.250%	2/2/33	13,920	11,298
	Kingdom of Saudi Arabia	4.875%	7/18/33	17,555	17,315
	Kingdom of Saudi Arabia	5.000%	1/16/34	22,300	22,166
	Kingdom of Saudi Arabia	4.500%	10/26/46	32,525	27,370
	Kingdom of Saudi Arabia	4.625%	10/4/47	24,118	20,508
	Kingdom of Saudi Arabia	5.000%	4/17/49	17,950	16,119
	Kingdom of Saudi Arabia	5.250%	1/16/50	17,067	15,879
	Kingdom of Saudi Arabia	3.250%	11/17/51	6,720	4,412
	Kingdom of Saudi Arabia	5.000%	1/18/53	16,575	14,556
	Kingdom of Saudi Arabia	5.750%	1/16/54	24,882	24,101
	Kingdom of Saudi Arabia	3.750%	1/21/55	15,897	11,168
	Kingdom of Saudi Arabia	4.500%	4/22/60	14,250	11,341
	Kingdom of Saudi Arabia	3.450%	2/2/61	11,830	7,526
	KSA Sukuk Ltd.	3.628%	4/20/27	21,975	21,480
	KSA Sukuk Ltd.	5.250%	6/4/27	7,925	8,021
	KSA Sukuk Ltd.	5.268%	10/25/28	12,452	12,710
	KSA Sukuk Ltd.	4.303%	1/19/29	10,200	10,045
	KSA Sukuk Ltd.	4.274%	5/22/29	16,100	15,833
	KSA Sukuk Ltd.	2.969%	10/29/29	13,815	12,712
[3]	KSA Sukuk Ltd.	5.250%	6/4/30	6,970	7,068
	KSA Sukuk Ltd.	5.250%	6/4/30	600	609
	KSA Sukuk Ltd.	2.250%	5/17/31	9,237	7,865
11

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	KSA Sukuk Ltd.	4.511%	5/22/33	15,125	14,654
[3]	KSA Sukuk Ltd.	5.250%	6/4/34	8,200	8,291
	KSA Sukuk Ltd.	5.250%	6/4/34	2,800	2,835
					477,215
Senegal (0.2%)
[2]	Republic of Senegal	7.750%	6/10/31	5,650	5,174
[2]	Republic of Senegal	6.250%	5/23/33	5,625	4,648
[2]	Republic of Senegal	6.750%	3/13/48	5,100	3,608
					13,430
Serbia (0.4%)
	Republic of Serbia	6.250%	5/26/28	3,825	3,938
	Republic of Serbia	2.125%	12/1/30	6,095	5,035
	Republic of Serbia	6.500%	9/26/33	5,150	5,388
[3]	Republic of Serbia	6.000%	6/12/34	7,500	7,525
	Republic of Serbia	6.000%	6/12/34	400	401
					22,287
South Africa (1.5%)
	Republic of South Africa	4.875%	4/14/26	6,363	6,293
	Republic of South Africa	4.850%	9/27/27	5,475	5,363
	Republic of South Africa	4.300%	10/12/28	10,700	10,114
	Republic of South Africa	4.850%	9/30/29	10,775	10,157
	Republic of South Africa	5.875%	6/22/30	6,639	6,490
	Republic of South Africa	5.875%	4/20/32	7,000	6,696
	Republic of South Africa	6.250%	3/8/41	3,585	3,219
	Republic of South Africa	5.375%	7/24/44	5,450	4,280
	Republic of South Africa	5.000%	10/12/46	5,100	3,698
	Republic of South Africa	5.650%	9/27/47	8,085	6,326
	Republic of South Africa	6.300%	6/22/48	2,940	2,481
	Republic of South Africa	5.750%	9/30/49	15,450	12,063
	Republic of South Africa	7.300%	4/20/52	8,075	7,596
					84,776
Sri Lanka (0.5%)
[6]	Republic of Sri Lanka	6.850%	11/3/25	7,125	4,465
[6]	Republic of Sri Lanka	6.825%	7/18/26	5,500	3,429
[6]	Republic of Sri Lanka	6.200%	5/11/27	7,600	4,727
[6]	Republic of Sri Lanka	6.750%	4/18/28	6,600	4,144
[6]	Republic of Sri Lanka	7.850%	3/14/29	7,375	4,630
[6]	Republic of Sri Lanka	7.550%	3/28/30	7,900	4,926
					26,321
Suriname (0.1%)
[3]	Republic of Suriname	7.950%	7/15/33	9	8
	Republic of Suriname	7.950%	7/15/33	3,504	3,293
					3,301
Tajikistan (0.0%)
[2]	Republic of Tajikistan	7.125%	9/14/27	2,550	2,482
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.500%	8/4/26	4,760	4,652
	Republic of Trinidad & Tobago	4.500%	6/26/30	2,440	2,265
	Republic of Trinidad & Tobago	5.950%	1/14/31	3,379	3,364
[3]	Republic of Trinidad & Tobago	6.400%	6/26/34	3,660	3,670
					13,951
Turkey (6.8%)
	Hazine Mustesarligi Varlik Kiralama A/S	9.758%	11/13/25	11,900	12,440
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	12,675	12,582
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	15,400	15,878
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/29	13,565	14,635
	Republic of Turkey	4.750%	1/26/26	9,030	8,991
	Republic of Turkey	4.250%	4/14/26	8,262	8,142
	Republic of Turkey	4.875%	10/9/26	15,474	15,313
	Republic of Turkey	6.000%	3/25/27	16,842	17,014
	Republic of Turkey	8.600%	9/24/27	10,150	10,944
	Republic of Turkey	9.875%	1/15/28	18,805	20,969
	Republic of Turkey	5.125%	2/17/28	10,325	10,082
	Republic of Turkey	6.125%	10/24/28	13,653	13,690
	Republic of Turkey	9.375%	3/14/29	11,950	13,299
	Republic of Turkey	7.625%	4/26/29	15,225	15,894
12

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Turkey	11.875%	1/15/30	7,672	9,699
	Republic of Turkey	5.250%	3/13/30	9,749	9,176
	Republic of Turkey	9.125%	7/13/30	12,425	13,857
	Republic of Turkey	5.950%	1/15/31	12,445	11,867
	Republic of Turkey	5.875%	6/26/31	8,500	8,029
	Republic of Turkey	7.125%	7/17/32	8,700	8,713
	Republic of Turkey	9.375%	1/19/33	15,050	17,162
	Republic of Turkey	6.500%	9/20/33	7,525	7,225
	Republic of Turkey	8.000%	2/14/34	6,646	7,133
	Republic of Turkey	7.625%	5/15/34	16,925	17,446
	Republic of Turkey	6.500%	1/3/35	17,883	16,974
	Republic of Turkey	6.875%	3/17/36	14,850	14,369
	Republic of Turkey	7.250%	3/5/38	4,625	4,666
	Republic of Turkey	6.750%	5/30/40	9,900	9,121
	Republic of Turkey	6.000%	1/14/41	15,765	13,278
	Republic of Turkey	4.875%	4/16/43	15,300	10,968
	Republic of Turkey	6.625%	2/17/45	15,350	13,375
	Republic of Turkey	5.750%	5/11/47	18,120	13,995
					396,926
Ukraine (0.6%)
[3,4]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/30	2,711	1,313
[3,4]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/34	10,388	3,872
[3,4]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/35	8,466	4,121
[3,4]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/36	7,015	3,387
[3,4]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/29	5,995	3,602
[3,4]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/34	16,220	7,674
[4]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/34	250	118
[3,4]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/35	14,944	6,906
[3,4]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/36	12,468	5,667
					36,660
United Arab Emirates (5.0%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	7,880	8,039
	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	7,225	6,535
	Emirate of Abu Dhabi	3.125%	5/3/26	14,247	13,943
	Emirate of Abu Dhabi	3.125%	10/11/27	21,400	20,654
	Emirate of Abu Dhabi	1.625%	6/2/28	9,517	8,604
	Emirate of Abu Dhabi	4.875%	4/30/29	7,600	7,706
	Emirate of Abu Dhabi	2.500%	9/30/29	16,610	15,112
	Emirate of Abu Dhabi	3.125%	4/16/30	16,275	15,159
	Emirate of Abu Dhabi	1.700%	3/2/31	8,850	7,467
	Emirate of Abu Dhabi	1.875%	9/15/31	9,500	7,973
	Emirate of Abu Dhabi	2.000%	10/19/31	4,875	4,126
	Emirate of Abu Dhabi	4.050%	7/7/32	9,300	8,940
	Emirate of Abu Dhabi	4.917%	9/25/33	7,455	7,522
	Emirate of Abu Dhabi	5.000%	4/30/34	7,475	7,620
[3]	Emirate of Abu Dhabi	4.857%	7/2/34	7,000	7,050
	Emirate of Abu Dhabi	4.857%	7/2/34	300	302
	Emirate of Abu Dhabi	2.875%	10/19/41	4,865	3,581
	Emirate of Abu Dhabi	4.125%	10/11/47	15,095	12,805
	Emirate of Abu Dhabi	3.125%	9/30/49	20,525	14,353
	Emirate of Abu Dhabi	3.875%	4/16/50	20,550	16,433
	Emirate of Abu Dhabi	3.000%	9/15/51	6,600	4,422
	Emirate of Abu Dhabi	4.951%	7/7/52	7,474	7,032
	Emirate of Abu Dhabi	5.500%	4/30/54	9,200	9,373
	Emirate of Abu Dhabi	3.250%	10/19/61	9,550	6,481
	Emirate of Abu Dhabi	2.700%	9/2/70	7,400	4,281
	Emirate of Dubai	5.250%	1/30/43	200	195
	Emirate of Dubai	5.250%	1/30/43	4,425	4,306
	Emirate of Dubai	3.900%	9/9/50	7,392	5,423
	Finance Department Government of Sharjah	6.500%	11/23/32	4,799	5,056
	Finance Department Government of Sharjah	3.625%	3/10/33	4,675	4,011
	Finance Department Government of Sharjah	6.125%	3/6/36	4,975	4,994
	Finance Department Government of Sharjah	4.000%	7/28/50	5,023	3,395
	Finance Department Government of Sharjah	4.375%	3/10/51	2,706	1,940
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	5,070	4,978
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	5,015	4,744
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	6,275	6,112
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	5,314	4,855
	Sharjah Sukuk Program Ltd.	3.886%	4/4/30	3,575	3,358
13

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	3,600	3,177
	Sharjah Sukuk Program Ltd.	6.092%	3/19/34	4,600	4,837
[3]	Sharjah Sukuk Program Ltd.	5.433%	4/17/35	4,065	4,039
					290,933
Uruguay (1.4%)
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	7,096	7,071
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	10,689	10,506
	Oriental Republic of Uruguay	7.875%	1/15/33	4,335	5,163
	Oriental Republic of Uruguay	5.750%	10/28/34	11,302	11,894
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	5,456	6,557
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	3,950	3,452
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	20,426	19,438
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	13,304	12,282
[2]	Oriental Republic of Uruguay	5.250%	9/10/60	6,580	6,231
					82,594
Uzbekistan (0.2%)
	Republic of Uzbekistan	7.850%	10/12/28	3,150	3,285
	Republic of Uzbekistan	5.375%	2/20/29	2,425	2,302
	Republic of Uzbekistan	3.700%	11/25/30	2,784	2,341
	Republic of Uzbekistan	3.900%	10/19/31	3,459	2,879
[3]	Republic of Uzbekistan	6.900%	2/28/32	3,200	3,160
	Republic of Uzbekistan	6.900%	2/28/32	200	198
					14,165
Zambia (0.2%)
	Republic of Zambia	0.500%	12/31/53	7,075	3,845
[4]	Republic of Zambia, 7.500% coupon rate effective 6/30/31	5.750%	6/30/33	7,401	6,510
					10,355
Total Sovereign Bonds (Cost $5,136,461)					4,928,691
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[8]	Vanguard Market Liquidity Fund (Cost $38,890)	4.834%		388,921	38,888
Total Investments (98.9%) (Cost $6,030,608)					5,775,377
Other Assets and Liabilities—Net (1.1%)					65,590
Net Assets (100.0%)					5,840,967
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Guaranteed by the Republic of Azerbaijan.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $227,481,000, representing 3.9% of net assets.
4	Step bond.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
6	Non-income-producing security—security in default.
7	Securities with a value of $140,000 have been segregated as initial margin for open futures contracts.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2024	105	11,944	(2)
14

Emerging Markets Government Bond Index Fund
Futures Contracts (continued)
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2024	(90)	(9,942)	2
Ultra Long U.S. Treasury Bond	December 2024	(17)	(2,136)	132
				134
				132

See accompanying Notes, which are an integral part of the Financial Statements.
15

Emerging Markets Government Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,991,718)	5,736,489
Affiliated Issuers (Cost $38,890)	38,888
Total Investments in Securities	5,775,377
Investment in Vanguard	161
Foreign Currency, at Value (Cost $6)	6
Receivables for Investment Securities Sold	85,215
Receivables for Accrued Income	73,987
Receivables for Capital Shares Issued	607
Total Assets	5,935,353
Liabilities
Due to Custodian	721
Payables for Investment Securities Purchased	92,913
Payables for Capital Shares Redeemed	49
Payables for Distributions	186
Payables to Vanguard	512
Variation Margin Payable—Futures Contracts	5
Total Liabilities	94,386
Net Assets	5,840,967
At October 31, 2024, net assets consisted of:

Paid-in Capital	6,492,560
Total Distributable Earnings (Loss)	(651,593)
Net Assets	5,840,967

ETF Shares—Net Assets
Applicable to 84,788,061 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,478,156
Net Asset Value Per Share—ETF Shares	$64.61

Admiral™ Shares—Net Assets
Applicable to 9,538,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	154,382
Net Asset Value Per Share—Admiral Shares	$16.18

Institutional Shares—Net Assets
Applicable to 8,030,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	208,429
Net Asset Value Per Share—Institutional Shares	$25.96

See accompanying Notes, which are an integral part of the Financial Statements.
16

Emerging Markets Government Bond Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1]	304,017
Total Income	304,017
Expenses
The Vanguard Group—Note B
Investment Advisory Services	147
Management and Administrative—ETF Shares	8,083
Management and Administrative—Admiral Shares	287
Management and Administrative—Institutional Shares	225
Marketing and Distribution—ETF Shares	219
Marketing and Distribution—Admiral Shares	7
Marketing and Distribution—Institutional Shares	5
Custodian Fees	110
Auditing Fees	48
Shareholders’ Reports and Proxy Fees—ETF Shares	490
Shareholders’ Reports and Proxy Fees—Admiral Shares	5
Shareholders’ Reports and Proxy Fees—Institutional Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	19
Total Expenses	9,648
Expenses Paid Indirectly	(7)
Net Expenses	9,641
Net Investment Income	294,376
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(115,166)
Futures Contracts	(68)
Realized Net Gain (Loss)	(115,234)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	536,938
Futures Contracts	53
Change in Unrealized Appreciation (Depreciation)	536,991
Net Increase (Decrease) in Net Assets Resulting from Operations	716,133
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $817,000, less than $1,000, less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $11,197,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Emerging Markets Government Bond Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	294,376	197,395
Realized Net Gain (Loss)	(115,234)	(65,358)
Change in Unrealized Appreciation (Depreciation)	536,991	57,071
Net Increase (Decrease) in Net Assets Resulting from Operations	716,133	189,108
Distributions
ETF Shares	(263,353)	(183,338)
Admiral Shares	(9,149)	(8,955)
Institutional Shares	(8,321)	(6,836)
Total Distributions	(280,823)	(199,129)
Capital Share Transactions
ETF Shares	1,847,269	649,377
Admiral Shares	(10,121)	(9,562)
Institutional Shares	86,050	60,803
Net Increase (Decrease) from Capital Share Transactions	1,923,198	700,618
Total Increase (Decrease)	2,358,508	690,597
Net Assets
Beginning of Period	3,482,459	2,791,862
End of Period	5,840,967	3,482,459

See accompanying Notes, which are an integral part of the Financial Statements.
18

Emerging Markets Government Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$57.98	$57.55	$78.02	$78.01	$80.38
Investment Operations
Net Investment Income[1]	3.860	3.407	3.170	3.190	3.551
Net Realized and Unrealized Gain (Loss) on Investments[2]	6.486	.484	(20.455)	(.036)	(2.322)
Total from Investment Operations	10.346	3.891	(17.285)	3.154	1.229
Distributions
Dividends from Net Investment Income	(3.716)	(3.461)	(3.185)	(3.144)	(3.599)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.716)	(3.461)	(3.185)	(3.144)	(3.599)
Net Asset Value, End of Period	$64.61	$57.98	$57.55	$78.02	$78.01
Total Return	18.21%	6.62%	-22.68%	4.06%	1.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,478	$3,223	$2,582	$3,024	$1,853
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.25%
Ratio of Net Investment Income to Average Net Assets	6.09%	5.58%	4.73%	4.02%	4.55%
Portfolio Turnover Rate[4]	24%	17%	17%	16%	21%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.02, $.02, $.00, and $.00.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Government Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.53	$14.42	$19.58	$19.58	$20.16
Investment Operations
Net Investment Income[1]	.966	.856	.798	.806	.897
Net Realized and Unrealized Gain (Loss) on Investments	1.632	.127	(5.149)	(.015)	(.586)
Total from Investment Operations	2.598	.983	(4.351)	.791	.311
Distributions
Dividends from Net Investment Income	(.948)	(.873)	(.809)	(.791)	(.891)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.948)	(.873)	(.809)	(.791)	(.891)
Net Asset Value, End of Period	$16.18	$14.53	$14.42	$19.58	$19.58
Total Return[2]	18.16%	6.65%	-22.67%	4.04%	1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$154	$148	$156	$242	$243
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.25%
Ratio of Net Investment Income to Average Net Assets	6.07%	5.57%	4.69%	4.03%	4.57%
Portfolio Turnover Rate[4]	24%	17%	17%	16%	21%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Government Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.30	$23.13	$31.41	$31.40	$32.33
Investment Operations
Net Investment Income[1]	1.566	1.381	1.286	1.298	1.443
Net Realized and Unrealized Gain (Loss) on Investments	2.619	.196	(8.261)	(.014)	(.938)
Total from Investment Operations	4.185	1.577	(6.975)	1.284	.505
Distributions
Dividends from Net Investment Income	(1.525)	(1.407)	(1.305)	(1.274)	(1.435)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.525)	(1.407)	(1.305)	(1.274)	(1.435)
Net Asset Value, End of Period	$25.96	$23.30	$23.13	$31.41	$31.40
Total Return[2]	18.25%	6.64%	-22.66%	4.10%	1.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$208	$112	$54	$45	$42
Ratio of Total Expenses to Average Net Assets	0.18%[3]	0.18%[3]	0.18%[3]	0.18%	0.23%
Ratio of Net Investment Income to Average Net Assets	6.12%	5.60%	4.79%	4.05%	4.59%
Portfolio Turnover Rate[4]	24%	17%	17%	16%	21%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Government Bond Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and
22

Emerging Markets Government Bond Index Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $161,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	807,798	—	807,798
Sovereign Bonds	—	4,928,691	—	4,928,691
Temporary Cash Investments	38,888	—	—	38,888
Total	38,888	5,736,489	—	5,775,377
Derivative Financial Instruments
Assets
Futures Contracts[1]	134	—	—	134
Liabilities
Futures Contracts[1]	(2)	—	—	(2)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and corporate actions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	11,196
Total Distributable Earnings (Loss)	(11,196)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses
23

Emerging Markets Government Bond Index Fund
from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	30,232
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(262,867)
Capital Loss Carryforwards	(418,772)
Qualified Late-Year Losses	—
Other Temporary Differences	(186)
Total	(651,593)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	280,823	199,129
Long-Term Capital Gains	—	—
Total	280,823	199,129
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,038,244
Gross Unrealized Appreciation	117,428
Gross Unrealized Depreciation	(380,295)
Net Unrealized Appreciation (Depreciation)	(262,867)
F.	During the year ended October 31, 2024, the fund purchased $868,369,000 of investment securities and sold $763,642,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $394,950,000 and $397,053,000, respectively. In addition, the fund purchased and sold investment securities of $2,078,351,000 and $305,862,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	2,158,866	34,202	779,938	12,816
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(311,597)	(5,000)	(130,561)	(2,100)
Net Increase (Decrease)—ETF Shares	1,847,269	29,202	649,377	10,716
Admiral Shares
Issued[1]	16,609	1,038	22,784	1,474
Issued in Lieu of Cash Distributions	7,006	440	6,930	451
Redeemed	(33,736)	(2,126)	(39,276)	(2,541)
Net Increase (Decrease)—Admiral Shares	(10,121)	(648)	(9,562)	(616)
Institutional Shares
Issued[1]	92,857	3,512	78,060	3,196
Issued in Lieu of Cash Distributions	8,321	324	6,786	276
Redeemed	(15,128)	(604)	(24,043)	(992)
Net Increase (Decrease)—Institutional Shares	86,050	3,232	60,803	2,480
1	Includes purchase fees for fiscal 2024 and 2023 of $836,000 and $1,183,000, respectively (fund totals).
24

Emerging Markets Government Bond Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Emerging Markets Government Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Emerging Markets Government Bond Index Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
26

Tax information (unaudited)
The fund hereby designates for the fiscal year $424,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q11200 122024
27

Financial Statements
For the year ended October 31, 2024
Vanguard Global Minimum Volatility Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	18
Tax information	19

Global Minimum Volatility Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (3.4%)
	Wesfarmers Ltd.	473,461	20,828
	Brambles Ltd.	960,207	11,561
	Medibank Pvt Ltd.	3,618,625	8,504
	Insurance Australia Group Ltd.	1,170,507	5,748
	Telstra Group Ltd.	1,899,283	4,755
	CAR Group Ltd.	166,549	4,102
	Santos Ltd.	851,133	3,786
	Coles Group Ltd.	209,364	2,416
	CSL Ltd.	11,530	2,165
	Computershare Ltd. (XASX)	72,072	1,246
	Whitehaven Coal Ltd.	253,743	1,135
	Aurizon Holdings Ltd.	459,977	1,020
	REA Group Ltd.	5,808	859
	Washington H Soul Pattinson & Co. Ltd.	30,785	675
	Steadfast Group Ltd.	149,242	537
	New Hope Corp. Ltd.	142,784	456
[1]	Viva Energy Group Ltd.	245,751	423
	Transurban Group	46,401	387
			70,603
Belgium (0.1%)
	Colruyt Group NV	40,419	1,888
Brazil (1.2%)
	Itau Unibanco Holding SA ADR	3,148,446	19,048
	Petroleo Brasileiro SA ADR	298,924	3,698
	Ambev SA ADR	923,384	2,013
	Banco Bradesco SA ADR	182,932	452
			25,211
Canada (3.9%)
	Dollarama Inc.	215,924	22,469
	Intact Financial Corp.	103,014	19,673
[1]	Hydro One Ltd.	566,629	18,244
	Fortis Inc. (XTSE)	131,573	5,692
	Pembina Pipeline Corp.	123,020	5,147
	Waste Connections Inc.	20,078	3,549
	TMX Group Ltd.	92,606	2,892
	Definity Financial Corp.	16,587	640
	Atco Ltd. Class I	16,188	562
	Keyera Corp.	14,143	434
	Thomson Reuters Corp.	2,570	421
			79,723
China (2.0%)
	China Shenhua Energy Co. Ltd. Class H	2,333,500	10,104
	Tencent Holdings Ltd.	185,300	9,662
	China Resources Power Holdings Co. Ltd.	2,798,000	6,731
	Sinopharm Group Co. Ltd. Class H	1,720,800	4,287
*,1,2	East Buy Holding Ltd.	1,106,521	2,112
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	910,000	1,938
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	199,200	1,409
*	Trip.com Group Ltd.	19,650	1,265
	China Resources Gas Group Ltd.	292,100	1,126
	Yum China Holdings Inc.	22,700	1,020
	Beijing Enterprises Holdings Ltd.	230,500	755
			40,409
Finland (0.3%)
	Sampo OYJ Class A (XHEL)	105,118	4,661
	Fortum OYJ	57,740	852
1

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Orion OYJ Class B	10,356	504
			6,017
France (1.2%)
	Orange SA	1,735,805	19,069
	Danone SA	29,905	2,136
	TotalEnergies SE	27,011	1,695
	Vivendi SE	145,226	1,552
	Bollore SE	68,388	427
			24,879
Germany (0.6%)
	Deutsche Telekom AG (Registered)	203,803	6,161
	Beiersdorf AG	17,548	2,369
	Deutsche Boerse AG	7,990	1,856
	Allianz SE (Registered)	3,332	1,049
[1]	Scout24 SE	8,416	727
			12,162
Hong Kong (0.9%)
	CLP Holdings Ltd.	1,484,605	12,611
	Power Assets Holdings Ltd.	756,770	5,041
	CK Infrastructure Holdings Ltd.	57,000	403
	ASMPT Ltd.	35,100	381
			18,436
India (4.5%)
	ICICI Bank Ltd. ADR	1,088,020	33,087
[2]	Infosys Ltd. ADR	1,237,539	25,877
	Dr Reddy's Laboratories Ltd. ADR	284,978	21,060
	HDFC Bank Ltd. ADR	155,755	9,817
[2]	Wipro Ltd. ADR	379,265	2,457
[1]	Reliance Industries Ltd. GDR	16,486	1,031
			93,329
Indonesia (0.1%)
	Telkom Indonesia Persero Tbk PT ADR	135,171	2,378
Israel (0.0%)
	Bank Hapoalim BM	41,546	433
Italy (0.2%)
	Generali	137,512	3,813
Japan (6.1%)
	Softbank Corp.	19,872,000	25,017
	East Japan Railway Co.	911,100	18,300
	Canon Inc.	357,900	11,641
	Central Japan Railway Co.	493,300	10,216
	Skylark Holdings Co. Ltd.	574,900	8,904
	Kyushu Railway Co.	323,800	8,519
	McDonald's Holdings Co. Japan Ltd.	161,500	6,844
	Japan Tobacco Inc.	186,700	5,212
	Osaka Gas Co. Ltd.	194,500	4,168
	Yamada Holdings Co. Ltd.	1,245,000	3,575
	Kagome Co. Ltd.	166,200	3,292
	Tokyu Corp.	241,300	2,975
	West Japan Railway Co.	163,700	2,909
	Toho Co. Ltd.	67,400	2,574
	Hankyu Hanshin Holdings Inc.	92,000	2,501
*	Shinko Electric Industries Co. Ltd.	60,400	2,160
	Kewpie Corp.	55,300	1,308
	MOS Food Services Inc.	49,900	1,179
	Seiko Epson Corp.	48,500	881
	Alfresa Holdings Corp.	49,700	717
	ABC-Mart Inc.	32,900	645
	Citizen Watch Co. Ltd.	83,700	498
	Oracle Corp. Japan	4,800	459
	Nagoya Railroad Co. Ltd.	39,600	439
	Shimamura Co. Ltd.	8,300	427
			125,360
2

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
Mexico (0.3%)
	Fomento Economico Mexicano SAB de CV ADR	54,552	5,286
	America Movil SAB de CV ADR	112,711	1,774
			7,060
Netherlands (0.6%)
	Koninklijke KPN NV	2,066,704	8,080
	Wolters Kluwer NV	13,526	2,274
	ASM International NV	2,203	1,230
	Koninklijke Ahold Delhaize NV	12,393	409
			11,993
Norway (0.4%)
	Orkla ASA	789,187	7,291
Singapore (0.6%)
	Oversea-Chinese Banking Corp. Ltd.	576,561	6,615
	Singapore Exchange Ltd.	575,526	4,932
	DBS Group Holdings Ltd.	46,500	1,348
			12,895
South Korea (1.5%)
	KT&G Corp.	203,168	16,139
	SK Hynix Inc.	81,871	10,718
	Samsung Electronics Co. Ltd. (XKRX)	82,814	3,516
	Industrial Bank of Korea	56,319	574
	LEENO Industrial Inc.	3,932	512
			31,459
Spain (0.2%)
	Bankinter SA	280,561	2,289
	CaixaBank SA	226,288	1,379
	Redeia Corp. SA	38,586	714
			4,382
Sweden (0.1%)
	Essity AB Class B	52,624	1,487
Switzerland (2.8%)
	Swisscom AG (Registered)	50,262	30,624
	Novartis AG (Registered)	155,951	16,921
[1]	Galenica AG	32,533	2,831
	Kuehne & Nagel International AG (Registered)	7,134	1,781
	Banque Cantonale Vaudoise (Registered)	17,241	1,718
	Logitech International SA (Registered)	20,736	1,698
	Zurich Insurance Group AG	1,570	926
			56,499
Taiwan (3.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	162,542	30,971
[2]	United Microelectronics Corp. ADR	3,880,249	26,541
	ASE Technology Holding Co. Ltd. ADR	1,506,845	14,405
	Chunghwa Telecom Co. Ltd. ADR	114,346	4,310
			76,227
United Kingdom (6.3%)
	BAE Systems plc	1,764,295	28,436
	Shell plc (XLON)	808,945	27,009
	Compass Group plc	751,202	24,396
	GSK plc	659,970	11,918
	Pearson plc	683,010	10,030
	Sage Group plc	744,574	9,305
	Unilever plc (XLON)	133,214	8,126
	AstraZeneca plc	44,635	6,351
	Haleon plc	316,730	1,522
[1]	Auto Trader Group plc	135,080	1,459
	Informa plc	59,263	619
			129,171
United States (57.9%)
	AptarGroup Inc.	206,506	34,674
	Cisco Systems Inc.	620,817	34,002
	Motorola Solutions Inc.	73,289	32,932
	AbbVie Inc.	158,941	32,403
	Progressive Corp.	128,883	31,297
3

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
[3]	Johnson & Johnson	192,576	30,785
	Waste Management Inc.	141,954	30,641
	Amdocs Ltd.	340,417	29,870
	Republic Services Inc.	149,518	29,605
	International Business Machines Corp.	142,359	29,428
	Lockheed Martin Corp.	53,630	29,285
	Roper Technologies Inc.	54,340	29,220
	Church & Dwight Co. Inc.	291,280	29,102
[3]	McDonald's Corp.	96,755	28,263
	Cencora Inc.	121,525	27,717
	Colgate-Palmolive Co.	292,636	27,423
	Cboe Global Markets Inc.	125,720	26,850
	Eli Lilly & Co.	30,180	25,042
	Merck & Co. Inc.	237,497	24,301
	General Mills Inc.	351,651	23,919
	Williams Cos. Inc.	446,822	23,400
	Chemed Corp.	40,671	21,972
	Southern Co.	239,827	21,831
	Texas Instruments Inc.	103,809	21,090
	Walmart Inc.	257,340	21,089
	White Mountains Insurance Group Ltd.	11,578	20,807
	McKesson Corp.	38,620	19,333
*	Vertex Pharmaceuticals Inc.	37,806	17,995
	NewMarket Corp.	33,950	17,823
*	FTI Consulting Inc.	89,145	17,390
	Northrop Grumman Corp.	32,703	16,646
[3]	Amgen Inc.	48,513	15,532
*,4	Equity Commonwealth	784,550	15,526
	Dolby Laboratories Inc. Class A	202,194	14,740
	T-Mobile US Inc.	63,047	14,070
	Coca-Cola Co.	212,997	13,911
	General Dynamics Corp.	47,000	13,706
	NetApp Inc.	118,173	13,627
	Cheniere Energy Inc.	70,057	13,407
[3]	Service Corp. International	162,474	13,266
*,3	Kirby Corp.	113,474	13,022
*	O'Reilly Automotive Inc.	9,956	11,481
	IDACORP Inc.	110,497	11,434
	Ryan Specialty Holdings Inc.	154,260	10,161
*	CommVault Systems Inc.	57,875	9,039
	Chevron Corp.	57,014	8,485
[3]	Procter & Gamble Co.	48,627	8,032
	Atmos Energy Corp.	57,693	8,007
	Kimberly-Clark Corp.	59,065	7,925
*	Insight Enterprises Inc.	44,095	7,713
	Duke Energy Corp.	61,212	7,056
	Microsoft Corp.	16,668	6,773
*	Check Point Software Technologies Ltd.	38,147	6,607
	W R Berkley Corp.	113,706	6,501
	UnitedHealth Group Inc.	10,758	6,073
	Flowers Foods Inc.	268,905	5,978
	FirstEnergy Corp.	136,271	5,700
	Silgan Holdings Inc.	109,912	5,687
	TJX Cos. Inc.	48,200	5,448
	TXNM Energy Inc.	120,551	5,249
	Interactive Brokers Group Inc. Class A	33,076	5,047
	Progress Software Corp.	71,395	4,576
*	HealthEquity Inc.	51,417	4,383
	Consolidated Edison Inc.	40,535	4,122
*	Grand Canyon Education Inc.	27,442	3,763
	Sonoco Products Co.	70,815	3,719
*	CACI International Inc. Class A	6,564	3,627
*	Berkshire Hathaway Inc. Class B	7,993	3,604
	Murphy USA Inc.	7,355	3,593
*	Regeneron Pharmaceuticals Inc.	4,238	3,552
	Texas Pacific Land Corp.	2,916	3,400
	Alphabet Inc. Class C	19,169	3,310
	Scorpio Tankers Inc.	56,323	3,282
	Matson Inc.	21,164	3,278
	Kraft Heinz Co.	85,681	2,867
4

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Huntington Ingalls Industries Inc.	14,531	2,688
	Avery Dennison Corp.	11,655	2,413
	Cigna Group	7,576	2,385
	Maximus Inc.	26,967	2,331
	Cal-Maine Foods Inc.	25,785	2,263
	Selective Insurance Group Inc.	24,005	2,180
	Alphabet Inc. Class A	11,826	2,024
	Commerce Bancshares Inc.	31,731	1,983
	LPL Financial Holdings Inc.	6,596	1,861
	Science Applications International Corp.	11,896	1,716
	Laureate Education Inc.	99,408	1,708
*	CCC Intelligent Solutions Holdings Inc.	154,877	1,612
	InterDigital Inc.	9,849	1,482
	Electronic Arts Inc.	9,736	1,469
	Loews Corp.	18,331	1,447
*	Cirrus Logic Inc.	12,726	1,398
	RLI Corp.	8,364	1,305
*	Madison Square Garden Sports Corp.	5,765	1,284
	Exxon Mobil Corp.	10,791	1,260
	Unum Group	17,025	1,093
	Graham Holdings Co. Class B	1,152	971
	Chubb Ltd.	2,996	846
	Visa Inc. Class A	2,887	837
	American States Water Co.	9,547	787
	TFS Financial Corp.	60,083	772
	Elevance Health Inc.	1,882	764
	PepsiCo Inc.	4,465	742
	Gilead Sciences Inc.	7,755	689
*	Huron Consulting Group Inc.	5,941	688
	Reynolds Consumer Products Inc.	20,614	556
	CME Group Inc.	2,371	534
	DTE Midstream LLC	5,706	514
*	MakeMyTrip Ltd.	4,918	499
*	Yelp Inc.	12,281	419
	CNA Financial Corp.	8,285	397
			1,192,331
Total Common Stocks (Cost $1,569,157)			2,035,436
Preferred Stocks (0.1%)
	Henkel AG & Co. KGaA Preference Shares	16,019	1,387
	Samsung Electronics Co. Ltd. Preference Shares	31,414	1,081
Total Preferred Stocks (Cost $2,731)			2,468
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[5,6]	Vanguard Market Liquidity Fund, 4.834% (Cost $10,879)	108,826	10,881
Total Investments (99.5%) (Cost $1,582,767)			2,048,785
Other Assets and Liabilities—Net (0.5%)			10,791
Net Assets (100%)			2,059,576
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $28,236,000, representing 1.4% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,886,000.
3	Securities with a value of $1,256,000 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,388,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $5,772,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
5

Global Minimum Volatility Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	49	14,059	(248)
Euro Stoxx 50 Index	December 2024	32	1,683	(12)
Topix Index	December 2024	9	1,596	75
				(185)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	11/15/24	AUD	2,284	USD	1,538	—	(35)
BNP Paribas	11/14/24	BRL	8,826	USD	1,595	—	(71)
UBS AG	11/15/24	CHF	1,248	USD	1,463	—	(15)
Toronto-Dominion Bank	11/15/24	GBP	2,320	USD	3,041	—	(50)
State Street Bank & Trust Co.	11/15/24	HKD	40,723	USD	5,243	—	(3)
State Street Bank & Trust Co.	11/14/24	INR	197,185	USD	2,345	—	(1)
Deutsche Bank AG	11/15/24	JPY	1,241,586	USD	8,261	—	(73)
Royal Bank of Canada	11/15/24	KRW	7,444,979	USD	5,415	2	—
UBS AG	11/15/24	KRW	1,368,520	USD	1,018	—	(22)
State Street Bank & Trust Co.	11/15/24	TWD	38,857	USD	1,208	10	—
BNP Paribas	11/15/24	USD	74,881	AUD	111,142	1,725	—
State Street Bank & Trust Co.	11/14/24	USD	28,625	BRL	158,222	1,310	—
Citibank, N.A.	11/15/24	USD	72,033	CAD	98,199	1,471	—
State Street Bank & Trust Co.	11/15/24	USD	7,876	CAD	10,843	85	—
State Street Bank & Trust Co.	11/15/24	USD	67,356	CHF	57,504	652	—
Barclays Bank plc	11/15/24	USD	62,774	EUR	57,106	616	—
UBS AG	11/15/24	USD	5,614	EUR	5,149	10	—
Barclays Bank plc	11/15/24	USD	135,958	GBP	103,700	2,245	—
Deutsche Bank AG	11/15/24	USD	54,944	HKD	426,846	19	—
State Street Bank & Trust Co.	11/15/24	USD	9,832	HKD	76,341	9	—
Toronto-Dominion Bank	11/15/24	USD	2,467	HKD	19,169	1	—
Barclays Bank plc	11/15/24	USD	2,985	IDR	46,808,552	5	—
Toronto-Dominion Bank	11/15/24	USD	1,161	ILS	4,379	—	(12)
BNP Paribas	11/14/24	USD	97,528	INR	8,201,647	32	—
Barclays Bank plc	11/15/24	USD	136,845	JPY	20,169,832	3,840	—
BNP Paribas	11/15/24	USD	39,411	KRW	53,017,919	839	—
Toronto-Dominion Bank	11/15/24	USD	8,037	MXN	156,364	244	—
BNP Paribas	11/15/24	USD	8,105	NOK	86,276	261	—
State Street Bank & Trust Co.	11/15/24	USD	1,224	NZD	1,999	29	—
State Street Bank & Trust Co.	11/15/24	USD	12,735	SGD	16,573	176	—
6

Global Minimum Volatility Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	11/15/24	USD	75,798	TWD	2,437,271	—	(610)
State Street Bank & Trust Co.	11/15/24	USD	8,010	TWD	257,953	—	(77)
						13,581	(969)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $13,297,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Minimum Volatility Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,571,888)	2,037,904
Affiliated Issuers (Cost $10,879)	10,881
Total Investments in Securities	2,048,785
Investment in Vanguard	57
Foreign Currency, at Value (Cost $529)	520
Receivables for Investment Securities Sold	20,266
Receivables for Accrued Income	4,344
Receivables for Capital Shares Issued	117
Unrealized Appreciation—Forward Currency Contracts	13,581
Total Assets	2,087,670
Liabilities
Due to Custodian	20,266
Payables for Investment Securities Purchased	44
Collateral for Securities on Loan	5,772
Payables for Capital Shares Redeemed	549
Payables to Vanguard	187
Variation Margin Payable—Futures Contracts	307
Unrealized Depreciation—Forward Currency Contracts	969
Total Liabilities	28,094
Net Assets	2,059,576
1 Includes $4,886,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	1,525,760
Total Distributable Earnings (Loss)	533,816
Net Assets	2,059,576

Investor Shares—Net Assets
Applicable to 13,769,832 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	220,550
Net Asset Value Per Share—Investor Shares	$16.02

Admiral™ Shares—Net Assets
Applicable to 57,390,177 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,839,026
Net Asset Value Per Share—Admiral Shares	$32.04

See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Minimum Volatility Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	42,624
Interest[2]	549
Securities Lending—Net	1,591
Total Income	44,764
Expenses
The Vanguard Group—Note B
Investment Advisory Services	555
Management and Administrative—Investor Shares	343
Management and Administrative—Admiral Shares	1,743
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Admiral Shares	61
Custodian Fees	135
Auditing Fees	41
Shareholders’ Reports and Proxy Fees—Investor Shares	24
Shareholders’ Reports and Proxy Fees—Admiral Shares	23
Trustees’ Fees and Expenses	1
Other Expenses	63
Total Expenses	3,000
Net Investment Income	41,764
Realized Net Gain (Loss)
Investment Securities Sold[2]	36,766
Futures Contracts	3,628
Forward Currency Contracts	1,163
Foreign Currencies	(472)
Realized Net Gain (Loss)	41,085
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	289,656
Futures Contracts	93
Forward Currency Contracts	8,249
Foreign Currencies	(44)
Change in Unrealized Appreciation (Depreciation)	297,954
Net Increase (Decrease) in Net Assets Resulting from Operations	380,803
1	Dividends are net of foreign withholding taxes of $3,293,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $511,000, $1,000, less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Minimum Volatility Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,764	61,239
Realized Net Gain (Loss)	41,085	(5,290)
Change in Unrealized Appreciation (Depreciation)	297,954	32,295
Net Increase (Decrease) in Net Assets Resulting from Operations	380,803	88,244
Distributions
Investor Shares	(6,489)	(12,533)
Admiral Shares	(52,399)	(89,062)
Total Distributions	(58,888)	(101,595)
Capital Share Transactions
Investor Shares	(22,531)	(50,306)
Admiral Shares	(90,183)	(161,667)
Net Increase (Decrease) from Capital Share Transactions	(112,714)	(211,973)
Total Increase (Decrease)	209,201	(225,324)
Net Assets
Beginning of Period	1,850,375	2,075,699
End of Period	2,059,576	1,850,375

See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Minimum Volatility Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.61	$13.72	$14.83	$12.77	$14.71
Investment Operations
Net Investment Income[1]	.305	.407	.347	.252	.293
Net Realized and Unrealized Gain (Loss) on Investments	2.535	.150	(.952)	2.085	(1.571)
Total from Investment Operations	2.840	.557	(.605)	2.337	(1.278)
Distributions
Dividends from Net Investment Income	(.430)	(.344)	(.505)	(.277)	(.397)
Distributions from Realized Capital Gains	—	(.323)	—	—	(.265)
Total Distributions	(.430)	(.667)	(.505)	(.277)	(.662)
Net Asset Value, End of Period	$16.02	$13.61	$13.72	$14.83	$12.77
Total Return[2]	21.35%	4.05%	-4.28%	18.51%	-9.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$221	$208	$260	$301	$338
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%[3]	0.21%[3]	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.96%	2.46%	1.77%	2.16%
Portfolio Turnover Rate	35%	45%	51%[4]	24%	58%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Minimum Volatility Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.23	$27.44	$29.67	$25.56	$29.45
Investment Operations
Net Investment Income[1]	.632	.832	.712	.520	.608
Net Realized and Unrealized Gain (Loss) on Investments	5.059	.310	(1.910)	4.177	(3.155)
Total from Investment Operations	5.691	1.142	(1.198)	4.697	(2.547)
Distributions
Dividends from Net Investment Income	(.881)	(.706)	(1.032)	(.587)	(.812)
Distributions from Realized Capital Gains	—	(.646)	—	—	(.531)
Total Distributions	(.881)	(1.352)	(1.032)	(.587)	(1.343)
Net Asset Value, End of Period	$32.04	$27.23	$27.44	$29.67	$25.56
Total Return[2]	21.40%	4.15%	-4.24%	18.60%	-9.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,839	$1,642	$1,816	$2,449	$2,824
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[3]	0.14%[3]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.09%	3.03%	2.52%	1.83%	2.26%
Portfolio Turnover Rate	35%	45%	51%[4]	24%	58%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Minimum Volatility Fund
Notes to Financial Statements
Vanguard Global Minimum Volatility Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 46% of net assets, based on the average of the notional amounts at each quarter-end during the period.
13

Global Minimum Volatility Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $57,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
14

Global Minimum Volatility Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,304,325	—	—	1,304,325
Common Stocks—Other	170,903	560,208	—	731,111
Preferred Stocks	—	2,468	—	2,468
Temporary Cash Investments	10,881	—	—	10,881
Total	1,486,109	562,676	—	2,048,785
Derivative Financial Instruments
Assets
Futures Contracts[1]	75	—	—	75
Forward Currency Contracts	—	13,581	—	13,581
Total	75	13,581	—	13,656
Liabilities
Futures Contracts[1]	(260)	—	—	(260)
Forward Currency Contracts	—	(969)	—	(969)
Total	(260)	(969)	—	(1,229)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	75	—	75
Unrealized Appreciation—Forward Currency Contracts	—	13,581	13,581
Total Assets	75	13,581	13,656

Unrealized Depreciation—Futures Contracts[1]	(260)	—	(260)
Unrealized Depreciation—Forward Currency Contracts	—	(969)	(969)
Total Liabilities	(260)	(969)	(1,229)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	3,628	—	3,628
Forward Currency Contracts	—	1,163	1,163
Realized Net Gain (Loss) on Derivatives	3,628	1,163	4,791
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	93	—	93
Forward Currency Contracts	—	8,249	8,249
Change in Unrealized Appreciation (Depreciation) on Derivatives	93	8,249	8,342
15

Global Minimum Volatility Fund
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,543
Total Distributable Earnings (Loss)	(2,543)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	32,449
Undistributed Long-Term Gains	36,386
Net Unrealized Gains (Losses)	464,981
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	533,816
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	58,888	52,962
Long-Term Capital Gains	—	48,633
Total	58,888	101,595
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,583,355
Gross Unrealized Appreciation	505,120
Gross Unrealized Depreciation	(40,084)
Net Unrealized Appreciation (Depreciation)	465,036
F.	During the year ended October 31, 2024, the fund purchased $692,472,000 of investment securities and sold $804,651,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $4,000 and sales were $54,000, resulting in net realized gain of $33,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
16

Global Minimum Volatility Fund
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	28,843	1,915	20,767	1,508
Issued in Lieu of Cash Distributions	5,970	430	11,654	854
Redeemed	(57,344)	(3,841)	(82,727)	(6,047)
Net Increase (Decrease)—Investor Shares	(22,531)	(1,496)	(50,306)	(3,685)
Admiral Shares
Issued	94,554	3,143	115,408	4,208
Issued in Lieu of Cash Distributions	46,733	1,685	79,820	2,926
Redeemed	(231,470)	(7,749)	(356,895)	(12,982)
Net Increase (Decrease)—Admiral Shares	(90,183)	(2,921)	(161,667)	(5,848)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Global Minimum Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Minimum Volatility Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
18

Tax information (unaudited)
For corporate shareholders, 46.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $48,104,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $181,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $1,187,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $1,303,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q11940 122024
19

Financial Statements
For the year ended October 31, 2024
Vanguard International Dividend Index Funds
Vanguard International Dividend Appreciation Index Fund
Vanguard International High Dividend Yield Index Fund

Contents
International Dividend Appreciation Index Fund	1
International High Dividend Yield Index Fund	18
Report of Independent Registered Public Accounting Firm	53
Tax information	54

International Dividend Appreciation Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Australia (1.5%)
	Northern Star Resources Ltd.	1,971,082	22,873
	Computershare Ltd. (XASX)	959,357	16,585
	CAR Group Ltd.	646,437	15,922
	Sonic Healthcare Ltd.	822,708	14,496
	Pro Medicus Ltd.	93,033	11,785
	Washington H Soul Pattinson & Co. Ltd.	419,432	9,191
	Technology One Ltd.	516,244	8,228
	Steadfast Group Ltd.	1,892,200	6,815
	AUB Group Ltd.	199,782	4,187
	Brickworks Ltd.	154,570	2,746
	Collins Foods Ltd.	196,744	1,074
			113,902
Belgium (0.8%)
	UCB SA	206,564	39,773
	Lotus Bakeries NV	697	9,136
	Sofina SA	26,445	6,484
	Elia Group SA	57,975	5,517
			60,910
Brazil (0.1%)
	Raia Drogasil SA	1,915,682	8,066
Canada (12.6%)
	Brookfield Corp.	2,519,126	133,578
	Canadian Natural Resources Ltd.	3,646,700	124,014
	Canadian National Railway Co.	949,479	102,527
	Alimentation Couche-Tard Inc.	1,344,104	70,094
	Intact Financial Corp.	305,342	58,312
	Dollarama Inc.	483,627	50,327
	Franco-Nevada Corp.	329,890	43,789
	Restaurant Brands International Inc.	543,422	37,796
	Fortis Inc. (XTSE)	845,956	36,594
	Brookfield Asset Management Ltd. Class A (XTSE)	639,115	33,908
	Loblaw Cos. Ltd.	245,855	31,084
	Imperial Oil Ltd.	283,173	21,131
	Metro Inc.	349,102	20,733
	Magna International Inc.	463,721	18,308
	TFI International Inc.	136,265	18,235
	Stantec Inc.	195,248	15,837
	George Weston Ltd.	93,656	14,855
	CCL Industries Inc. Class B	254,137	14,825
	TMX Group Ltd.	473,907	14,802
	Open Text Corp.	459,666	13,786
	FirstService Corp.	70,879	13,124
	Toromont Industries Ltd.	140,569	12,418
	Saputo Inc.	420,381	8,019
	Empire Co. Ltd. Class A	247,492	7,140
	Finning International Inc.	241,391	7,046
	Stella-Jones Inc.	96,411	5,829
	Boyd Group Services Inc.	36,751	5,720
	Parkland Corp.	235,563	5,482
	Premium Brands Holdings Corp.	63,548	3,968
[1]	goeasy Ltd.	22,308	2,838
	Maple Leaf Foods Inc.	125,269	1,895
	Enghouse Systems Ltd.	75,906	1,607
[1]	Savaria Corp.	95,924	1,536
	Badger Infrastructure Solutions Ltd.	58,934	1,533
	StorageVault Canada Inc.	411,213	1,202

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Adentra Inc.	38,248	1,055
			954,947
China (1.0%)
	Kweichow Moutai Co. Ltd. Class A	172,185	36,982
	Wuliangye Yibin Co. Ltd. Class A	531,965	10,984
	CSPC Pharmaceutical Group Ltd.	14,224,000	10,530
	Luzhou Laojiao Co. Ltd. Class A	201,600	3,844
	China National Nuclear Power Co. Ltd. Class A	2,586,200	3,654
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	81,900	2,702
	China Railway Group Ltd. Class A	2,797,500	2,522
	China Overseas Property Holdings Ltd.	1,935,000	1,488
	Shanghai Baosight Software Co. Ltd. Class A	297,240	1,123
	Jiangsu King's Luck Brewery JSC Ltd. Class A	175,500	1,085
	Zhejiang Dingli Machinery Co. Ltd. Class A	70,000	499
	Lao Feng Xiang Co. Ltd. Class A	41,800	288
	Valiant Co. Ltd. Class A	150,400	225
			75,926
Denmark (5.1%)
	Novo Nordisk A/S Class B	2,403,293	269,565
	DSV A/S	338,209	74,036
	Coloplast A/S Class B	212,545	26,622
	Carlsberg A/S Class B	160,245	17,709
			387,932
Finland (0.1%)
	Huhtamaki OYJ	164,238	6,437
	Revenio Group OYJ	37,944	1,221
			7,658
France (5.8%)
	Schneider Electric SE	923,191	239,151
	Sanofi SA	1,888,134	199,538
			438,689
Germany (6.7%)
	SAP SE	1,601,321	373,884
	Deutsche Boerse AG	323,109	75,051
	Symrise AG	227,546	27,381
	Brenntag SE	218,229	14,236
	Nemetschek SE	97,067	10,459
	Bechtle AG	140,535	4,798
	Atoss Software SE	13,675	1,799
	FUCHS SE	49,821	1,790
	Cewe Stiftung & Co. KGaA	8,606	925
	Adesso SE	5,735	419
			510,742
Hong Kong (2.0%)
	AIA Group Ltd.	18,949,960	149,559
India (6.2%)
	Infosys Ltd.	6,190,754	129,168
*	Reliance Industries Ltd.	5,913,237	93,674
	Reliance Industries Ltd. (XNSE)	5,913,237	93,500
	Hindustan Unilever Ltd.	1,529,826	45,931
	ITC Ltd.	5,139,153	29,817
	Asian Paints Ltd.	772,320	26,898
	Persistent Systems Ltd.	180,098	11,467
	Pidilite Industries Ltd.	261,158	9,752
	Sundaram Finance Ltd.	116,010	6,630
	Tata Elxsi Ltd.	59,665	4,971
	KEI Industries Ltd.	95,873	4,607
	Astral Ltd. (XNSE)	211,411	4,442
	Berger Paints India Ltd.	497,175	3,168
	CRISIL Ltd.	36,156	2,352
	Grindwell Norton Ltd.	79,357	2,090
	ZF Commercial Vehicle Control Systems India Ltd.	10,690	1,822
	Caplin Point Laboratories Ltd.	37,291	900
	Balaji Amines Ltd.	18,974	479
			471,668

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Indonesia (0.8%)
	Bank Central Asia Tbk PT	88,712,500	57,839
Ireland (0.3%)
	Kerry Group plc Class A	260,652	26,033
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	171,974	9,757
	Interpump Group SpA	142,864	6,348
	Reply SpA	38,617	5,887
	Buzzi SpA	148,421	5,815
	DiaSorin SpA	40,286	4,376
			32,183
Japan (25.5%)
	Hitachi Ltd.	7,946,500	199,655
	Sony Group Corp.	10,700,100	188,295
	Sumitomo Mitsui Financial Group Inc.	6,774,900	143,726
	Mitsubishi Corp.	7,164,200	131,062
	Shin-Etsu Chemical Co. Ltd.	3,431,020	125,726
	Tokio Marine Holdings Inc.	3,389,900	122,091
	Seven & i Holdings Co. Ltd.	4,105,802	59,123
	Fujitsu Ltd.	2,946,200	56,643
	Murata Manufacturing Co. Ltd.	3,139,500	54,851
	Chugai Pharmaceutical Co. Ltd.	1,093,500	52,030
	FUJIFILM Holdings Corp.	2,133,000	50,741
	Nippon Telegraph & Telephone Corp.	51,199,443	49,399
	Terumo Corp.	2,554,652	48,654
	Sompo Holdings Inc.	1,697,200	36,386
	Astellas Pharma Inc.	3,100,000	36,296
	Kao Corp.	798,000	35,172
	Asahi Group Holdings Ltd.	2,606,229	31,289
	Sekisui House Ltd.	1,135,400	27,422
	Sumitomo Realty & Development Co. Ltd.	816,200	24,212
	Unicharm Corp.	728,080	23,477
	Pan Pacific International Holdings Corp.	914,064	22,676
	Nomura Research Institute Ltd.	757,000	22,644
	Nitto Denko Corp.	1,211,600	19,935
	Shionogi & Co. Ltd.	1,385,800	19,793
	Nitori Holdings Co. Ltd.	147,101	18,734
	Obic Co. Ltd.	563,100	18,401
	NTT Data Group Corp.	985,767	15,595
	Nippon Sanso Holdings Corp.	363,800	12,628
	Yakult Honsha Co. Ltd.	520,800	11,318
	Hulic Co. Ltd.	1,025,275	9,494
	Chiba Bank Ltd.	1,228,600	8,966
	TIS Inc.	347,660	8,669
	Nissan Chemical Corp.	237,832	8,033
	Hikari Tsushin Inc.	39,500	7,972
	M3 Inc.	733,360	7,537
	Kyowa Kirin Co. Ltd.	433,800	7,150
	Kurita Water Industries Ltd.	183,500	6,882
	Azbil Corp.	838,460	6,520
	MonotaRO Co. Ltd.	421,267	6,355
[1]	Kobe Bussan Co. Ltd.	257,500	6,316
	Tokyo Tatemono Co. Ltd.	357,900	5,844
	Fuji Soft Inc.	91,740	5,617
	Oracle Corp. Japan	57,100	5,462
	Lion Corp.	490,034	5,406
	Nisshin Seifun Group Inc.	441,500	5,155
	Air Water Inc.	390,800	4,916
	SCSK Corp.	252,500	4,712
	Nomura Real Estate Holdings Inc.	186,180	4,584
	GMO Payment Gateway Inc.	76,500	4,582
	Alfresa Holdings Corp.	314,300	4,535
	Rinnai Corp.	197,952	4,337
	Open House Group Co. Ltd.	112,400	4,143
	Maruwa Co. Ltd.	14,500	4,000
	Goldwin Inc.	72,300	3,750
	Hisamitsu Pharmaceutical Co. Inc.	126,500	3,719

International Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Nichias Corp.	102,500	3,671
EXEO Group Inc.	350,700	3,589
Yamaguchi Financial Group Inc.	364,967	3,574
Kobayashi Pharmaceutical Co. Ltd.	92,120	3,431
Tokyo Century Corp.	323,000	3,286
NEC Networks & System Integration Corp.	154,600	3,266
Zenkoku Hosho Co. Ltd.	90,200	3,259
Sundrug Co. Ltd.	117,724	2,912
SHO-BOND Holdings Co. Ltd.	82,384	2,898
Yaoko Co. Ltd.	46,700	2,839
Fuyo General Lease Co. Ltd.	40,000	2,831
Morinaga & Co. Ltd.	142,300	2,662
Kandenko Co. Ltd.	180,634	2,643
Nippon Gas Co. Ltd.	193,367	2,643
Ship Healthcare Holdings Inc.	143,567	2,183
Welcia Holdings Co. Ltd.	173,600	2,167
Riken Keiki Co. Ltd.	75,100	2,128
Pilot Corp.	66,800	2,076
Takeuchi Manufacturing Co. Ltd.	65,700	2,047
Mizuho Leasing Co. Ltd.	291,935	1,911
TS Tech Co. Ltd.	168,800	1,909
Rakus Co. Ltd.	139,600	1,867
Kissei Pharmaceutical Co. Ltd.	72,500	1,769
Mani Inc.	143,100	1,707
Nojima Corp.	120,300	1,687
DTS Corp.	64,400	1,668
Fujimi Inc.	106,500	1,639
Dentsu Soken Inc.	42,200	1,502
Japan Material Co. Ltd.	119,800	1,426
TKC Corp.	54,400	1,411
SMS Co. Ltd.	124,000	1,390
PALTAC Corp.	51,154	1,380
Kato Sangyo Co. Ltd.	50,500	1,367
Fujitsu General Ltd.	100,700	1,256
Yokogawa Bridge Holdings Corp.	64,800	1,183
Tokyo Steel Manufacturing Co. Ltd.	116,400	1,157
Maruzen Showa Unyu Co. Ltd.	29,200	1,126
Valor Holdings Co. Ltd.	81,512	1,123
Raito Kogyo Co. Ltd.	76,200	1,112
Komeri Co. Ltd.	51,267	1,108
Hogy Medical Co. Ltd.	36,700	1,096
Okinawa Cellular Telephone Co.	38,067	1,083
Funai Soken Holdings Inc.	68,000	1,082
Ai Holdings Corp.	70,070	1,068
MCJ Co. Ltd.	110,800	1,038
Kohnan Shoji Co. Ltd.	42,800	1,015
JCU Corp.	44,000	1,014
Tsurumi Manufacturing Co. Ltd.	36,167	1,010
Future Corp.	77,647	994
Takara Standard Co. Ltd.	89,167	968
Yellow Hat Ltd.	58,000	945
Tri Chemical Laboratories Inc.	46,600	927
Create SD Holdings Co. Ltd.	46,300	909
Noevir Holdings Co. Ltd.	26,300	885
Nextage Co. Ltd.	88,500	849
Sekisui Jushi Corp.	56,800	842
Kameda Seika Co. Ltd.	26,200	762
Nomura Micro Science Co. Ltd.	55,200	762
Elecom Co. Ltd.	80,632	760
Ricoh Leasing Co. Ltd.	23,200	747
Keihanshin Building Co. Ltd.	74,600	727
AZ-COM Maruwa Holdings Inc.	105,000	709
Shin-Etsu Polymer Co. Ltd.	66,534	688
RS Technologies Co. Ltd.	25,600	658
Osaka Organic Chemical Industry Ltd.	33,800	647
eGuarantee Inc.	61,000	604
S Foods Inc.	32,900	601
Avant Group Corp.	42,234	595
Mitsubishi Research Institute Inc.	21,500	594
Matsuda Sangyo Co. Ltd.	27,700	575

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Shizuoka Gas Co. Ltd.	83,500	560
	CTI Engineering Co. Ltd.	18,600	549
	Insource Co. Ltd.	86,600	543
	Nippon Parking Development Co. Ltd.	358,400	529
	Retail Partners Co. Ltd.	61,400	525
	Siix Corp.	61,400	450
	Gakken Holdings Co. Ltd.	66,400	433
	G-Tekt Corp.	40,900	420
	Transaction Co. Ltd.	25,634	415
	Celsys Inc.	52,334	415
	Strike Co. Ltd.	16,900	411
[1]	Value HR Co. Ltd.	34,500	390
	MarkLines Co. Ltd.	20,351	364
	FULLCAST Holdings Co. Ltd.	33,600	338
	Elan Corp.	58,500	333
	G-7 Holdings Inc.	35,000	328
	Intage Holdings Inc.	30,200	315
	Aoyama Zaisan Networks Co. Ltd.	35,300	309
	Lacto Japan Co. Ltd.	16,800	304
	Digital Information Technologies Corp.	21,300	282
	YAKUODO Holdings Co. Ltd.	19,667	274
	GSI Creos Corp.	20,800	274
	Densan System Holdings Co. Ltd.	15,667	271
	Business Engineering Corp.	9,800	259
	Charm Care Corp. KK	31,600	257
	S-Pool Inc.	89,700	213
	Creek & River Co. Ltd.	19,000	199
	WDB Holdings Co. Ltd.	10,600	119
	Digital Hearts Holdings Co. Ltd.	19,200	102
			1,932,768
Mexico (0.4%)
	America Movil SAB de CV Series B	32,508,556	25,686
	Grupo Comercial Chedraui SA de CV	432,700	2,738
			28,424
Netherlands (0.9%)
	Wolters Kluwer NV	426,788	71,736
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,003,799	21,513
	EBOS Group Ltd.	271,009	5,909
	Summerset Group Holdings Ltd.	401,042	2,961
			30,383
Norway (0.1%)
	TOMRA Systems ASA	401,809	5,777
Philippines (0.1%)
	International Container Terminal Services Inc.	1,393,830	9,472
Saudi Arabia (0.1%)
	Mouwasat Medical Services Co.	160,354	4,006
South Korea (0.4%)
	NAVER Corp.	259,022	31,684
	Kyung Dong Navien Co. Ltd.	10,467	655
	JW Pharmaceutical Corp.	23,033	448
			32,787
Sweden (2.1%)
	Assa Abloy AB Class B	1,704,705	53,396
	Hexagon AB Class B	3,474,340	32,482
[2]	Evolution AB	320,609	30,313
	Nibe Industrier AB Class B	2,634,752	12,775
	Lifco AB Class B	365,746	10,913
	AAK AB	312,099	8,959
	Fortnox AB	829,409	5,064
	Wihlborgs Fastigheter AB	463,010	4,867
	Catena AB	64,992	2,979
	Svolder AB Class B	166,986	944
			162,692

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Switzerland (16.9%)
	Roche Holding AG	1,092,538	338,581
	Novartis AG (Registered)	2,774,740	301,077
	Nestle SA (Registered)	2,799,542	264,536
	Sika AG (Registered)	275,124	76,627
	Givaudan SA (Registered)	13,607	64,598
	Partners Group Holding AG	37,544	51,654
	Geberit AG (Registered)	57,314	35,907
	Sandoz Group AG	738,269	33,656
	Logitech International SA (Registered)	273,143	22,365
	Chocoladefabriken Lindt & Spruengli AG	1,771	20,891
	Chocoladefabriken Lindt & Spruengli AG (Registered)	172	20,033
	Roche Holding AG (Bearer)	44,839	15,239
	PSP Swiss Property AG (Registered)	77,992	11,076
	Siegfried Holding AG (Registered)	6,344	8,287
	Temenos AG (Registered)	106,378	7,368
	DKSH Holding AG	61,234	4,375
	Emmi AG (Registered)	3,857	3,666
	Interroll Holding AG (Registered)	1,289	3,390
	ALSO Holding AG (Registered)	9,794	2,605
	Orior AG	12,685	630
			1,286,561
Taiwan (0.6%)
	Wistron Corp.	4,967,000	16,695
	Chailease Holding Co. Ltd.	2,839,259	13,295
	Advantech Co. Ltd.	842,727	8,259
	Sinbon Electronics Co. Ltd.	376,000	3,078
	Chief Telecom Inc.	57,000	827
			42,154
United Kingdom (8.6%)
	RELX plc	3,198,864	146,699
	Diageo plc	3,811,503	117,706
	London Stock Exchange Group plc	792,386	107,397
	BAE Systems plc	5,191,012	83,665
	Ashtead Group plc	740,425	55,390
	Bunzl plc	581,097	25,583
	Sage Group plc	1,721,171	21,511
	Halma plc	653,264	20,869
	Diploma plc	230,734	12,684
	Croda International plc	239,639	11,499
	DCC plc	169,548	10,726
	Spirax Group plc	126,605	10,568
	Hikma Pharmaceuticals plc	265,862	6,367
	Cranswick plc	92,246	6,043
	Spectris plc	174,328	5,676
	Softcat plc	229,972	5,042
	Clarkson plc	46,113	2,098
	GB Group plc	409,642	1,796
	Hilton Food Group plc	140,799	1,633
			652,952
Total Common Stocks (Cost $6,542,569)			7,555,766
Preferred Stock (0.1%)
	FUCHS SE Preference Shares (Cost $4,692)	111,825	5,219
Rights (0.0%)
*	Reply SpA Exp. 11/28/24 (Cost $—)	38,617	—

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.834% (Cost $10,046)	100,476	10,047
Total Investments (99.7%) (Cost $6,557,307)			7,571,032
Other Assets and Liabilities—Net (0.3%)			22,192
Net Assets (100%)			7,593,224
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,925,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $30,313,000, representing 0.4% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,327,000 was received for securities on loan, of which $6,325,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	6	1,722	(35)
MSCI EAFE Index	December 2024	232	27,262	(1,286)
MSCI Emerging Markets Index	December 2024	37	2,084	(90)
				(1,411)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/18/24	INR	578,639	USD	6,870	—	(1)
BNP Paribas	12/18/24	INR	333,057	USD	3,961	—	(8)
Royal Bank of Canada	12/18/24	INR	330,431	USD	3,920	2	—
Royal Bank of Canada	12/18/24	INR	30,329	USD	361	—	(1)
Toronto-Dominion Bank	12/18/24	JPY	426,148	USD	3,017	—	(194)
Barclays Bank plc	12/18/24	USD	94	AUD	141	1	—
Barclays Bank plc	12/18/24	USD	6,829	CHF	5,716	173	—
State Street Bank & Trust Co.	12/18/24	USD	6,796	CHF	5,716	140	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	1,663	EUR	1,502	26	—
State Street Bank & Trust Co.	12/18/24	USD	1,896	GBP	1,448	29	—
State Street Bank & Trust Co.	12/18/24	USD	1,560	HKD	12,121	—	(1)
State Street Bank & Trust Co.	12/18/24	USD	2,460	INR	207,354	—	(1)
JPMorgan Chase Bank, N.A.	12/18/24	USD	14,793	JPY	2,092,208	932	—
UBS AG	12/18/24	USD	2,903	JPY	412,800	168	—
						1,471	(206)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,547,261)	7,560,985
Affiliated Issuers (Cost $10,046)	10,047
Total Investments in Securities	7,571,032
Investment in Vanguard	215
Cash	1,192
Cash Collateral Pledged—Futures Contracts	1,035
Cash Collateral Pledged—Forward Currency Contracts	50
Foreign Currency, at Value (Cost $2,279)	1,641
Receivables for Accrued Income	37,854
Receivables for Capital Shares Issued	85
Unrealized Appreciation—Forward Currency Contracts	1,471
Total Assets	7,614,575
Liabilities
Payables for Investment Securities Purchased	822
Collateral for Securities on Loan	6,327
Payables for Capital Shares Redeemed	2,553
Payables to Vanguard	723
Variation Margin Payable—Futures Contracts	194
Unrealized Depreciation—Forward Currency Contracts	206
Deferred Foreign Capital Gains Taxes	10,526
Total Liabilities	21,351
Net Assets	7,593,224
1 Includes $5,925,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	6,697,593
Total Distributable Earnings (Loss)	895,631
Net Assets	7,593,224

ETF Shares—Net Assets
Applicable to 86,443,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,217,841
Net Asset Value Per Share—ETF Shares	$83.50

Admiral™ Shares—Net Assets
Applicable to 9,233,902 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	375,383
Net Asset Value Per Share—Admiral Shares	$40.65

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	137,381
Interest[2]	883
Securities Lending—Net	530
Total Income	138,794
Expenses
The Vanguard Group—Note B
Investment Advisory Services	407
Management and Administrative—ETF Shares	8,490
Management and Administrative—Admiral Shares	523
Marketing and Distribution—ETF Shares	241
Marketing and Distribution—Admiral Shares	18
Custodian Fees	341
Auditing Fees	44
Shareholders’ Reports and Proxy Fees—ETF Shares	305
Shareholders’ Reports and Proxy Fees—Admiral Shares	7
Trustees’ Fees and Expenses	4
Other Expenses	221
Total Expenses	10,601
Expenses Paid Indirectly	(37)
Net Expenses	10,564
Net Investment Income	128,230
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	25,299
Futures Contracts	5,088
Forward Currency Contracts	431
Foreign Currencies	(14)
Realized Net Gain (Loss)	30,804
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	1,093,034
Futures Contracts	194
Forward Currency Contracts	777
Foreign Currencies	(832)
Change in Unrealized Appreciation (Depreciation)	1,093,173
Net Increase (Decrease) in Net Assets Resulting from Operations	1,252,207
1	Dividends are net of foreign withholding taxes of $16,439,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $705,000, ($22,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $2,099,000.
4	Includes $11,178,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $7,866,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	128,230	101,130
Realized Net Gain (Loss)	30,804	(94,505)
Change in Unrealized Appreciation (Depreciation)	1,093,173	360,860
Net Increase (Decrease) in Net Assets Resulting from Operations	1,252,207	367,485
Distributions
ETF Shares	(133,035)	(102,171)
Admiral Shares	(7,475)	(6,568)
Total Distributions	(140,510)	(108,739)
Capital Share Transactions
ETF Shares	1,101,994	1,318,690
Admiral Shares	20,229	23,781
Net Increase (Decrease) from Capital Share Transactions	1,122,223	1,342,471
Total Increase (Decrease)	2,233,920	1,601,217
Net Assets
Beginning of Period	5,359,304	3,758,087
End of Period	7,593,224	5,359,304

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$69.58	$64.12	$89.86	$69.97	$68.72
Investment Operations
Net Investment Income[1]	1.511	1.476	1.401	1.094	.958
Net Realized and Unrealized Gain (Loss) on Investments[2]	14.065	5.579	(20.753)	19.776	1.551
Total from Investment Operations	15.576	7.055	(19.352)	20.870	2.509
Distributions
Dividends from Net Investment Income	(1.656)	(1.595)	(1.206)	(.980)	(1.259)
Distributions from Realized Capital Gains	—	—	(5.182)	—	—
Total Distributions	(1.656)	(1.595)	(6.388)	(.980)	(1.259)
Net Asset Value, End of Period	$83.50	$69.58	$64.12	$89.86	$69.97
Total Return	22.48%	10.94%	-22.90%	29.93%	3.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,218	$5,065	$3,508	$4,150	$2,456
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%[3]	0.15%[3]	0.15%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.86%	2.02%	1.87%	1.28%	1.40%
Portfolio Turnover Rate[4]	18%	14%	22%	65%	17%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.01.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$33.88	$31.23	$43.72	$34.03	$33.42
Investment Operations
Net Investment Income[1]	.730	.714	.675	.518	.453
Net Realized and Unrealized Gain (Loss) on Investments[2]	6.842	2.709	(10.061)	9.645	.765
Total from Investment Operations	7.572	3.423	(9.386)	10.163	1.218
Distributions
Dividends from Net Investment Income	(.802)	(.773)	(.583)	(.473)	(.608)
Distributions from Realized Capital Gains	—	—	(2.521)	—	—
Total Distributions	(.802)	(.773)	(3.104)	(.473)	(.608)
Net Asset Value, End of Period	$40.65	$33.88	$31.23	$43.72	$34.03
Total Return[3]	22.45%	10.88%	-22.85%	29.96%	3.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$375	$294	$250	$323	$220
Ratio of Total Expenses to Average Net Assets	0.16%[4]	0.16%[4]	0.16%[4]	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.85%	2.01%	1.85%	1.25%	1.36%
Portfolio Turnover Rate[5]	18%	14%	22%	65%	17%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.00.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard International Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International Dividend Appreciation Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $215,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

International Dividend Appreciation Index Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $37,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	991,437	—	—	991,437
Common Stocks—Other	—	6,564,329	—	6,564,329
Preferred Stock	—	5,219	—	5,219
Rights	—	—	—	—
Temporary Cash Investments	10,047	—	—	10,047
Total	1,001,484	6,569,548	—	7,571,032
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1,471	—	1,471
Liabilities
Futures Contracts[1]	(1,411)	—	—	(1,411)
Forward Currency Contracts	—	(206)	—	(206)
Total	(1,411)	(206)	—	(1,617)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	1,471	1,471
Total Assets	—	1,471	1,471

Unrealized Depreciation—Futures Contracts[1]	(1,411)	—	(1,411)
Unrealized Depreciation—Forward Currency Contracts	—	(206)	(206)
Total Liabilities	(1,411)	(206)	(1,617)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	5,088	—	5,088
Forward Currency Contracts	—	431	431
Realized Net Gain (Loss) on Derivatives	5,088	431	5,519

International Dividend Appreciation Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	194	—	194
Forward Currency Contracts	—	777	777
Change in Unrealized Appreciation (Depreciation) on Derivatives	194	777	971
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	11,137
Total Distributable Earnings (Loss)	(11,137)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	14,117
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	981,443
Capital Loss Carryforwards	(101,421)
Qualified Late-Year Losses	—
Other Temporary Differences	1,492
Total	895,631
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	140,510	108,739
Long-Term Capital Gains	—	—
Total	140,510	108,739
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,578,250
Gross Unrealized Appreciation	1,447,606
Gross Unrealized Depreciation	(454,824)
Net Unrealized Appreciation (Depreciation)	992,782
G.	During the year ended October 31, 2024, the fund purchased $1,512,669,000 of investment securities and sold $1,225,177,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $858,869,000 and $34,810,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

International Dividend Appreciation Index Fund
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,139,951	14,147	1,318,690	18,084
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(37,957)	(500)	—	—
Net Increase (Decrease)—ETF Shares	1,101,994	13,647	1,318,690	18,084
Admiral Shares
Issued[1]	85,750	2,205	60,629	1,724
Issued in Lieu of Cash Distributions	6,272	159	5,467	155
Redeemed[2]	(71,793)	(1,813)	(42,315)	(1,192)
Net Increase (Decrease)—Admiral Shares	20,229	551	23,781	687
1	Includes purchase fees for fiscal 2024 and 2023 of $214,000 and $148,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2024 and 2023 of $154,000 and $93,000, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2024, one shareholder was a record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

International High Dividend Yield Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.5%)
Australia (7.6%)
	Commonwealth Bank of Australia	1,059,125	98,789
	BHP Group Ltd.	3,182,004	88,404
	National Australia Bank Ltd.	1,960,154	49,680
	Westpac Banking Corp.	2,192,115	46,038
	ANZ Group Holdings Ltd.	1,899,888	38,721
	Macquarie Group Ltd.	222,288	33,643
	Wesfarmers Ltd.	715,176	31,461
	Woodside Energy Group Ltd.	1,195,100	18,809
	Rio Tinto Ltd.	235,009	18,452
	Transurban Group	1,945,269	16,212
	Woolworths Group Ltd.	769,586	15,094
	Fortescue Ltd.	1,004,467	12,579
	QBE Insurance Group Ltd.	944,458	10,663
	Brambles Ltd.	879,334	10,587
	Amcor plc GDR	903,686	9,962
	Coles Group Ltd.	822,068	9,488
	Suncorp Group Ltd.	800,167	9,386
	Santos Ltd.	2,049,006	9,116
	Insurance Australia Group Ltd.	1,501,318	7,372
	Origin Energy Ltd.	1,086,033	6,857
	South32 Ltd.	2,859,048	6,857
	Computershare Ltd. (XASX)	369,280	6,384
	Telstra Group Ltd.	2,549,881	6,383
	Sonic Healthcare Ltd.	302,751	5,335
	ASX Ltd.	121,849	5,189
	Lottery Corp. Ltd.	1,391,376	4,546
	Medibank Pvt Ltd.	1,727,250	4,059
	Evolution Mining Ltd.	1,179,216	4,043
	Treasury Wine Estates Ltd.	510,300	3,789
	APA Group	803,914	3,681
	JB Hi-Fi Ltd.	67,995	3,649
	Endeavour Group Ltd.	1,008,194	3,101
	Bendigo & Adelaide Bank Ltd.	364,591	2,938
	ALS Ltd.	305,854	2,824
	Worley Ltd.	300,489	2,759
	Ampol Ltd.	149,795	2,743
	AGL Energy Ltd.	373,609	2,565
	Aurizon Holdings Ltd.	1,130,057	2,506
	Incitec Pivot Ltd.	1,227,958	2,422
	Atlas Arteria Ltd.	737,794	2,362
	Lendlease Corp. Ltd.	447,068	1,981
	Whitehaven Coal Ltd.	437,889	1,958
	Bank of Queensland Ltd.	422,298	1,806
	Downer EDI Ltd.	423,908	1,553
	AMP Ltd.	1,650,055	1,541
	Metcash Ltd.	680,347	1,365
	Orora Ltd.	852,322	1,347
	Challenger Ltd.	329,854	1,306
	Harvey Norman Holdings Ltd.	377,287	1,132
	New Hope Corp. Ltd.	322,252	1,029
	Perpetual Ltd.	71,495	949
	Beach Energy Ltd.	1,116,339	914
	Insignia Financial Ltd.	420,704	911
	Yancoal Australia Ltd.	208,068	890
	Deterra Royalties Ltd.	291,126	704
[1]	TPG Telecom Ltd.	230,239	682
	Magellan Financial Group Ltd.	87,613	614
	Tabcorp Holdings Ltd.	1,491,999	458
			640,588

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Austria (0.3%)
	Erste Group Bank AG	197,261	11,158
	OMV AG	90,162	3,736
	Verbund AG	41,612	3,427
	ANDRITZ AG	44,474	2,685
	Raiffeisen Bank International AG	83,492	1,496
	voestalpine AG	71,193	1,482
	Telekom Austria AG	67,290	556
			24,540
Belgium (0.2%)
	KBC Group NV	150,216	10,942
	Ageas SA	103,288	5,390
	Groupe Bruxelles Lambert NV	54,834	3,962
			20,294
Brazil (1.3%)
	Vale SA	2,455,488	26,361
	Petroleo Brasileiro SA	2,352,300	15,894
	B3 SA - Brasil Bolsa Balcao	3,498,714	6,427
	Ambev SA	2,750,650	6,014
	Centrais Eletricas Brasileiras SA	789,682	5,187
	Banco Do Brasil SA	1,079,836	4,918
	Banco BTG Pactual SA	742,800	4,179
	Vibra Energia SA	705,567	2,723
	BB Seguridade Participacoes SA	421,657	2,500
	Banco Bradesco SA	981,246	2,162
	Itau Unibanco Holding SA ADR	342,588	2,073
	Ultrapar Participacoes SA	528,800	1,911
	Klabin SA	525,480	1,896
	Lojas Renner SA	587,900	1,889
	Telefonica Brasil SA	194,718	1,773
	Itau Unibanco Holding SA	319,200	1,667
	CCR SA	742,010	1,572
	Cosan SA	749,800	1,533
	TIM SA	515,154	1,478
	Banco Santander Brasil SA	230,902	1,086
	Allos SA	278,500	1,066
	Hypera SA	250,382	957
	Cia Energetica de Minas Gerais ADR	428,733	827
	Multiplan Empreendimentos Imobiliarios SA	185,200	820
	Cia Siderurgica Nacional SA	398,800	812
	Transmissora Alianca de Energia Eletrica SA	127,619	773
	Porto Seguro SA	114,618	756
	Engie Brasil Energia SA	104,616	750
	Caixa Seguridade Participacoes SA	291,400	726
	Telefonica Brasil SA ADR	75,372	687
	Cia Paranaense de Energia - Copel	422,892	637
	CPFL Energia SA	110,800	628
	Neoenergia SA	134,000	443
	Sao Martinho SA	96,600	423
	Auren Energia SA	222,500	395
	SLC Agricola SA	127,520	375
	CSN Mineracao SA	333,300	358
	Alupar Investimento SA	68,984	350
	Usinas Siderurgicas de Minas Gerais SA Usiminas	113,900	126
	Cia Energetica de Minas Gerais	29,280	73
	Ambev SA ADR	348	1
			105,226
Canada (8.1%)
	Royal Bank of Canada	890,605	107,709
	Toronto-Dominion Bank	1,114,691	61,621
[1]	Enbridge Inc.	1,342,230	54,216
	Canadian Natural Resources Ltd.	1,326,471	45,110
	Bank of Montreal	458,342	41,767
	Bank of Nova Scotia	772,532	39,776
	Canadian Imperial Bank of Commerce	592,531	37,071
	Manulife Financial Corp.	1,141,527	33,344
	Suncor Energy Inc.	813,644	30,714
	TC Energy Corp.	655,503	30,488
	Agnico Eagle Mines Ltd.	313,856	27,090

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[1]	Sun Life Financial Inc.	368,412	20,427
	National Bank of Canada	213,962	20,407
	Pembina Pipeline Corp.	368,513	15,417
	Nutrien Ltd.	312,372	14,895
	Brookfield Asset Management Ltd. Class A (XTSE)	259,996	13,794
	Restaurant Brands International Inc.	196,911	13,695
	Fortis Inc. (XTSE)	312,341	13,511
	Power Corp. of Canada	344,231	10,881
	Tourmaline Oil Corp.	220,987	10,188
	Magna International Inc.	169,873	6,707
[2]	Hydro One Ltd.	202,601	6,523
	BCE Inc.	191,842	6,185
	Great-West Lifeco Inc.	173,310	5,815
	TELUS Corp.	309,971	4,900
*	South Bow Corp.	131,374	3,281
			675,532
Chile (0.2%)
	Banco De Chile	27,335,515	3,175
	Empresas COPEC SA	306,362	1,933
	Cencosud SA	844,536	1,738
	Banco de Credito e Inversiones SA	58,268	1,705
	Banco Santander Chile	26,060,235	1,289
	Empresas CMPC SA	751,885	1,197
	Enel Chile SA	15,860,167	841
	Banco Santander Chile ADR	37,888	740
	Colbun SA	4,986,744	617
	Cia Sud Americana de Vapores SA	10,570,182	572
	Quinenco SA	162,254	522
	Cia Cervecerias Unidas SA	90,507	500
	Cencosud Shopping SA	297,617	490
	Aguas Andinas SA Class A	1,648,900	471
	Banco Itau Chile SA	43,162	467
			16,257
China (5.8%)
	China Construction Bank Corp. Class H	58,805,000	45,647
	Industrial & Commercial Bank of China Ltd. Class H	49,710,000	29,819
	Bank of China Ltd. Class H	52,726,000	25,025
	Ping An Insurance Group Co. of China Ltd. Class H	3,954,000	24,498
	China Merchants Bank Co. Ltd. Class H	2,413,438	11,810
	China Life Insurance Co. Ltd. Class H	4,685,000	9,931
	PetroChina Co. Ltd. Class H	13,122,000	9,853
	Agricultural Bank of China Ltd. Class H	19,413,000	9,538
	China Shenhua Energy Co. Ltd. Class H	2,143,000	9,279
	China Petroleum & Chemical Corp. Class H	15,460,000	8,708
	PICC Property & Casualty Co. Ltd. Class H	4,230,000	6,417
	Geely Automobile Holdings Ltd.	3,405,000	5,986
	China Resources Land Ltd.	1,740,500	5,802
	China Pacific Insurance Group Co. Ltd. Class H	1,620,200	5,627
	Haier Smart Home Co. Ltd. Class H	1,445,400	5,246
	CITIC Ltd.	4,014,000	4,715
	China Merchants Bank Co. Ltd. Class A	896,142	4,710
	China Overseas Land & Investment Ltd.	2,435,700	4,654
	China Mengniu Dairy Co. Ltd.	1,939,000	4,342
	China Yangtze Power Co. Ltd. Class A	1,097,700	4,256
[2]	China Tower Corp. Ltd. Class H	29,494,000	3,980
[2]	Postal Savings Bank of China Co. Ltd. Class H	6,797,000	3,903
	Ping An Insurance Group Co. of China Ltd. Class A	474,600	3,734
	China CITIC Bank Corp. Ltd. Class H	5,932,620	3,697
	Wuliangye Yibin Co. Ltd. Class A	170,100	3,512
	Bank of Communications Co. Ltd. Class H	4,556,000	3,451
	ENN Energy Holdings Ltd.	475,200	3,348
	Yangzijiang Shipbuilding Holdings Ltd.	1,601,800	3,112
	Industrial & Commercial Bank of China Ltd. Class A	3,452,400	2,933
	CITIC Securities Co. Ltd. Class H	1,047,757	2,894
	China Resources Power Holdings Co. Ltd.	1,181,000	2,841
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	397,600	2,812
	People's Insurance Co. Group of China Ltd. Class H	5,482,000	2,767
	COSCO SHIPPING Holdings Co. Ltd. Class H	1,785,500	2,644
[2]	CGN Power Co. Ltd. Class H	7,076,000	2,543

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Yankuang Energy Group Co. Ltd. Class H	1,950,500	2,538
	Agricultural Bank of China Ltd. Class A	3,795,056	2,524
	Tsingtao Brewery Co. Ltd. Class H	378,000	2,434
	Industrial Bank Co. Ltd. Class A	927,000	2,383
[2]	Longfor Group Holdings Ltd.	1,469,500	2,381
	Qifu Technology Inc. ADR	71,431	2,344
	Great Wall Motor Co. Ltd. Class H	1,441,500	2,292
	China Hongqiao Group Ltd.	1,396,000	2,243
	Anhui Conch Cement Co. Ltd. Class H	746,828	2,169
	Kunlun Energy Co. Ltd.	2,286,000	2,168
	China Resources Gas Group Ltd.	557,400	2,149
	China Galaxy Securities Co. Ltd. Class H	2,327,000	2,071
	CMOC Group Ltd. Class H	2,466,000	2,041
	Sinopharm Group Co. Ltd. Class H	784,800	1,955
[2]	China Feihe Ltd.	2,571,000	1,940
	China Longyuan Power Group Corp. Ltd. Class H	2,100,000	1,867
	Foxconn Industrial Internet Co. Ltd. Class A	554,600	1,860
	Weichai Power Co. Ltd. Class H	1,211,000	1,830
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,272,500	1,763
	Tingyi Cayman Islands Holding Corp.	1,197,000	1,746
	CRRC Corp. Ltd. Class H	2,692,000	1,742
	Bank of Communications Co. Ltd. Class A	1,738,700	1,739
	China Shenhua Energy Co. Ltd. Class A	305,600	1,720
	China Coal Energy Co. Ltd. Class H	1,359,000	1,695
	Haitong Securities Co. Ltd. Class H	2,026,800	1,688
	Want Want China Holdings Ltd.	2,694,000	1,676
	New China Life Insurance Co. Ltd. Class H	494,733	1,670
	China Petroleum & Chemical Corp. Class A	1,875,400	1,630
	China Taiping Insurance Holdings Co. Ltd.	945,800	1,629
	China State Construction International Holdings Ltd.	1,102,000	1,617
	China Gas Holdings Ltd.	1,848,600	1,587
	China State Construction Engineering Corp. Ltd. Class A	1,867,100	1,581
	China Pacific Insurance Group Co. Ltd. Class A	300,750	1,556
[2]	China Resources Mixc Lifestyle Services Ltd.	373,800	1,542
	China Minsheng Banking Corp. Ltd. Class H	4,066,470	1,510
	Inner Mongolia Yitai Coal Co. Ltd. Class B	645,000	1,495
	Shaanxi Coal Industry Co. Ltd. Class A	423,800	1,471
[2]	Huatai Securities Co. Ltd. Class H	866,200	1,466
	Xinyi Solar Holdings Ltd.	2,692,000	1,381
	Ping An Bank Co. Ltd. Class A	852,000	1,364
	Bank of China Ltd. Class A	1,999,300	1,355
	China Railway Group Ltd. Class H	2,635,000	1,315
	Jiangxi Copper Co. Ltd. Class H	777,000	1,307
	China Merchants Port Holdings Co. Ltd.	784,000	1,289
	PetroChina Co. Ltd. Class A	1,124,600	1,279
[2]	Yadea Group Holdings Ltd.	732,000	1,264
	Bosideng International Holdings Ltd.	2,252,000	1,263
*,1	China Vanke Co. Ltd. Class H	1,311,600	1,249
	Luzhou Laojiao Co. Ltd. Class A	65,300	1,245
	China Power International Development Ltd.	2,867,370	1,231
	China National Building Material Co. Ltd. Class H	2,886,000	1,228
	ZTE Corp. Class H	487,400	1,213
	Hengan International Group Co. Ltd.	405,843	1,198
	Haier Smart Home Co. Ltd. Class A	287,100	1,180
	CRRC Corp. Ltd. Class A	1,008,600	1,179
	COSCO SHIPPING Holdings Co. Ltd. Class A	566,300	1,160
	Kingboard Holdings Ltd.	477,000	1,155
	Guangdong Investment Ltd.	1,806,000	1,150
	Sinotruk Hong Kong Ltd.	424,260	1,145
	Gree Electric Appliances Inc. of Zhuhai Class A	179,600	1,099
	Autohome Inc. ADR	38,730	1,088
	China Oilfield Services Ltd. Class H	1,142,000	1,069
	China Everbright Environment Group Ltd.	2,201,000	1,066
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	270,700	1,064
	Beijing Enterprises Holdings Ltd.	312,500	1,024
	Bank of Jiangsu Co. Ltd. Class A	822,760	1,020
[1]	China Cinda Asset Management Co. Ltd. Class H	5,224,200	1,008
	Haitian International Holdings Ltd.	361,000	999
	Greentown China Holdings Ltd.	744,000	985
	Country Garden Services Holdings Co. Ltd.	1,293,000	974

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	GF Securities Co. Ltd. Class H	684,000	972
	China CITIC Bank Corp. Ltd. Class A	1,050,900	966
	China Everbright Bank Co. Ltd. Class A	1,947,900	945
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,484,800	924
	China United Network Communications Ltd. Class A	1,244,600	873
	Poly Developments and Holdings Group Co. Ltd. Class A	564,100	858
	Tongwei Co. Ltd. Class A	191,500	830
	Hisense Home Appliances Group Co. Ltd. Class H	261,000	827
	C&D International Investment Group Ltd.	435,000	823
	Guotai Junan Securities Co. Ltd. Class A	307,000	819
	Huatai Securities Co. Ltd. Class A	328,800	815
	Yuexiu Property Co. Ltd.	979,680	810
	China Medical System Holdings Ltd.	804,000	804
	China Minsheng Banking Corp. Ltd. Class A	1,495,840	795
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	513,000	793
	AviChina Industry & Technology Co. Ltd. Class H	1,472,000	791
	China Communications Services Corp. Ltd. Class H	1,468,000	789
	China Conch Venture Holdings Ltd.	850,500	788
	Far East Horizon Ltd.	1,122,000	787
*	Minth Group Ltd.	430,000	786
	China Railway Group Ltd. Class A	872,300	786
*	China Vanke Co. Ltd. Class A	599,400	784
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	818,000	783
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,414,000	767
	Postal Savings Bank of China Co. Ltd. Class A	1,032,100	756
	Baoshan Iron & Steel Co. Ltd. Class A	821,200	754
	Anhui Conch Cement Co. Ltd. Class A	198,100	745
	GF Securities Co. Ltd. Class A	326,900	744
	Fosun International Ltd.	1,309,000	743
	Jiangsu Expressway Co. Ltd. Class H	728,000	733
[2]	Guotai Junan Securities Co. Ltd. Class H	500,000	733
	Daqin Railway Co. Ltd. Class A	798,300	731
	Beijing Enterprises Water Group Ltd.	2,450,000	729
[1]	Guangzhou Automobile Group Co. Ltd. Class H	2,072,000	726
	Jiangsu Yanghe Distillery Co. Ltd. Class A	64,000	724
	China Everbright Bank Co. Ltd. Class H	2,113,000	714
	Bank of Beijing Co. Ltd. Class A	892,600	709
[2]	China Resources Pharmaceutical Group Ltd.	995,500	704
	Shenzhen International Holdings Ltd.	823,000	699
	Uni-President China Holdings Ltd.	736,000	689
	Bank of Shanghai Co. Ltd. Class A	622,233	678
	SDIC Power Holdings Co. Ltd. Class A	315,600	675
	Huaxia Bank Co. Ltd. Class A	678,400	674
[2]	CSC Financial Co. Ltd. Class H	564,500	673
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	416,400	662
	Shanghai Baosight Software Co. Ltd. Class B	437,640	662
	Bank of Nanjing Co. Ltd. Class A	458,800	662
	China Jinmao Holdings Group Ltd.	4,252,000	660
	Sinopec Engineering Group Co. Ltd. Class H	929,000	645
	Zhejiang Expressway Co. Ltd. Class H	971,520	644
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	334,000	635
	SAIC Motor Corp. Ltd. Class A	345,900	626
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	910,000	619
	Focus Media Information Technology Co. Ltd. Class A	604,500	613
	Zhongsheng Group Holdings Ltd.	392,000	603
	Fuyao Glass Industry Group Co. Ltd. Class A	75,300	602
	Sinotrans Ltd. Class H	1,338,000	598
	China Construction Bank Corp. Class A	535,900	598
	Kingboard Laminates Holdings Ltd.	659,000	573
*	JOYY Inc. ADR	16,688	568
	Xtep International Holdings Ltd.	766,500	568
	New China Life Insurance Co. Ltd. Class A	83,900	566
[2]	Topsports International Holdings Ltd.	1,682,000	560
	Yankuang Energy Group Co. Ltd. Class A	256,684	557
	Yunnan Baiyao Group Co. Ltd. Class A	68,800	553
	XCMG Construction Machinery Co. Ltd. Class A	494,200	539
	China Reinsurance Group Corp. Class H	4,514,000	538
	Huadian Power International Corp. Ltd. Class H	1,060,000	527
	GD Power Development Co. Ltd. Class A	756,400	515
	China Suntien Green Energy Corp. Ltd. Class H	1,125,000	512

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Sichuan Chuantou Energy Co. Ltd. Class A	213,100	501
	Bank of Hangzhou Co. Ltd. Class A	256,950	501
	Lao Feng Xiang Co. Ltd. Class B	139,200	490
	Henan Shuanghui Investment & Development Co. Ltd. Class A	139,100	487
	Dongfeng Motor Group Co. Ltd. Class H	1,576,000	486
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	295,748	483
[1,2]	China Merchants Securities Co. Ltd. Class H	282,560	481
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,110,000	458
*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,492,000	457
	Shanghai Industrial Holdings Ltd.	294,000	448
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,406,400	448
	Metallurgical Corp. of China Ltd. Class H	2,073,000	445
	Chongqing Changan Automobile Co. Ltd. Class B	975,216	439
	People's Insurance Co. Group of China Ltd. Class A	437,900	438
	TBEA Co. Ltd. Class A	219,440	436
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	694,600	423
	Yangzijiang Financial Holding Ltd.	1,364,500	412
	China Everbright Ltd.	630,000	410
	Zhongjin Gold Corp. Ltd. Class A	201,400	400
	Cosco Shipping Ports Ltd.	698,000	399
[2]	BAIC Motor Corp. Ltd. Class H	1,411,500	390
	Shougang Fushan Resources Group Ltd.	1,054,164	381
	Shenzhen Expressway Corp. Ltd. Class H	412,000	374
	Shanghai International Port Group Co. Ltd. Class A	442,800	371
	China Resources Building Materials Technology Holdings Ltd.	1,422,000	368
[2]	Orient Securities Co. Ltd. Class H	552,800	368
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	133,900	365
	Goldwind Science & Technology Co. Ltd. Class H	428,200	364
	China International Marine Containers Group Co. Ltd. Class H	460,000	362
	China Coal Energy Co. Ltd. Class A	193,200	352
	Citic Pacific Special Steel Group Co. Ltd. Class A	203,902	347
	Sany Heavy Equipment International Holdings Co. Ltd.	528,000	346
	Anhui Expressway Co. Ltd. Class H	306,000	341
[2]	Blue Moon Group Holdings Ltd.	866,000	336
	Lee & Man Paper Manufacturing Ltd.	1,068,000	329
	Sichuan Road & Bridge Co. Ltd. Class A	306,180	329
	Lufax Holding Ltd. ADR	121,690	326
	China Merchants Energy Shipping Co. Ltd. Class A	341,100	322
*,2	Legend Holdings Corp. Class H	327,300	321
	Yutong Bus Co. Ltd. Class A	93,800	319
	Trina Solar Co. Ltd. Class A	90,705	319
	China Lesso Group Holdings Ltd.	632,000	315
	Livzon Pharmaceutical Group Inc. Class H	93,200	314
	ENN Natural Gas Co. Ltd. Class A	121,500	313
	Guanghui Energy Co. Ltd. Class A	289,700	311
	Beijing New Building Materials plc Class A	70,400	309
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	130,000	306
	China National Chemical Engineering Co. Ltd. Class A	267,800	305
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	348,900	303
	Metallurgical Corp. of China Ltd. Class A	638,300	300
	COSCO SHIPPING Development Co. Ltd. Class H	2,225,000	298
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	267,461	295
	Towngas Smart Energy Co. Ltd.	712,185	293
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	247,000	286
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	138,400	284
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	153,500	283
	Dongfang Electric Corp. Ltd. Class H	209,800	275
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,114,000	272
	Western Mining Co. Ltd. Class A	109,300	270
	Huaibei Mining Holdings Co. Ltd. Class A	122,400	266
	Huayu Automotive Systems Co. Ltd. Class A	124,500	264
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	92,800	262
	Shenergy Co. Ltd. Class A	212,600	258
	LB Group Co. Ltd. Class A	94,400	250
	Yunnan Yuntianhua Co. Ltd. Class A	77,100	250
	Huaxin Cement Co. Ltd. Class H	227,600	245
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	199,000	241
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	276,660	235
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	91,600	230
	Jason Furniture Hangzhou Co. Ltd. Class A	48,000	224

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Huadian Power International Corp. Ltd. Class A	272,700	221
	CSG Holding Co. Ltd. Class B	688,100	219
	COSCO SHIPPING Development Co. Ltd. Class A	585,200	218
	China Railway Signal & Communication Corp. Ltd. Class A	245,296	216
	Youngor Group Co. Ltd. Class A	199,900	211
	Chongqing Rural Commercial Bank Co. Ltd. Class A	267,900	210
	Zangge Mining Co. Ltd. Class A	51,000	205
	Hubei Energy Group Co. Ltd. Class A	284,700	200
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	141,002	197
	Bank of Changsha Co. Ltd. Class A	161,300	193
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	91,700	192
	Shenzhen Investment Ltd.	1,520,000	187
	Xiamen C & D Inc. Class A	142,400	187
	Avary Holding Shenzhen Co. Ltd. Class A	35,100	185
	BBMG Corp. Class H	1,789,000	182
	Shanghai Huayi Group Co. Ltd. Class B	333,300	181
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	300,100	179
	HLA Group Corp. Ltd. Class A	222,100	178
	Jiangsu Expressway Co. Ltd. Class A	100,200	177
	Hunan Valin Steel Co. Ltd. Class A	266,900	176
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	167,250	176
	CNOOC Energy Technology & Services Ltd. Class A	284,700	175
*	Angang Steel Co. Ltd. Class H	896,000	174
	Suofeiya Home Collection Co. Ltd. Class A	62,800	171
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	267,800	168
	Luxi Chemical Group Co. Ltd. Class A	101,800	167
	Chongqing Brewery Co. Ltd. Class A	20,400	167
	Gemdale Corp. Class A	191,800	165
	Hisense Home Appliances Group Co. Ltd. Class A	41,200	162
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	113,600	162
	Shanghai Rural Commercial Bank Co. Ltd. Class A	147,200	160
	China Zheshang Bank Co. Ltd. Class A	397,700	159
	Huafa Industrial Co. Ltd. Zhuhai Class A	162,600	159
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	54,800	159
	Xiamen Tungsten Co. Ltd. Class A	57,900	158
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	59,500	158
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	156
	Ming Yang Smart Energy Group Ltd. Class A	92,100	156
	TangShan Port Group Co. Ltd. Class A	247,668	152
	Shanghai Electric Power Co. Ltd. Class A	113,100	152
	Huaxin Cement Co. Ltd. Class A	70,300	151
	Jointown Pharmaceutical Group Co. Ltd. Class A	203,434	148
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	77,800	147
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	46,800	145
	Shandong Hi-speed Co. Ltd. Class A	119,200	144
	Nanjing Iron & Steel Co. Ltd. Class A	234,000	143
	China South Publishing & Media Group Co. Ltd. Class A	84,300	143
	Hangzhou Robam Appliances Co. Ltd. Class A	41,200	141
	Sinoma International Engineering Co. Class A	97,000	141
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	66,800	140
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	235,600	140
	Wuchan Zhongda Group Co. Ltd. Class A	197,700	140
	Sinomine Resource Group Co. Ltd. Class A	30,000	140
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	99,000	140
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	60,400	139
	Kingfa Sci & Tech Co. Ltd. Class A	109,800	138
[2]	Everbright Securities Co. Ltd. Class H	141,400	138
*	Xinhu Zhongbao Co. Ltd. Class A	328,900	136
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	89,400	135
	Jafron Biomedical Co. Ltd. Class A	30,700	135
	China International Marine Containers Group Co. Ltd. Class A	110,200	134
	Heilongjiang Agriculture Co. Ltd. Class A	61,500	134
	Wanxiang Qianchao Co. Ltd. Class A	144,700	133
	Zhejiang Supor Co. Ltd. Class A	17,700	130
	Sinoma Science & Technology Co. Ltd. Class A	70,500	129
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	71,000	128
*	Maanshan Iron & Steel Co. Ltd. Class H	806,000	127
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	252,100	127
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	151,600	127
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	53,700	126

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Shanghai Tunnel Engineering Co. Ltd. Class A	129,200	125
	COFCO Sugar Holding Co. Ltd. Class A	90,200	124
	Livzon Pharmaceutical Group Inc. Class A	23,800	123
	Jiangsu Financial Leasing Co. Ltd. Class A	169,700	123
	Bank of Guiyang Co. Ltd. Class A	143,700	121
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	90,000	119
	Jizhong Energy Resources Co. Ltd. Class A	140,700	117
	Canmax Technologies Co. Ltd. Class A	34,400	114
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	233,700	113
	Tian Di Science & Technology Co. Ltd. Class A	129,800	112
	Bank of Chengdu Co. Ltd. Class A	51,000	110
	Keda Industrial Group Co. Ltd. Class A	93,000	110
	Sinotrans Ltd. Class A	150,600	108
	YongXing Special Materials Technology Co. Ltd. Class A	19,800	107
	Zhuzhou Kibing Group Co. Ltd. Class A	107,000	106
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	78,300	105
	Fujian Sunner Development Co. Ltd. Class A	51,700	104
	Luenmei Quantum Co. Ltd. Class A	124,500	104
	China Railway Hi-tech Industry Co. Ltd. Class A	91,000	104
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	148,900	103
	Hainan Drinda New Energy Technology Co. Ltd. Class A	9,200	103
	Bank of Qingdao Co. Ltd. Class A	194,850	101
	Guangzhou Development Group Inc. Class A	109,700	99
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	120,200	97
*	Maanshan Iron & Steel Co. Ltd. Class A	295,200	97
	China World Trade Center Co. Ltd. Class A	29,700	96
	Lao Feng Xiang Co. Ltd. Class A	13,800	95
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	26,600	95
	Anhui Expressway Co. Ltd. Class A	48,700	93
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	167,900	92
	Jiangsu Pacific Quartz Co. Ltd.Class A	21,400	92
*	Sinochem International Corp. Class A	154,200	92
	Tianshan Aluminum Group Co. Ltd. Class A	78,600	91
	Xi'An Shaangu Power Co. Ltd. Class A	73,500	91
	Fujian Funeng Co. Ltd. Class A	67,400	89
	Sansure Biotech Inc. Class A	28,057	89
	Bank of Xi'an Co. Ltd. Class A	175,300	89
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	48,800	88
	Beijing Jingneng Power Co. Ltd. Class A	164,800	88
	Xiamen ITG Group Corp. Ltd. Class A	93,400	86
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	86
	G-bits Network Technology Xiamen Co. Ltd. Class A	3,000	86
	Jiangsu Linyang Energy Co. Ltd. Class A	81,400	84
	Shenzhen Gas Corp. Ltd. Class A	79,800	82
	Shenzhen Expressway Corp. Ltd. Class A	59,600	82
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	81
	Qingdao Port International Co. Ltd. Class A	67,200	79
	Shenzhen Aisidi Co. Ltd. Class A	37,700	77
	Hainan Mining Co. Ltd. Class A	77,100	75
	Hefei Meiya Optoelectronic Technology Inc. Class A	33,700	74
	Weifu High-Technology Group Co. Ltd. Class A	28,800	72
	Chongqing Water Group Co. Ltd. Class A	103,000	72
	Yangling Metron New Material Inc. Class A	20,200	72
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	34,000	71
	Perfect World Co. Ltd. Class A	48,900	69
	Chongqing Department Store Co. Ltd. Class A	22,000	68
	China National Accord Medicines Corp. Ltd. Class B	34,860	66
	ORG Technology Co. Ltd. Class A	91,000	65
	Daan Gene Co. Ltd. Class A	71,100	62
	Shandong Publishing & Media Co. Ltd. Class A	40,400	61
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	73,400	60
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	37,100	60
*	KingClean Electric Co. Ltd. Class A	16,507	57
	Camel Group Co. Ltd. Class A	47,100	57
	Bank of Suzhou Co. Ltd. Class A	52,300	56
	Jiangsu Guoxin Corp. Ltd. Class A	49,800	54
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	137,400	54
	Opple Lighting Co. Ltd. Class A	21,800	53
	Anhui Kouzi Distillery Co. Ltd. Class A	9,500	52
	Huapont Life Sciences Co. Ltd. Class A	80,100	52

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	33,100	52
	Rongan Property Co. Ltd. Class A	146,400	51
	Guangdong South New Media Co. Ltd. Class A	9,100	51
	Easyhome New Retail Group Co. Ltd.Class A	118,800	47
*	Minmetals New Energy Materials(Hunan) Co. Ltd.	58,426	47
	Huabao Flavours & Fragrances Co. Ltd. Class A	18,700	46
	Toly Bread Co. Ltd. Class A	50,700	43
	Xiamen Intretech Inc. Class A	21,600	40
	Luolai Lifestyle Technology Co. Ltd. Class A	38,900	39
	CSG Holding Co. Ltd. Class A	46,600	36
	Joyoung Co. Ltd. Class A	20,200	29
	Zhejiang Runtu Co. Ltd. Class A	27,500	25
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	21
	Weifu High-Technology Group Co. Ltd. Class B	6,500	11
*	Angang Steel Co. Ltd. Class A	16,300	6
	Haitong Securities Co. Ltd. Class A	3,200	5
	China Merchants Securities Co. Ltd. Class A	500	1
			485,367
Colombia (0.1%)
	Bancolombia SA ADR	70,355	2,245
[1]	Ecopetrol SA ADR	144,472	1,112
	Interconexion Electrica SA ESP	278,070	1,105
	Ecopetrol SA	137,413	53
	Bancolombia SA	1,214	10
			4,525
Czech Republic (0.1%)
	CEZ A/S	98,422	3,814
	Komercni banka A/S	49,288	1,703
[2]	Moneta Money Bank A/S	202,589	1,010
	Colt CZ Group SE	4,129	109
			6,636
Denmark (0.3%)
	Danske Bank A/S	418,296	12,368
*,2	Orsted A/S	118,608	6,981
	Tryg A/S	206,757	4,880
			24,229
Finland (1.3%)
	Nordea Bank Abp (XHEL)	2,101,622	24,604
	Nokia OYJ	3,293,157	15,583
	Sampo OYJ Class A (XHEL)	315,615	13,995
	Kone OYJ Class B	205,893	11,291
	UPM-Kymmene OYJ	336,500	9,902
	Wartsila OYJ Abp	304,567	5,833
	Elisa OYJ	89,361	4,258
	Neste OYJ	262,856	4,220
	Stora Enso OYJ Class R	371,414	4,145
	Fortum OYJ	276,052	4,076
	Metso OYJ	402,768	3,833
	Kesko OYJ Class B	171,069	3,674
	Orion OYJ Class B	66,445	3,232
	Valmet OYJ	102,888	2,636
			111,282
France (5.7%)
	TotalEnergies SE	1,268,741	79,621
	Sanofi SA	694,535	73,398
	BNP Paribas SA	632,852	43,220
	AXA SA	1,133,343	42,554
	Vinci SA	312,905	35,052
	Danone SA	395,042	28,221
	Cie de Saint-Gobain SA	288,727	26,183
	Publicis Groupe SA	143,450	15,246
	Cie Generale des Etablissements Michelin SCA	441,642	14,926
	Orange SA	1,211,313	13,307
	Societe Generale SA	460,719	13,233
	Veolia Environnement SA	394,528	12,526
	Credit Agricole SA	635,614	9,743
	Engie SA (XPAR)	384,715	6,448
	Engie SA Loyalty Shares	333,216	5,585

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Renault SA	120,744	5,525
	Carrefour SA	324,743	5,157
	Eiffage SA	48,449	4,509
	Vivendi SE	419,836	4,486
*	Engie SA PF 2025	249,131	4,176
	Rexel SA	149,107	4,108
	Teleperformance SE	37,648	3,991
	Getlink SE	220,912	3,754
	Bouygues SA	113,262	3,640
	Arkema SA	36,479	3,215
[2]	La Francaise des Jeux SAEM	61,070	2,610
[2]	Amundi SA	35,694	2,588
*	Engie SA	141,167	2,366
	Eurazeo SE (XPAR)	30,891	2,356
*	Sodexo Inc. (Prime Fidelite 2026)	26,287	2,285
	SCOR SE	96,782	2,082
	Wendel SE	16,556	1,646
	Sodexo SA (XPAR)	18,289	1,590
*	Sodexo Prime De Fidelite 2027	10,878	946
[2]	Ayvens SA	88,361	587
			480,880
Germany (6.4%)
	Siemens AG (Registered)	469,182	91,279
	Allianz SE (Registered)	246,502	77,600
	Deutsche Telekom AG (Registered)	2,112,405	63,865
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	83,301	42,599
	Mercedes-Benz Group AG	528,339	32,097
	BASF SE	561,471	27,295
	Deutsche Post AG	615,894	24,740
	Deutsche Bank AG (Registered)	1,232,281	20,936
	E.ON SE	1,397,387	18,858
	Bayer AG (Registered)	621,461	16,746
[1]	Bayerische Motoren Werke AG (XETR)	184,621	14,555
	RWE AG	448,813	14,546
	Vonovia SE	443,276	14,533
	Daimler Truck Holding AG	329,936	13,643
	Commerzbank AG	651,368	11,552
	Hannover Rueck SE	37,897	9,952
*	Fresenius SE & Co. KGaA	259,391	9,471
	Heidelberg Materials AG	82,764	9,116
	Fresenius Medical Care AG	127,986	5,010
	Continental AG	67,629	4,221
	Evonik Industries AG	158,178	3,486
	Talanx AG	38,115	2,937
	Volkswagen AG	20,675	2,060
	HOCHTIEF AG	13,201	1,617
[1]	Traton SE	31,605	1,012
[2]	DWS Group GmbH & Co. KGaA	22,971	980
	Wacker Chemie AG	9,859	829
	RTL Group SA	23,992	764
	FUCHS SE	19,999	718
			537,017
Greece (0.1%)
	Metlen Energy & Metals SA	69,219	2,432
	OPAP SA	120,129	2,052
	Hellenic Telecommunications Organization SA	116,937	1,932
	JUMBO SA	69,119	1,845
	Motor Oil Hellas Corinth Refineries SA	36,949	789
	HELLENiQ ENERGY Holdings SA	61,142	460
	Holding Co. ADMIE IPTO SA	67,177	174
	Autohellas Tourist and Trading SA	12,031	149
	Piraeus Port Authority SA	4,072	123
	Quest Holdings SA	15,810	95
			10,051
Hong Kong (1.8%)
	Hong Kong Exchanges & Clearing Ltd.	800,700	32,060
	Sun Hung Kai Properties Ltd.	895,000	9,691
	CK Hutchison Holdings Ltd.	1,683,000	8,851
	CLP Holdings Ltd.	1,031,500	8,762

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	BOC Hong Kong Holdings Ltd.	2,262,500	7,386
	Lenovo Group Ltd.	4,830,000	6,369
	Power Assets Holdings Ltd.	863,099	5,749
	Hang Seng Bank Ltd.	454,800	5,563
	Hong Kong & China Gas Co. Ltd.	6,808,400	5,274
	CK Asset Holdings Ltd.	1,203,084	4,918
	Jardine Matheson Holdings Ltd.	123,704	4,753
[2]	WH Group Ltd.	4,903,599	3,817
	Shenzhou International Group Holdings Ltd.	472,300	3,647
	MTR Corp. Ltd.	944,000	3,435
	Wharf Real Estate Investment Co. Ltd.	986,000	2,965
	Hongkong Land Holdings Ltd.	682,500	2,926
	Henderson Land Development Co. Ltd.	835,587	2,679
	CK Infrastructure Holdings Ltd.	371,472	2,629
	Swire Pacific Ltd. Class A	309,288	2,591
	Sino Land Co. Ltd.	2,302,000	2,304
	SITC International Holdings Co. Ltd.	809,000	2,287
	Xinyi Glass Holdings Ltd.	1,338,000	1,519
	PCCW Ltd.	2,729,793	1,499
	Swire Properties Ltd.	691,698	1,408
	Orient Overseas International Ltd.	83,500	1,138
	Chow Tai Fook Jewellery Group Ltd.	1,128,600	1,069
	Bank of East Asia Ltd.	851,580	1,055
[2]	BOC Aviation Ltd.	125,100	970
	Yue Yuen Industrial Holdings Ltd.	445,000	935
	New World Development Co. Ltd.	894,750	899
	Hang Lung Properties Ltd.	1,058,000	889
	Kerry Properties Ltd.	393,500	831
	First Pacific Co. Ltd.	1,458,000	820
	Hang Lung Group Ltd.	622,000	813
	VTech Holdings Ltd.	100,500	748
	Man Wah Holdings Ltd.	920,800	669
	Hysan Development Co. Ltd.	408,000	662
	NWS Holdings Ltd.	589,000	608
	DFI Retail Group Holdings Ltd.	185,400	440
	Johnson Electric Holdings Ltd.	220,000	334
	Dah Sing Banking Group Ltd.	308,800	291
	Swire Pacific Ltd. Class B	122,500	165
	Nexteer Automotive Group Ltd.	451,000	165
			146,583
Hungary (0.2%)
	OTP Bank Nyrt	144,569	7,197
	Richter Gedeon Nyrt	91,677	2,650
	MOL Hungarian Oil & Gas plc	284,096	1,971
	Magyar Telekom Telecommunications plc	215,130	659
			12,477
Iceland (0.0%)
[2]	Arion Banki HF	875,028	1,005
	Islandsbanki HF	714,702	657
	Eimskipafelag Islands hf	67,212	177
			1,839
India (1.5%)
	NTPC Ltd.	2,994,353	14,482
	HCL Technologies Ltd.	669,023	13,999
	ITC Ltd.	1,895,479	10,997
	Power Grid Corp. of India Ltd.	2,652,328	10,089
	Coal India Ltd.	1,438,690	7,717
	Oil & Natural Gas Corp. Ltd.	2,445,132	7,711
	Tech Mahindra Ltd.	382,645	7,283
	Vedanta Ltd.	997,851	5,493
	Bajaj Auto Ltd.	42,190	4,928
	Power Finance Corp. Ltd.	915,601	4,919
	Hero MotoCorp Ltd.	82,197	4,860
	REC Ltd.	784,857	4,846
	Bharat Petroleum Corp. Ltd. (XNSE)	1,265,857	4,670
	Indian Oil Corp. Ltd.	2,592,623	4,370
	Gail India Ltd.	1,670,636	3,959
	Hindustan Petroleum Corp. Ltd.	575,037	2,600
	Oil India Ltd.	341,039	1,911

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	NMDC Ltd.	726,993	1,909
	Oracle Financial Services Software Ltd.	14,560	1,879
	Petronet LNG Ltd.	475,488	1,876
	Canara Bank	1,122,432	1,364
	Union Bank of India Ltd.	968,688	1,343
	Hindustan Zinc Ltd.	191,429	1,256
	Piramal Enterprises Ltd.	74,925	942
[2]	Nippon Life India Asset Management Ltd.	104,090	874
	Castrol India Ltd.	308,731	769
	Bank of India	581,539	749
	Sun TV Network Ltd.	55,862	499
			128,294
Indonesia (0.6%)
	Bank Rakyat Indonesia Persero Tbk PT	44,140,659	13,457
	Bank Mandiri Persero Tbk PT	28,026,900	11,898
	Telkom Indonesia Persero Tbk PT	29,352,700	5,247
	Astra International Tbk PT	12,873,000	4,179
	Bank Negara Indonesia Persero Tbk PT	9,471,600	3,159
	United Tractors Tbk PT	935,104	1,632
	Adaro Energy Indonesia Tbk PT	6,653,400	1,531
	Indofood Sukses Makmur Tbk PT	2,787,200	1,349
	Indofood CBP Sukses Makmur Tbk PT	1,442,500	1,132
	Perusahaan Gas Negara Persero Tbk PT	6,586,900	656
	Sarana Menara Nusantara Tbk PT	11,353,600	579
	Semen Indonesia Persero Tbk PT	2,165,100	544
	Bukit Asam Tbk PT	2,655,600	500
	Unilever Indonesia Tbk PT	3,594,300	450
	Indocement Tunggal Prakarsa Tbk PT	841,500	385
*	Gudang Garam Tbk PT	260,300	233
	Bank Danamon Indonesia Tbk PT	432,400	71
			47,002
Ireland (0.1%)
	AIB Group plc	1,141,644	6,120
	Bank of Ireland Group plc	647,428	6,001
			12,121
Israel (0.4%)
	Bank Leumi Le-Israel BM	960,157	9,755
	Bank Hapoalim BM	847,861	8,834
	Israel Discount Bank Ltd. Class A	780,262	4,586
	Mizrahi Tefahot Bank Ltd.	87,030	3,588
	ICL Group Ltd.	455,359	1,869
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,298,388	1,664
	First International Bank of Israel Ltd.	33,230	1,475
	Melisron Ltd.	15,503	1,229
	Phoenix Financial Ltd.	101,292	1,174
	Mivne Real Estate KD Ltd.	372,195	1,015
	Amot Investments Ltd.	152,286	741
	Energix-Renewable Energies Ltd.	172,124	599
	Gav-Yam Lands Corp. Ltd.	25,910	214
			36,743
Italy (2.8%)
	UniCredit SpA	1,002,512	44,350
	Intesa Sanpaolo SpA	10,081,808	43,150
	Enel SpA	4,903,217	37,187
	Generali	789,923	21,902
	Eni SpA	1,421,564	21,655
	Stellantis NV	1,287,099	17,636
	Terna - Rete Elettrica Nazionale	883,951	7,657
	Snam SpA	1,429,327	6,866
	FinecoBank Banca Fineco SpA	383,565	6,123
	Banco BPM SpA	865,485	5,838
	Mediobanca Banca di Credito Finanziario SpA	346,913	5,723
	Tenaris SA	277,463	4,571
[2]	Poste Italiane SpA	285,486	4,014
[2]	Infrastrutture Wireless Italiane SpA	216,079	2,436
	A2A SpA	968,511	2,214
	Italgas SpA	307,427	1,886
	Hera SpA	484,720	1,854

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Banca Mediolanum SpA	147,244	1,820
[2]	Pirelli & C SpA	262,357	1,434
			238,316
Japan (13.2%)
	Toyota Motor Corp.	7,497,461	129,184
	Mitsubishi UFJ Financial Group Inc.	7,156,600	75,432
	Sumitomo Mitsui Financial Group Inc.	2,353,962	49,938
	Tokio Marine Holdings Inc.	1,200,602	43,241
	ITOCHU Corp.	854,584	42,274
	Mitsui & Co. Ltd.	1,848,924	37,695
	Mizuho Financial Group Inc.	1,601,463	33,264
	Honda Motor Co. Ltd.	3,012,900	30,301
	KDDI Corp.	948,824	29,584
	Takeda Pharmaceutical Co. Ltd.	977,900	27,285
	Softbank Corp.	17,289,120	21,765
	Japan Tobacco Inc.	748,000	20,882
	Canon Inc.	580,500	18,881
	MS&AD Insurance Group Holdings Inc.	842,200	18,629
	Nippon Telegraph & Telephone Corp.	17,715,800	17,093
	Marubeni Corp.	999,600	14,943
	Komatsu Ltd.	572,220	14,812
	ORIX Corp.	689,700	14,532
	Dai-ichi Life Holdings Inc.	570,800	14,230
	Sumitomo Corp.	642,638	13,557
	Astellas Pharma Inc.	1,130,900	13,241
	Bridgestone Corp.	353,730	12,605
	Sompo Holdings Inc.	577,900	12,390
	Japan Post Holdings Co. Ltd.	1,212,141	11,183
	Daiwa House Industry Co. Ltd.	371,300	11,075
	Nippon Steel Corp.	522,600	10,457
	Sumitomo Mitsui Trust Holdings Inc.	443,578	9,728
	Nippon Yusen KK	277,900	9,304
	ENEOS Holdings Inc.	1,840,551	9,285
	Resona Holdings Inc.	1,390,196	9,172
	Nomura Holdings Inc.	1,775,614	9,105
	Sekisui House Ltd.	341,402	8,245
	Japan Post Bank Co. Ltd.	910,711	8,134
	Kansai Electric Power Co. Inc.	458,700	7,356
	Sumitomo Electric Industries Ltd.	474,400	7,297
	Mitsui OSK Lines Ltd.	214,310	7,296
	Kirin Holdings Co. Ltd.	491,400	7,235
	Toyota Tsusho Corp.	421,390	7,163
	Inpex Corp.	533,700	7,035
	Subaru Corp.	377,309	6,738
	Daiwa Securities Group Inc.	842,614	5,513
	Asahi Kasei Corp.	775,200	5,348
	Obayashi Corp.	424,100	5,199
	Idemitsu Kosan Co. Ltd.	761,874	5,194
	T&D Holdings Inc.	314,300	5,017
	Yamaha Motor Co. Ltd.	559,051	4,887
	Dentsu Group Inc.	158,300	4,886
	Kajima Corp.	282,700	4,870
	Chubu Electric Power Co. Inc.	416,500	4,788
	Isuzu Motors Ltd.	362,100	4,683
	JFE Holdings Inc.	372,200	4,481
	Taisei Corp.	104,600	4,405
	IHI Corp.	81,300	4,328
	Mitsubishi Chemical Group Corp.	800,100	4,317
	Daito Trust Construction Co. Ltd.	36,100	3,989
	Ricoh Co. Ltd.	355,800	3,854
	SBI Holdings Inc.	168,600	3,702
	Mitsubishi HC Capital Inc. (XTKS)	530,720	3,554
	Kawasaki Kisen Kaisha Ltd.	253,200	3,498
	Sekisui Chemical Co. Ltd.	243,000	3,429
	AGC Inc.	111,300	3,411
	Sumitomo Forestry Co. Ltd.	88,400	3,406
	Ono Pharmaceutical Co. Ltd.	269,000	3,360
	Concordia Financial Group Ltd.	678,100	3,359
	Niterra Co. Ltd.	112,400	3,186

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Seiko Epson Corp.	170,200	3,094
Aisin Corp.	295,500	3,072
Sanwa Holdings Corp.	121,100	3,068
Chiba Bank Ltd.	420,000	3,065
Nissan Motor Co. Ltd.	1,107,600	2,951
Brother Industries Ltd.	146,600	2,855
Sojitz Corp.	134,600	2,751
Kuraray Co. Ltd.	197,100	2,671
Sumitomo Chemical Co. Ltd.	971,400	2,593
Mazda Motor Corp.	360,700	2,550
Hulic Co. Ltd.	271,886	2,518
Kyushu Railway Co.	93,400	2,457
Mitsui Chemicals Inc.	107,200	2,449
Nikon Corp.	191,500	2,372
Fukuoka Financial Group Inc.	101,800	2,322
NIPPON EXPRESS HOLDINGS Inc.	46,300	2,283
Mebuki Financial Group Inc.	606,600	2,269
Kobe Steel Ltd.	209,300	2,256
Shimizu Corp.	336,300	2,228
Tosoh Corp.	175,800	2,184
Credit Saison Co. Ltd.	96,500	2,171
Haseko Corp.	174,086	2,104
Amada Co. Ltd.	206,700	2,037
Japan Post Insurance Co. Ltd.	120,100	1,979
Tokyo Tatemono Co. Ltd.	120,400	1,966
Mitsubishi Gas Chemical Co. Inc.	113,000	1,964
Cosmo Energy Holdings Co. Ltd.	38,740	1,912
Persol Holdings Co. Ltd.	1,125,100	1,890
Lixil Corp.	160,200	1,880
Sega Sammy Holdings Inc.	97,700	1,839
NGK Insulators Ltd.	149,000	1,836
Open House Group Co. Ltd.	47,300	1,744
Electric Power Development Co. Ltd.	104,100	1,740
Marui Group Co. Ltd.	110,500	1,735
Nomura Real Estate Holdings Inc.	68,400	1,684
Sumitomo Heavy Industries Ltd.	72,000	1,604
Tokyo Century Corp.	153,591	1,563
Taiheiyo Cement Corp.	70,000	1,525
Aozora Bank Ltd.	86,600	1,493
DMG Mori Co. Ltd.	77,800	1,483
Hitachi Construction Machinery Co. Ltd.	68,200	1,480
COMSYS Holdings Corp.	69,000	1,448
Toyo Seikan Group Holdings Ltd.	93,700	1,399
Sankyo Co. Ltd.	103,700	1,377
Air Water Inc.	108,500	1,365
Mitsubishi Materials Corp.	80,500	1,321
Daicel Corp.	149,300	1,318
Nagase & Co. Ltd.	61,900	1,285
Hirogin Holdings Inc.	173,300	1,266
Seino Holdings Co. Ltd.	78,400	1,264
EXEO Group Inc.	122,700	1,256
Sumitomo Rubber Industries Ltd.	121,500	1,245
Iida Group Holdings Co. Ltd.	85,900	1,245
NSK Ltd.	260,400	1,187
Kamigumi Co. Ltd.	56,800	1,186
NHK Spring Co. Ltd.	96,400	1,180
Yamaguchi Financial Group Inc.	119,800	1,173
DIC Corp.	53,600	1,167
Amano Corp.	40,000	1,154
Zenkoku Hosho Co. Ltd.	31,000	1,120
Mitsui Mining & Smelting Co. Ltd.	35,200	1,118
Nippon Electric Glass Co. Ltd.	48,200	1,097
Yamato Kogyo Co. Ltd.	22,200	1,060
Sankyu Inc.	30,000	1,042
Yamada Holdings Co. Ltd.	350,800	1,007
UBE Corp.	60,100	989
JTEKT Corp.	145,100	979
Toda Corp.	152,800	925
INFRONEER Holdings Inc.	122,300	919
Kokuyo Co. Ltd.	56,600	911

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
K's Holdings Corp.	93,200	891
Toyo Tire Corp.	62,600	888
Casio Computer Co. Ltd.	121,100	883
NOK Corp.	61,200	877
Canon Marketing Japan Inc.	28,800	865
Daido Steel Co. Ltd.	110,320	854
Shikoku Electric Power Co. Inc.	95,400	854
Nippon Shokubai Co. Ltd.	75,700	852
Seven Bank Ltd.	403,200	851
Fuyo General Lease Co. Ltd.	11,300	800
Nippon Kayaku Co. Ltd.	100,200	793
Relo Group Inc.	65,000	791
Zeon Corp.	84,900	790
Kaneka Corp.	31,900	782
Penta-Ocean Construction Co. Ltd.	181,700	755
Denka Co. Ltd.	51,400	726
Nipro Corp.	74,000	683
Aica Kogyo Co. Ltd.	30,600	662
Tokai Carbon Co. Ltd.	117,000	660
Toyoda Gosei Co. Ltd.	38,800	659
TS Tech Co. Ltd.	56,900	643
AEON Financial Service Co. Ltd.	74,700	602
OSG Corp.	51,000	602
Acom Co. Ltd.	228,800	538
Toyota Boshoku Corp.	40,200	537
Itoham Yonekyu Holdings Inc.	18,160	458
Pola Orbis Holdings Inc.	45,000	443
Heiwa Corp.	31,700	433
Noevir Holdings Co. Ltd.	9,600	323
Matsui Securities Co. Ltd.	58,500	315
Fuji Media Holdings Inc.	26,300	297
		1,102,977
Kuwait (0.2%)
National Bank of Kuwait SAKP	4,953,889	13,718
Mobile Telecommunications Co. KSCP	1,434,777	2,134
Gulf Bank KSCP	1,324,202	1,354
Burgan Bank SAK	592,758	357
		17,563
Malaysia (0.8%)
Malayan Banking Bhd.	4,824,397	11,554
CIMB Group Holdings Bhd.	5,247,300	9,515
Public Bank Bhd.	9,347,600	9,406
Tenaga Nasional Bhd.	2,883,033	9,223
Petronas Gas Bhd.	619,432	2,441
MISC Bhd.	1,330,944	2,277
Petronas Chemicals Group Bhd.	1,770,000	2,180
AMMB Holdings Bhd.	1,739,100	2,019
CELCOMDIGI Bhd.	2,506,200	1,944
RHB Bank Bhd.	1,315,700	1,923
Hong Leong Bank Bhd.	389,900	1,819
Kuala Lumpur Kepong Bhd.	356,200	1,735
Maxis Bhd.	1,840,100	1,515
Axiata Group Bhd.	2,812,400	1,446
IJM Corp. Bhd.	2,094,200	1,436
YTL Corp. Bhd.	3,115,823	1,393
Sime Darby Bhd.	2,446,900	1,290
Genting Bhd.	1,300,200	1,168
Telekom Malaysia Bhd.	766,600	1,135
Genting Malaysia Bhd.	1,775,800	906
Petronas Dagangan Bhd.	218,200	893
Alliance Bank Malaysia Bhd.	686,100	687
Hong Leong Financial Group Bhd.	147,800	628
FGV Holdings Bhd.	301,300	77
		68,610
Mexico (0.9%)
Grupo Financiero Banorte SAB de CV Class O	1,820,600	12,677
America Movil SAB de CV Series B	14,231,500	11,245
Fomento Economico Mexicano SAB de CV	1,151,300	11,176
Grupo Mexico SAB de CV Series B	1,992,000	10,422

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Wal-Mart de Mexico SAB de CV	3,250,535	8,938
	Grupo Aeroportuario del Pacifico SAB de CV Class B	247,605	4,293
	Grupo Aeroportuario del Sureste SAB de CV Class B	124,700	3,335
	Coca-Cola Femsa SAB de CV	329,125	2,739
	Arca Continental SAB de CV	281,500	2,410
	Alfa SAB de CV Class A	2,636,388	1,910
	Grupo Aeroportuario del Centro Norte SAB de CV	173,600	1,454
	Promotora y Operadora de Infraestructura SAB de CV	135,840	1,185
[2]	Banco del Bajio SA	456,000	1,014
	Regional SAB de CV	146,700	932
	Grupo Televisa SAB Series CPO	1,571,600	782
	Kimberly-Clark de Mexico SAB de CV Class A	502,700	722
	Qualitas Controladora SAB de CV	100,000	700
	Orbia Advance Corp. SAB de CV	626,500	575
	Megacable Holdings SAB de CV	186,900	410
	Alpek SAB de CV	243,800	158
			77,077
Netherlands (1.1%)
	ING Groep NV	2,040,048	34,620
	Koninklijke Ahold Delhaize NV	592,570	19,554
	Koninklijke KPN NV	2,376,018	9,289
	NN Group NV	172,625	8,475
[2]	ABN AMRO Bank NV	284,783	4,706
	Aegon Ltd.	705,100	4,451
	ASR Nederland NV	92,288	4,374
	Randstad NV	69,501	3,205
	Koninklijke Vopak NV	40,914	1,886
	JDE Peet's NV	62,097	1,402
[2]	CTP NV	68,624	1,148
	OCI NV	61,035	743
			93,853
New Zealand (0.1%)
	Meridian Energy Ltd.	792,867	2,816
	Contact Energy Ltd.	510,153	2,620
	Spark New Zealand Ltd.	1,171,690	2,033
	Mercury NZ Ltd.	453,458	1,785
*	Fletcher Building Ltd.	594,273	1,056
			10,310
Norway (0.7%)
	DNB Bank ASA	625,478	12,962
	Equinor ASA	517,239	12,291
	Norsk Hydro ASA	814,550	5,056
	Telenor ASA	393,147	4,832
	Mowi ASA	276,522	4,767
	Orkla ASA	482,646	4,459
	Aker BP ASA	192,230	4,113
	Yara International ASA	101,622	3,066
	Salmar ASA	40,604	2,065
	Gjensidige Forsikring ASA	105,527	1,908
	Var Energi ASA	555,694	1,753
			57,272
Philippines (0.2%)
	International Container Terminal Services Inc.	694,400	4,719
	Bank of the Philippine Islands	1,327,110	3,260
	Metropolitan Bank & Trust Co.	1,136,490	1,481
	PLDT Inc.	57,305	1,408
	Manila Electric Co.	166,210	1,400
	Universal Robina Corp.	553,990	929
	Globe Telecom Inc.	19,551	721
	DMCI Holdings Inc.	2,689,700	517
	Semirara Mining & Power Corp.	772,520	432
	LT Group Inc.	1,703,200	302
*	Megaworld Corp.	6,440,000	256
*,3	Metro Pacific Investments Corp.	30,000	3
			15,428
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	535,110	7,435
	ORLEN SA	364,557	4,760

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Powszechny Zaklad Ubezpieczen SA	354,370	3,514
	Bank Polska Kasa Opieki SA	99,073	3,466
	Santander Bank Polska SA	24,676	2,767
	LPP SA	697	2,537
			24,479
Portugal (0.2%)
	EDP SA	1,905,922	7,504
	Galp Energia SGPS SA	273,115	4,668
	Jeronimo Martins SGPS SA	173,578	3,367
			15,539
Qatar (0.5%)
	Qatar National Bank QPSC	2,817,965	13,412
	Qatar Islamic Bank QPSC	1,051,736	5,914
	Industries Qatar QSC	1,000,810	3,664
	Commercial Bank PSQC	2,173,698	2,537
	Masraf Al Rayan QSC	3,875,414	2,522
	Qatar International Islamic Bank QSC	760,342	2,189
	Qatar Navigation QSC	658,342	2,069
	Qatar Gas Transport Co. Ltd.	1,729,950	2,033
	Mesaieed Petrochemical Holding Co.	3,861,523	1,677
	Ooredoo QPSC	515,880	1,619
	Qatar Fuel QSC	364,834	1,535
	Qatar Electricity & Water Co. QSC	284,765	1,268
	Dukhan Bank	1,088,007	1,102
	Barwa Real Estate Co.	1,255,409	984
	Vodafone Qatar QSC	1,162,906	594
	Qatar Aluminum Manufacturing Co.	1,441,054	507
			43,626
Romania (0.1%)
	Banca Transilvania SA	504,451	3,115
	OMV Petrom SA	10,847,330	1,756
	Societatea Nationala Nuclearelectrica SA	42,394	400
	Societatea Energetica Electrica SA	97,088	271
			5,542
Russia (0.0%)
*,3	Inter Rao Ues PJSC	11,522,470	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	GMK Norilskiy Nickel PAO	1,145,800	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
*,3	PhosAgro PJSC (MISX)	7,446	—
*,3	United Co. RUSAL International PJSC	796,030	—
*,3	Unipro PJSC	4,903,000	—
*,3	Polyus PJSC	9,549	—
*,3	RusHydro PJSC	41,940,310	—
*,3	Rostelecom PJSC	343,830	—
*,3	Tatneft PJSC	243,415	—
*,3	Novolipetsk Steel PJSC	373,254	—
*,3	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
*,3	Novatek PJSC	356,672	—
*,3	Gazprom PJSC	2,023,010	—
*,3	Mosenergo PJSC	1,739,000	—
*,3	Federal Grid Co. - Rosseti PJSC	83,950,000	—
*,3	Lukoil PJSC	76,646	—
*,3	Rosneft Oil Co. PJSC	211,479	—
*,3	Magnitogorsk Iron & Steel Works PJSC	732,540	—
*,3	Sistema AFK PAO	903,430	—
*,3	Severstal PAO PJSC	28,686	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.3%)
[2]	Saudi Arabian Oil Co.	2,849,031	20,465
	Saudi National Bank	1,844,377	16,214
	Saudi Telecom Co.	1,136,954	12,760

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Saudi Basic Industries Corp.	567,814	10,984
	Riyad Bank	934,029	6,384
	Alinma Bank	772,509	5,772
	Saudi Awwal Bank	599,459	5,396
	SABIC Agri-Nutrients Co.	147,529	4,462
	Etihad Etisalat Co.	237,175	3,266
	Banque Saudi Fransi	369,605	3,061
	Arab National Bank	557,348	2,803
	Saudi Electricity Co.	493,000	2,148
	Yanbu National Petrochemical Co.	170,804	1,807
	Sahara International Petrochemical Co.	220,938	1,545
	Saudi Investment Bank	383,718	1,345
	Jarir Marketing Co.	368,490	1,296
	Saudi Industrial Investment Group	238,168	1,128
	Nahdi Medical Co.	32,582	1,069
	Saudi Aramco Base Oil Co.	31,910	993
	Abdullah Al Othaim Markets Co.	270,061	848
*	Advanced Petrochemical Co.	78,448	759
	Power & Water Utility Co. for Jubail & Yanbu	48,161	752
	United Electronics Co.	26,534	711
[2]	Arabian Centres Co. Ltd.	106,678	584
	Arabian Drilling Co.	17,542	513
	Saudi Cement Co.	47,066	503
	Qassim Cement Co.	32,993	459
			108,027
Singapore (1.5%)
	DBS Group Holdings Ltd.	1,273,785	36,933
	Oversea-Chinese Banking Corp. Ltd.	2,216,400	25,429
	United Overseas Bank Ltd.	760,145	18,478
	Singapore Telecommunications Ltd.	4,728,588	11,156
	Singapore Exchange Ltd.	523,732	4,488
	Keppel Ltd.	881,712	4,245
	Singapore Airlines Ltd.	870,100	4,244
	Singapore Technologies Engineering Ltd.	964,000	3,305
	Capitaland Investment Ltd.	1,476,000	3,118
	Wilmar International Ltd.	1,274,900	3,077
	Genting Singapore Ltd.	3,617,700	2,278
	Thai Beverage PCL	5,183,100	2,073
	Venture Corp. Ltd.	161,300	1,618
	ComfortDelGro Corp. Ltd.	1,239,300	1,375
	NetLink NBN Trust	1,774,200	1,200
	Jardine Cycle & Carriage Ltd.	45,600	955
	Olam Group Ltd.	739,600	597
	Hutchison Port Holdings Trust	3,485,500	546
	SIA Engineering Co. Ltd.	192,400	352
	StarHub Ltd.	342,800	309
			125,776
South Africa (1.1%)
[1]	FirstRand Ltd.	3,151,132	13,845
	Standard Bank Group Ltd.	836,075	11,511
	Gold Fields Ltd.	557,366	9,192
	MTN Group Ltd.	1,131,727	5,621
	Sanlam Ltd.	1,118,360	5,572
	Shoprite Holdings Ltd.	301,341	5,204
	Absa Group Ltd.	523,062	5,013
	Nedbank Group Ltd.	295,246	5,004
	Bidvest Group Ltd.	216,971	3,511
*	Impala Platinum Holdings Ltd.	501,082	3,307
	Vodacom Group Ltd.	368,422	2,307
	Mr Price Group Ltd.	157,155	2,292
	Old Mutual Ltd.	3,110,963	2,148
	Woolworths Holdings Ltd.	558,840	2,072
	Sasol Ltd.	366,097	2,058
*	Sibanye Stillwater Ltd.	1,762,960	2,055
	Outsurance Group Ltd.	523,769	1,793
	Foschini Group Ltd.	203,651	1,779
	Anglo American Platinum Ltd.	44,096	1,733
	Northam Platinum Holdings Ltd.	220,011	1,628
	Tiger Brands Ltd.	103,283	1,391

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Investec Ltd.	160,233	1,251
	Exxaro Resources Ltd.	124,698	1,176
	African Rainbow Minerals Ltd.	65,783	662
	Kumba Iron Ore Ltd.	34,243	649
	Santam Ltd.	25,324	534
			93,308
South Korea (1.3%)
	KB Financial Group Inc.	212,422	13,822
	Hyundai Motor Co.	86,002	13,247
	Shinhan Financial Group Co. Ltd.	305,859	11,393
	Kia Corp.	156,117	10,324
	Hana Financial Group Inc.	165,311	7,132
	Samsung Fire & Marine Insurance Co. Ltd.	20,524	4,976
	KT&G Corp.	62,582	4,971
	Korea Zinc Co. Ltd.	6,090	4,388
	Woori Financial Group Inc.	377,387	4,201
	Samsung Life Insurance Co. Ltd.	46,734	3,420
	LG Corp.	54,939	3,002
	SK Inc.	21,886	2,342
	HMM Co. Ltd.	181,989	2,248
	DB Insurance Co. Ltd.	27,831	2,194
	Hyundai Glovis Co. Ltd.	23,454	2,064
	Industrial Bank of Korea	173,446	1,767
	HD Hyundai Co. Ltd.	26,282	1,516
	Korea Investment Holdings Co. Ltd.	23,852	1,324
	Samsung Securities Co. Ltd.	39,496	1,303
	BNK Financial Group Inc.	174,853	1,192
	Mirae Asset Securities Co. Ltd.	169,594	1,106
	Kumho Petrochemical Co. Ltd.	10,347	1,065
	S-Oil Corp.	25,657	1,064
	LG Uplus Corp.	128,491	931
	Fila Holdings Corp.	32,205	930
	Kangwon Land Inc.	67,877	876
	GS Holdings Corp.	28,829	859
	NH Investment & Securities Co. Ltd.	84,762	816
	Doosan Bobcat Inc.	30,179	813
	Hyundai Marine & Fire Insurance Co. Ltd.	36,133	793
	S-1 Corp.	12,274	574
	Cheil Worldwide Inc.	42,959	573
	Samsung Card Co. Ltd.	19,017	554
	DGB Financial Group Inc.	90,697	535
*	GS Engineering & Construction Corp.	37,740	485
	OCI Holdings Co. Ltd.	9,224	457
	Hanwha Life Insurance Co. Ltd.	213,994	457
	Hyundai Doosan Infracore Co. Ltd.	91,460	438
	KEPCO Plant Service & Engineering Co. Ltd.	12,771	413
	BGF retail Co. Ltd.	4,896	410
	GS Retail Co. Ltd.	26,121	409
	Dongsuh Cos. Inc.	19,201	369
	Lotte Shopping Co. Ltd.	6,705	319
	Hite Jinro Co. Ltd.	18,461	283
	Lotte Corp.	15,823	274
	Hanon Systems	94,359	269
			112,898
Spain (3.0%)
	Iberdrola SA (XMAD)	3,801,182	56,465
	Banco Santander SA	9,489,256	46,359
	Industria de Diseno Textil SA	662,629	37,779
	Banco Bilbao Vizcaya Argentaria SA	3,593,377	35,771
	CaixaBank SA	2,505,135	15,266
	Telefonica SA	2,666,252	12,512
[2]	Aena SME SA	44,291	9,816
	Repsol SA	745,865	9,337
	Banco de Sabadell SA	3,305,903	6,448
	Redeia Corp. SA	271,572	5,028
	Endesa SA	199,851	4,313
	Bankinter SA	406,548	3,317
	Enagas SA	161,935	2,297
	Naturgy Energy Group SA	80,272	1,998

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Acciona SA	14,467	1,856
Mapfre SA	622,659	1,780
		250,342
Sweden (1.5%)
Volvo AB Class B	1,020,255	26,574
Telefonaktiebolaget LM Ericsson Class B	1,750,986	14,681
Skandinaviska Enskilda Banken AB Class A	949,372	13,408
Swedbank AB Class A	544,698	11,052
Essity AB Class B	379,716	10,730
Svenska Handelsbanken AB Class A	898,770	9,339
H & M Hennes & Mauritz AB Class B	374,102	5,577
Boliden AB	171,422	5,363
Telia Co. AB	1,546,170	4,497
Skanska AB Class B	219,115	4,461
SKF AB Class B	212,170	4,024
Securitas AB Class B	308,287	3,627
Tele2 AB Class B	337,901	3,546
Volvo AB Class A	87,653	2,300
SSAB AB Class B	431,070	2,033
Husqvarna AB Class B	222,185	1,435
SSAB AB Class A	81,304	391
Skandinaviska Enskilda Banken AB Class C	22,110	317
Sagax AB Class D	77,886	233
Svenska Handelsbanken AB Class B	4,274	58
Telefonaktiebolaget LM Ericsson Class A	11	—
		123,646
Switzerland (7.7%)
Nestle SA (Registered)	1,626,022	153,647
Roche Holding AG	452,586	140,258
Novartis AG (Registered)	1,289,565	139,926
Zurich Insurance Group AG	91,124	53,727
Holcim AG	353,736	34,737
Swiss Re AG	183,132	23,384
Partners Group Holding AG	13,978	19,231
Swiss Life Holding AG (Registered)	18,250	14,861
SGS SA (Registered)	93,921	9,943
Swisscom AG (Registered)	15,978	9,735
Julius Baer Group Ltd.	128,069	7,808
Baloise Holding AG (Registered)	28,264	5,409
Swiss Prime Site AG (Registered)	47,064	5,106
Swatch Group AG (Bearer)	23,401	4,802
PSP Swiss Property AG (Registered)	27,789	3,946
Helvetia Holding AG (Registered)	21,974	3,712
Roche Holding AG (Bearer)	9,865	3,353
Adecco Group AG (Registered)	102,138	3,195
Clariant AG (Registered)	143,989	2,001
Banque Cantonale Vaudoise (Registered)	17,960	1,790
DKSH Holding AG	21,964	1,569
Swatch Group AG (Registered)	4,117	167
		642,307
Taiwan (4.2%)
Hon Hai Precision Industry Co. Ltd.	7,543,000	48,349
MediaTek Inc.	936,000	36,437
Quanta Computer Inc.	1,675,000	15,211
Fubon Financial Holding Co. Ltd.	5,162,218	14,420
Cathay Financial Holding Co. Ltd.	5,845,973	12,346
CTBC Financial Holding Co. Ltd.	10,334,120	11,456
United Microelectronics Corp.	7,453,000	10,753
Chunghwa Telecom Co. Ltd.	2,416,000	9,171
Mega Financial Holding Co. Ltd.	7,424,741	9,046
ASE Technology Holding Co. Ltd.	1,865,171	8,796
Uni-President Enterprises Corp.	3,019,000	8,454
Asustek Computer Inc.	444,268	7,845
Yuanta Financial Holding Co. Ltd.	7,812,566	7,836
First Financial Holding Co. Ltd.	6,960,255	5,861
Wistron Corp.	1,717,656	5,773
Novatek Microelectronics Corp.	361,000	5,578
SinoPac Financial Holdings Co. Ltd.	7,445,294	5,285
Hua Nan Financial Holdings Co. Ltd. Class C	6,498,156	5,124

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Largan Precision Co. Ltd.	64,000	4,483
	Realtek Semiconductor Corp.	302,000	4,431
	Chailease Holding Co. Ltd.	910,479	4,264
	Nan Ya Plastics Corp.	3,275,000	4,220
	TCC Group Holdings Co. Ltd.	4,165,119	4,138
	Taishin Financial Holding Co. Ltd.	7,764,261	4,125
	Evergreen Marine Corp. Taiwan Ltd.	645,800	4,092
	Pegatron Corp.	1,302,000	3,948
	Lite-On Technology Corp.	1,252,194	3,925
	Formosa Plastics Corp.	2,386,879	3,500
	Taiwan Mobile Co. Ltd.	940,000	3,313
	President Chain Store Corp.	353,000	3,241
	Wiwynn Corp.	55,000	3,127
	Far EasTone Telecommunications Co. Ltd.	1,110,000	3,065
	Shanghai Commercial & Savings Bank Ltd.	2,362,677	2,935
	Compal Electronics Inc.	2,552,000	2,801
	Catcher Technology Co. Ltd.	377,672	2,749
	Formosa Chemicals & Fibre Corp.	2,130,000	2,541
	Micro-Star International Co. Ltd.	429,000	2,347
	AUO Corp.	4,407,000	2,270
	Inventec Corp.	1,618,994	2,239
	Yang Ming Marine Transport Corp.	1,089,000	2,236
	Acer Inc.	1,796,000	2,226
	Asia Cement Corp.	1,512,000	2,197
	Far Eastern New Century Corp.	1,849,000	2,134
	WPG Holdings Ltd.	928,000	2,108
	Eclat Textile Co. Ltd.	125,200	2,093
	Globalwafers Co. Ltd.	159,000	2,070
	Eva Airways Corp.	1,696,000	1,959
	Synnex Technology International Corp.	852,000	1,871
	Chicony Electronics Co. Ltd.	370,370	1,868
[1]	Vanguard International Semiconductor Corp.	622,712	1,838
	Foxconn Technology Co. Ltd.	691,190	1,710
	Cheng Shin Rubber Industry Co. Ltd.	1,165,994	1,675
	Powertech Technology Inc.	423,000	1,647
	Pou Chen Corp.	1,389,000	1,624
	Sino-American Silicon Products Inc.	318,000	1,539
	Walsin Lihwa Corp.	1,673,000	1,533
	Wan Hai Lines Ltd.	577,000	1,528
	Zhen Ding Technology Holding Ltd.	393,000	1,355
	Feng TAY Enterprise Co. Ltd.	308,273	1,355
	Formosa Petrochemical Corp.	855,000	1,280
	Teco Electric and Machinery Co. Ltd.	837,000	1,279
	ASE Technology Holding Co. Ltd. ADR	132,778	1,269
	Nien Made Enterprise Co. Ltd.	85,000	1,267
	Giant Manufacturing Co. Ltd.	194,967	1,099
	Taiwan Fertilizer Co. Ltd.	445,000	789
	Eternal Materials Co. Ltd.	763,000	736
	Taiwan Secom Co. Ltd.	167,000	707
	Yulon Motor Co. Ltd.	365,288	646
	Far Eastern International Bank	1,508,905	617
	Transcend Information Inc.	188,000	560
	Nan Ya Printed Circuit Board Corp.	136,000	549
	U-Ming Marine Transport Corp.	254,000	438
	Formosa Taffeta Co. Ltd.	658,000	405
	China Motor Corp.	153,000	325
[1]	Formosa Sumco Technology Corp.	38,000	139
	Yulon Nissan Motor Co. Ltd.	13,000	44
			348,210
Thailand (0.6%)
	PTT PCL	9,024,900	8,966
	Advanced Info Service PCL	704,404	5,734
	SCB X PCL	1,078,200	3,626
	PTT Exploration & Production PCL	875,130	3,287
	Kasikornbank PCL NVDR	724,200	3,139
	Siam Cement PCL (Registered)	459,550	2,861
	Krung Thai Bank PCL	3,922,900	2,383
	Kasikornbank PCL	383,300	1,661
	TMBThanachart Bank PCL	27,857,800	1,470

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Intouch Holdings PCL Class F	399,341	1,266
	Banpu PCL (Registered)	5,531,150	1,024
	Home Product Center PCL	3,506,700	991
	PTT Global Chemical PCL	1,239,600	955
*	BTS Group Holdings PCL	6,422,756	942
	Thai Union Group PCL Class F	2,085,700	927
	Bangkok Bank PCL (Registered)	203,200	884
	Land & Houses PCL (Registered)	5,135,600	883
	Thai Oil PCL	702,440	854
	Indorama Ventures PCL	1,099,700	844
	Ratch Group PCL	783,950	749
	Bangkok Bank PCL NVDR	164,800	717
	Srisawad Corp. PCL	563,810	712
	Electricity Generating PCL	153,800	547
	Thai Life Insurance PCL	1,604,600	533
	Osotspa PCL	865,400	530
	Intouch Holdings PCL NVDR	153,800	488
	Berli Jucker PCL	646,300	460
	IRPC PCL	6,107,000	278
	Siam City Cement PCL	17,000	84
			47,795
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	276,311	3,770
	Akbank TAS	1,950,716	2,884
	KOC Holding A/S	539,169	2,659
	Turkiye Petrol Rafinerileri A/S	561,269	2,372
	Haci Omer Sabanci Holding A/S	847,877	2,061
	Turkcell Iletisim Hizmetleri A/S	744,683	1,841
	Turkiye Is Bankasi A/S Class C	4,878,254	1,677
	Yapi ve Kredi Bankasi A/S	2,062,843	1,475
	Ford Otomotiv Sanayi A/S	40,797	1,165
	Turkiye Garanti Bankasi A/S	368,743	1,153
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	97,386	544
	Tofas Turk Otomobil Fabrikasi A/S	75,229	413
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	173,484	386
	Turk Traktor ve Ziraat Makineleri A/S	16,134	340
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	460,062	331
	Dogus Otomotiv Servis ve Ticaret A/S	46,053	283
*	Tekfen Holding A/S	120,913	266
[2]	Enerjisa Enerji A/S	161,046	260
	Aksa Akrilik Kimya Sanayii A/S	910,920	222
	Turkiye Sigorta A/S	565,980	213
	Sok Marketler Ticaret A/S	184,657	212
	Aygaz A/S	34,802	153
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	266,899	134
	Akcansa Cimento A/S	26,388	120
	Galata Wind Enerji A/S	99,926	73
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	23,932	58
	Enka Insaat ve Sanayi A/S	1	—
			25,065
United Arab Emirates (0.8%)
	Emirates Telecommunications Group Co. PJSC	2,206,107	10,646
	First Abu Dhabi Bank PJSC	2,802,963	10,017
	Emaar Properties PJSC	4,224,700	9,989
	Emirates NBD Bank PJSC	1,150,276	5,946
	Aldar Properties PJSC	2,298,162	4,764
	Abu Dhabi Commercial Bank PJSC	1,842,130	4,478
	Dubai Electricity & Water Authority PJSC	5,467,363	3,704
	Abu Dhabi Islamic Bank PJSC	919,354	3,151
	Dubai Islamic Bank PJSC	1,812,370	3,080
	ADNOC Drilling Co. PJSC	1,558,859	2,152
	Abu Dhabi National Oil Co. for Distribution PJSC	1,789,291	1,756
	Salik Co. PJSC	1,163,178	1,519
	ADNOC Logistics & Services	871,462	1,375
	Emaar Development PJSC	529,178	1,335
	Borouge plc	1,910,114	1,325
	Air Arabia PJSC	1,442,959	1,128
	Dubai Investments PJSC	1,244,434	718
	Emirates Central Cooling Systems Corp.	1,328,877	633

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Fertiglobe plc	824,326	607
			68,323
United Kingdom (12.0%)
	Shell plc (XLON)	3,980,842	132,910
	HSBC Holdings plc	11,704,751	107,426
	Unilever plc (XLON)	1,556,803	94,968
	BP plc	10,401,401	50,871
	GSK plc	2,524,666	45,592
	British American Tobacco plc	1,261,366	44,109
	Rio Tinto plc	674,844	43,614
*	Glencore plc	7,675,047	40,253
	National Grid plc	3,085,452	38,741
	BAE Systems plc	1,917,543	30,906
	Barclays plc	9,312,563	28,548
	Lloyds Banking Group plc	39,405,015	27,048
	Reckitt Benckiser Group plc	441,435	26,779
	Anglo American plc	786,356	24,377
	3i Group plc	586,566	24,054
	NatWest Group plc	4,202,145	19,911
	Tesco plc	4,391,424	19,391
	Smurfit WestRock plc	324,206	16,758
	Imperial Brands plc	539,445	16,279
	SSE plc	690,940	15,700
	Standard Chartered plc	1,326,903	15,387
	Vodafone Group plc	13,589,712	12,637
	Legal & General Group plc	3,765,297	10,561
	Aviva plc	1,700,167	9,963
	BT Group plc	3,985,593	7,117
	WPP plc	676,540	7,111
	DS Smith plc	869,163	6,111
	Admiral Group plc	183,426	6,070
	United Utilities Group plc	437,048	5,768
	Severn Trent plc	168,867	5,586
	Centrica plc	3,315,370	5,019
	Barratt Developments plc	857,041	4,938
	Coca-Cola HBC AG	128,886	4,510
	Mondi plc	277,437	4,493
	Kingfisher plc	1,179,323	4,460
	Intermediate Capital Group plc	165,652	4,400
	Taylor Wimpey plc	2,222,885	4,203
	J Sainsbury plc	1,195,203	4,115
	DCC plc	62,386	3,947
	Persimmon plc	200,293	3,796
	Berkeley Group Holdings plc	63,938	3,649
	St. James's Place plc	346,021	3,630
	M&G plc	1,382,168	3,463
	Hargreaves Lansdown plc	238,710	3,350
	Phoenix Group Holdings plc	474,229	3,013
	B&M European Value Retail SA	587,392	2,939
	Endeavour Mining plc	126,953	2,847
	Schroders plc	552,719	2,449
	Burberry Group plc	227,683	2,314
[2]	Airtel Africa plc	747,698	982
*,3	Evraz plc	193,110	—
			1,007,063
Total Common Stocks (Cost $7,185,249)			8,250,835
Preferred Stocks (1.0%)
	Petroleo Brasileiro SA Preference Shares	3,448,083	21,419
	Itau Unibanco Holding SA Preference Shares	2,712,007	16,429
	Volkswagen AG Preference Shares	112,529	10,922
	Banco Bradesco SA Preference Shares	3,265,717	8,118
	Itausa SA Preference Shares	3,420,277	6,277
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	85,928	3,293
	Bayerische Motoren Werke AG Preference Shares	37,316	2,746
	Gerdau SA Preference Shares	819,170	2,593
	Hyundai Motor Co. Preference Shares (XKRX)	20,771	2,400
	Hyundai Motor Co. Preference Shares	15,582	1,760
	Centrais Eletricas Brasileiras SA Preference Shares Class B	178,700	1,305

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Cia Paranaense de Energia - Copel Preference Shares Class B	765,600	1,299
	Cia Energetica de Minas Gerais Preference Shares	646,202	1,271
	Metalurgica Gerdau SA Preference Shares	425,800	756
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	174,892	735
	Embotelladora Andina SA Preference Shares Class B	242,395	719
	Bradespar SA Preference Shares	158,907	540
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	1,830	345
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	285,100	326
	Unipar Carbocloro SA Preference Shares Class B	30,690	237
	CJ CheilJedang Corp. Preference Shares	1,835	175
	Amorepacific Corp. (XKRX) Preference Shares	6,541	157
	Hanwha Corp. Preference Shares	11,497	125
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	5,041	15
*,3	Transneft PJSC Preference Shares	52,700	—
*,3	Tatneft PJSC Preference Shares	51,803	—
*,3	Surgutneftegas PJSC Preference Shares	2,513,070	—
Total Preferred Stocks (Cost $93,186)			83,962
Rights (0.0%)
*	Shougang Fushan Resources Group Ltd. Exp. 11/5/24 (Cost $—)	35,138	1
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.834% (Cost $27,926)	279,328	27,930
Total Investments (99.8%) (Cost $7,306,361)			8,362,728
Other Assets and Liabilities—Net (0.2%)			19,201
Net Assets (100%)			8,381,929
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,039,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $102,750,000, representing 1.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $27,282,000 was received for securities on loan, of which $26,179,000 is held in Vanguard Market Liquidity Fund and $1,103,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	December 2024	70	7,336	(194)
MSCI EAFE Index	December 2024	151	17,744	(714)
MSCI Emerging Markets Index	December 2024	121	6,815	38
S&P TSX 60 Index	December 2024	26	5,405	86
				(784)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	12/18/24	AUD	7,654	USD	5,276	—	(237)
Standard Chartered Bank	12/18/24	AUD	4,899	USD	3,356	—	(130)
State Street Bank & Trust Co.	12/18/24	BRL	10,318	USD	1,838	—	(64)
Toronto-Dominion Bank	12/18/24	CAD	10,130	USD	7,485	—	(197)

International High Dividend Yield Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/18/24	EUR	2,952	USD	3,227	—	(9)
UBS AG	12/18/24	GBP	4,803	USD	6,434	—	(241)
Bank of Montreal	12/18/24	GBP	2,049	USD	2,681	—	(40)
State Street Bank & Trust Co.	12/18/24	INR	468,352	USD	5,560	—	(1)
UBS AG	12/18/24	KRW	4,929,892	USD	3,650	—	(57)
State Street Bank & Trust Co.	12/18/24	KRW	2,392,888	USD	1,739	5	—
JPMorgan Chase Bank, N.A.	12/18/24	TWD	98,900	USD	3,093	21	—
Barclays Bank plc	12/18/24	USD	5,820	AUD	8,748	60	—
Royal Bank of Canada	12/18/24	USD	3,991	AUD	5,935	84	—
Goldman Sachs International	12/18/24	USD	4,938	BRL	28,195	88	—
Toronto-Dominion Bank	12/18/24	USD	4,322	CAD	5,818	136	—
Deutsche Bank AG	12/18/24	USD	7,030	CHF	5,888	173	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	8,043	EUR	7,263	125	—
UBS AG	12/18/24	USD	3,600	GBP	2,737	70	—
State Street Bank & Trust Co.	12/18/24	USD	892	HKD	6,929	—	—
State Street Bank & Trust Co.	12/18/24	USD	13,913	JPY	1,994,071	702	—
BNP Paribas	12/18/24	USD	1,535	JPY	217,003	97	—
UBS AG	12/18/24	USD	7,180	KRW	9,629,939	162	—
Bank of Montreal	12/18/24	USD	138	SEK	1,420	4	—
Goldman Sachs International	12/18/24	USD	5,347	TWD	169,673	6	—
						1,733	(976)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $551,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,278,435)	8,334,798
Affiliated Issuers (Cost $27,926)	27,930
Total Investments in Securities	8,362,728
Investment in Vanguard	236
Cash	1,683
Cash Collateral Pledged—Futures Contracts	1,400
Foreign Currency, at Value (Cost $6,267)	5,836
Receivables for Accrued Income	47,191
Receivables for Capital Shares Issued	1,086
Unrealized Appreciation—Forward Currency Contracts	1,733
Total Assets	8,421,893
Liabilities
Payables for Investment Securities Purchased	784
Collateral for Securities on Loan	27,282
Payables for Capital Shares Redeemed	333
Payables to Vanguard	1,191
Variation Margin Payable—Futures Contracts	257
Unrealized Depreciation—Forward Currency Contracts	976
Deferred Foreign Capital Gains Taxes	9,141
Total Liabilities	39,964
Net Assets	8,381,929
1 Includes $23,039,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	7,539,284
Total Distributable Earnings (Loss)	842,645
Net Assets	8,381,929

ETF Shares—Net Assets
Applicable to 111,993,748 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,887,058
Net Asset Value Per Share—ETF Shares	$70.42

Admiral™ Shares—Net Assets
Applicable to 14,493,087 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	494,871
Net Asset Value Per Share—Admiral Shares	$34.15

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	366,226
Interest[2]	539
Securities Lending—Net	1,703
Total Income	368,468
Expenses
The Vanguard Group—Note B
Investment Advisory Services	462
Management and Administrative—ETF Shares	13,984
Management and Administrative—Admiral Shares	937
Marketing and Distribution—ETF Shares	335
Marketing and Distribution—Admiral Shares	24
Custodian Fees	1,028
Auditing Fees	44
Shareholders’ Reports and Proxy Fees—ETF Shares	366
Shareholders’ Reports and Proxy Fees—Admiral Shares	8
Trustees’ Fees and Expenses	5
Other Expenses	388
Total Expenses	17,581
Expenses Paid Indirectly	(11)
Net Expenses	17,570
Net Investment Income	350,898
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(56,638)
Futures Contracts	4,864
Forward Currency Contracts	1,838
Foreign Currencies	(190)
Realized Net Gain (Loss)	(50,126)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	1,251,051
Futures Contracts	951
Forward Currency Contracts	232
Foreign Currencies	(213)
Change in Unrealized Appreciation (Depreciation)	1,252,021
Net Increase (Decrease) in Net Assets Resulting from Operations	1,552,793
1	Dividends are net of foreign withholding taxes of $27,376,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $285,000, ($18,000), less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $768,000.
4	Includes $12,005,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $6,778,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	350,898	290,488
Realized Net Gain (Loss)	(50,126)	(60,034)
Change in Unrealized Appreciation (Depreciation)	1,252,021	434,847
Net Increase (Decrease) in Net Assets Resulting from Operations	1,552,793	665,301
Distributions
ETF Shares	(341,250)	(268,252)
Admiral Shares	(22,484)	(20,696)
Total Distributions	(363,734)	(288,948)
Capital Share Transactions
ETF Shares	606,454	1,631,404
Admiral Shares	(9,257)	(29,756)
Net Increase (Decrease) from Capital Share Transactions	597,197	1,601,648
Total Increase (Decrease)	1,786,256	1,978,001
Net Assets
Beginning of Period	6,595,673	4,617,672
End of Period	8,381,929	6,595,673

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.80	$54.67	$67.77	$50.47	$61.27
Investment Operations
Net Investment Income[1]	3.064	2.908	3.259	2.824	2.076
Net Realized and Unrealized Gain (Loss) on Investments[2]	10.742	5.072	(13.260)	16.986	(10.944)
Total from Investment Operations	13.806	7.980	(10.001)	19.810	(8.868)
Distributions
Dividends from Net Investment Income	(3.186)	(2.850)	(3.099)	(2.510)	(1.932)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.186)	(2.850)	(3.099)	(2.510)	(1.932)
Net Asset Value, End of Period	$70.42	$59.80	$54.67	$67.77	$50.47
Total Return	23.39%	14.53%	-15.16%	39.55%	-14.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,887	$6,167	$4,198	$3,061	$1,325
Ratio of Total Expenses to Average Net Assets	0.22%[3]	0.22%[3]	0.22%[3]	0.22%	0.28%[3]
Ratio of Net Investment Income to Average Net Assets	4.48%	4.68%	5.24%	4.29%	3.81%
Portfolio Turnover Rate[4]	11%	8%	16%	18%	20%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.00, and $.03.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%, 0.22%, 0.22%, and 0.27%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$28.99	$26.51	$32.85	$24.45	$29.69
Investment Operations
Net Investment Income[1]	1.479	1.390	1.559	1.329	1.034
Net Realized and Unrealized Gain (Loss) on Investments[2]	5.225	2.470	(6.398)	8.286	(5.336)
Total from Investment Operations	6.704	3.860	(4.839)	9.615	(4.302)
Distributions
Dividends from Net Investment Income	(1.544)	(1.380)	(1.501)	(1.215)	(.938)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.544)	(1.380)	(1.501)	(1.215)	(.938)
Net Asset Value, End of Period	$34.15	$28.99	$26.51	$32.85	$24.45
Total Return[3]	23.44%	14.47%	-15.11%	39.59%	-14.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$495	$429	$420	$395	$267
Ratio of Total Expenses to Average Net Assets	0.22%[4]	0.22%[4]	0.22%[4]	0.22%	0.28%[4]
Ratio of Net Investment Income to Average Net Assets	4.47%	4.62%	5.15%	4.19%	3.99%
Portfolio Turnover Rate[5]	11%	8%	16%	18%	20%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%, 0.22%, 0.22%, and 0.27%, respectively.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard International High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International High Dividend Yield Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $236,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

International High Dividend Yield Index Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $11,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	863,100	15,517	—	878,617
Common Stocks—Other	5,595	7,366,620	3	7,372,218
Preferred Stocks	61,305	22,657	—	83,962
Rights	1	—	—	1
Temporary Cash Investments	27,930	—	—	27,930
Total	957,931	7,404,794	3	8,362,728
Derivative Financial Instruments
Assets
Futures Contracts[1]	124	—	—	124
Forward Currency Contracts	—	1,733	—	1,733
Total	124	1,733	—	1,857
Liabilities
Futures Contracts[1]	(908)	—	—	(908)
Forward Currency Contracts	—	(976)	—	(976)
Total	(908)	(976)	—	(1,884)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	124	—	124
Unrealized Appreciation—Forward Currency Contracts	—	1,733	1,733
Total Assets	124	1,733	1,857

Unrealized Depreciation—Futures Contracts[1]	(908)	—	(908)
Unrealized Depreciation—Forward Currency Contracts	—	(976)	(976)
Total Liabilities	(908)	(976)	(1,884)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	4,864	—	4,864
Forward Currency Contracts	—	1,838	1,838
Realized Net Gain (Loss) on Derivatives	4,864	1,838	6,702

International High Dividend Yield Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	951	—	951
Forward Currency Contracts	—	232	232
Change in Unrealized Appreciation (Depreciation) on Derivatives	951	232	1,183
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	11,806
Total Distributable Earnings (Loss)	(11,806)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	75,872
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	976,654
Capital Loss Carryforwards	(213,294)
Qualified Late-Year Losses	—
Other Temporary Differences	3,413
Total	842,645
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	363,734	288,948
Long-Term Capital Gains	—	—
Total	363,734	288,948
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,375,905
Gross Unrealized Appreciation	1,508,259
Gross Unrealized Depreciation	(521,324)
Net Unrealized Appreciation (Depreciation)	986,935
G.	During the year ended October 31, 2024, the fund purchased $1,240,327,000 of investment securities and sold $891,465,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $259,867,000 and $30,459,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

International High Dividend Yield Index Fund
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	642,034	9,363	1,631,404	26,347
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(35,580)	(500)	—	—
Net Increase (Decrease)—ETF Shares	606,454	8,863	1,631,404	26,347
Admiral Shares
Issued[1]	56,267	1,710	75,920	2,522
Issued in Lieu of Cash Distributions	12,882	392	12,227	409
Redeemed[2]	(78,406)	(2,403)	(117,903)	(3,966)
Net Increase (Decrease)—Admiral Shares	(9,257)	(301)	(29,756)	(1,035)
1	Includes purchase fees for fiscal 2024 and 2023 of $142,000 and $189,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2024 and 2023 of $138,000 and $137,000, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2024, one shareholder was a record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund (two of the funds constituting Vanguard Whitehall Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
International Dividend Appreciation Index Fund	94,782
International High Dividend Yield Index Fund	230,084
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
International Dividend Appreciation Index Fund	262
International High Dividend Yield Index Fund	111
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
International Dividend Appreciation Index Fund	153,816	14,531
International High Dividend Yield Index Fund	393,574	28,500

Q20150 122024

Financial Statements
For the year ended October 31, 2024
Vanguard International Dividend Growth Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	10
Tax information	11

International Dividend Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (96.9%)
Canada (7.0%)
Intact Financial Corp.	22,298	4,258
Canadian National Railway Co.	34,181	3,691
		7,949
Finland (2.7%)
Kone OYJ Class B	54,518	2,990
France (10.8%)
Capgemini SE	19,110	3,315
Schneider Electric SE	11,337	2,937
AXA SA	68,048	2,555
Vinci SA	20,293	2,273
LVMH Moet Hennessy Louis Vuitton SE	1,697	1,130
		12,210
Germany (7.3%)
Symrise AG	34,931	4,203
Merck KGaA	24,612	4,069
		8,272
Hong Kong (2.3%)
AIA Group Ltd.	329,229	2,599
Japan (15.3%)
Chugai Pharmaceutical Co. Ltd.	81,970	3,900
Keyence Corp.	7,994	3,609
Hoya Corp.	23,771	3,180
Kao Corp.	66,501	2,931
KDDI Corp.	71,275	2,222
Astellas Pharma Inc.	122,258	1,432
		17,274
Netherlands (3.2%)
Heineken NV	44,246	3,629
Spain (5.4%)
Iberdrola SA (XMAD)	214,988	3,193
Industria de Diseno Textil SA	50,455	2,877
		6,070
Sweden (2.6%)
Assa Abloy AB Class B	94,959	2,975
Switzerland (14.3%)
Sika AG (Registered)	12,632	3,518
Novartis AG (Registered)	30,965	3,360
Roche Holding AG	10,627	3,293
Nestle SA (Registered)	32,924	3,111
Chocoladefabriken Lindt & Spruengli AG	247	2,914
		16,196
United Kingdom (23.0%)
Experian plc	83,303	4,066
Unilever plc	56,486	3,449
Diageo plc	102,590	3,168
Compass Group plc	93,393	3,033
AstraZeneca plc	20,373	2,899
BAE Systems plc	168,564	2,717
Reckitt Benckiser Group plc	41,597	2,523
Smith & Nephew plc	138,069	1,717
Shell plc (XLON)	41,602	1,389
Prudential plc (XLON)	116,522	970
		25,931
1

International Dividend Growth Fund
		Shares	Market Value• ($000)
United States (3.0%)
	Linde plc	7,362	3,358
Total Common Stocks (Cost $104,071)			109,453
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[1]	Vanguard Market Liquidity Fund, 4.834% (Cost $3,277)	32,775	3,277
Total Investments (99.8%) (Cost $107,348)			112,730
Other Assets and Liabilities—Net (0.2%)			258
Net Assets (100%)			112,988
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

International Dividend Growth Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $104,071)	109,453
Affiliated Issuers (Cost $3,277)	3,277
Total Investments in Securities	112,730
Investment in Vanguard	3
Foreign Currency, at Value (Cost $15)	15
Receivables for Accrued Income	255
Receivables for Capital Shares Issued	145
Total Assets	113,148
Liabilities
Payables for Investment Securities Purchased	15
Payables to Investment Advisor	69
Payables for Capital Shares Redeemed	60
Payables to Vanguard	16
Total Liabilities	160
Net Assets	112,988
At October 31, 2024, net assets consisted of:

Paid-in Capital	105,874
Total Distributable Earnings (Loss)	7,114
Net Assets	112,988

Net Assets
Applicable to 10,216,469 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	112,988
Net Asset Value Per Share	$11.06

See accompanying Notes, which are an integral part of the Financial Statements.
3

International Dividend Growth Fund
Statement of Operations

November 1, 2023[1] to October 31, 2024
($000)
Investment Income
Income
Dividends[2]	1,839
Non-Cash Dividends	110
Interest[3]	201
Total Income	2,150
Expenses
Investment Advisory Fees—Note B	211
The Vanguard Group—Note C
Management and Administrative	159
Marketing and Distribution	3
Custodian Fees	39
Auditing Fees	43
Shareholders’ Reports and Proxy Fees	27
Trustees’ Fees and Expenses	—
Other Expenses	22
Total Expenses	504
Expenses Paid Indirectly	(9)
Fees Waived/Expenses Reimbursed—Note D	(21)
Net Expenses	474
Net Investment Income	1,676
Realized Net Gain (Loss)
Investment Securities Sold[3]	319
Foreign Currencies	(18)
Realized Net Gain (Loss)	301
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3]	5,382
Foreign Currencies	(3)
Change in Unrealized Appreciation (Depreciation)	5,379
Net Increase (Decrease) in Net Assets Resulting from Operations	7,356
1	Commencement of subscription period for the fund.
2	Dividends are net of foreign withholding taxes of $210,000.
3	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $201,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Dividend Growth Fund
Statement of Changes in Net Assets

November 1, 2023[1] to October 31, 2024
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,676
Realized Net Gain (Loss)	301
Change in Unrealized Appreciation (Depreciation)	5,379
Net Increase (Decrease) in Net Assets Resulting from Operations	7,356
Distributions
Total Distributions	(108)
Capital Share Transactions
Issued	130,145
Issued in Lieu of Cash Distributions	84
Redeemed	(24,489)
Net Increase (Decrease) from Capital Share Transactions	105,740
Total Increase (Decrease)	112,988
Net Assets
Beginning of Period	—
End of Period	112,988
1	Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	November 1, 2023[1] to October 31, 2024
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.206
Net Realized and Unrealized Gain (Loss) on Investments	.873
Total from Investment Operations	1.079
Distributions
Dividends from Net Investment Income	(.019)
Distributions from Realized Capital Gains	—
Total Distributions	(.019)
Net Asset Value, End of Period	$11.06
Total Return[3]	10.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$113
Ratio of Total Expenses to Average Net Assets	0.55%[4]
Ratio of Net Investment Income to Average Net Assets	1.89%
Portfolio Turnover Rate	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 1, 2023, to November 14, 2023, during which time all assets were held in cash. Performance measurement began November 15, 2023, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.54%.

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Dividend Growth Fund
Notes to Financial Statements
Vanguard International Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company llp, beginning February 1, 2025, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the S&P International Developed Dividend Growers Index since January 31, 2024. For the period ended April 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.24% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
7

International Dividend Growth Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $21,000 (0.02%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
E.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of 0.01% of average net assets).
F.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	11,307	—	—	11,307
Common Stocks—Other	—	98,146	—	98,146
Temporary Cash Investments	3,277	—	—	3,277
Total	14,584	98,146	—	112,730
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	134
Total Distributable Earnings (Loss)	(134)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,925
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	5,189
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	7,114
The tax character of distributions paid was as follows:
Period Ended October 31,
2024 Amount ($000)
Ordinary Income*	108
Long-Term Capital Gains	—
Total	108
*	Includes short-term capital gains, if any.
8

International Dividend Growth Fund
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	107,539
Gross Unrealized Appreciation	9,800
Gross Unrealized Depreciation	(4,609)
Net Unrealized Appreciation (Depreciation)	5,191
H.	During the year ended October 31, 2024, the fund purchased $124,830,000 of investment securities and sold $21,078,000 of investment securities, other than temporary cash investments.
I.	Capital shares issued and redeemed were:

November 1, 2023[1] to October 31, 2024
Shares (000)
Issued	12,495
Issued in Lieu of Cash Distributions	8
Redeemed	(2,287)
Net Increase (Decrease) in Shares Outstanding	10,216
1	Commencement of subscription period for the fund.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
K.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
9

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard International Dividend Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard International Dividend Growth Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 1, 2023 (Commencement of Subscription Period) through October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period November 1, 2023 (Commencement of Subscription Period) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
10

Tax information (unaudited)
The fund hereby designates $116,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $63,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund designates to shareholders foreign source income of $2,159,000 and foreign taxes paid of $146,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
QV0210 122024
11

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD WHITEHALL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.